UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2018

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Dynamic Bond Income Fund

Dreyfus Global Multi-Asset Income Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Global Dynamic Bond Income Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Global Dynamic Bond Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Dynamic Bond Income Fund (formerly, Dreyfus Global Dynamic Bond Fund), covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by portfolio managers Paul Brain, Howard Cunningham, and Parmeshwar Chadha, of Newton Investment Management (North America) Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Global Dynamic Bond Income Fund’s Class A shares produced a total return of -0.02%, Class C shares returned -0.33%, Class I shares returned 0.16%, and Class Y shares returned 0.08%.1 In comparison, the fund’s benchmark, the Citi One-Month U.S. Treasury Bill Index (the “Index”), produced a total return of 0.66% for the same period.2

Global bond markets encountered heightened volatility during the reporting period stemming from rising interest rates and less accommodative monetary policies from some major central banks. The fund underperformed the Index, largely due to its exposure to investment-grade corporate bonds and longer-term sovereign bonds from emerging markets.

As of March 19, 2018, the fund’s name changed from Dreyfus Global Dynamic Bond Fund to Dreyfus Global Dynamic Bond Income Fund.

The Fund’s Investment Approach

The fund seeks total return (consisting of income and capital appreciation). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other instruments that provide investment exposure to global bond markets. The fund’s investments will be focused globally among the developed and emerging capital markets of the world. The fund’s portfolio managers employ a dynamic approach in allocating the fund’s assets globally, principally among government bonds, emerging market sovereign debt, investment-grade and high yield corporate instruments, and currencies. The fund’s portfolio managers combine a top-down approach, emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research to allocate the fund’s investments among and within asset classes. In choosing investments, the portfolio managers consider: key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as changing demographics, the impact of new technologies and the globalization of industries and brands; relative valuations of equity securities, bonds and cash; long-term trends in currency movements; and company fundamentals.

Volatility Returned to Global Bond Markets

Income-oriented investors’ risk appetites remained solid through late 2017 despite a pickup in volatility following the nomination of a new chairman of the Federal Reserve Board in the U.S. and the enactment of U.S. tax reform legislation, which reduced the tax burden on U.S. companies and raised U.S. growth and interest-rate expectations. Healthy economic growth also prevailed in international markets, with forward-looking economic indicators remaining positive across Europe and the major Asian economies. However, inflationary pressures varied from region to region. In the U.S., investors worried that greater wage growth might rekindle an acceleration of inflation, but inflation generally remained subdued in Japan and Europe. Elsewhere in Asia, political developments dominated headlines as the president of China consolidated his power and articulated a robust reform agenda.

Beginning in late January 2018, financial market volatility rose sharply amid robust U.S. labor markets, stronger U.S. wage growth, and rising U.S. short-term interest rates, leading to a notable reduction in investors’ risk appetites. However, fears of higher inflation, increased fiscal spending, and rising trade protectionism offset the otherwise positive impact of reduced risk appetites on high-quality bond prices, and “safe-haven” government bonds failed to rally materially in response.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security Selections Dampened Fund Performance

The fund underperformed the Index and produced roughly flat absolute returns over the reporting period as its holdings of investment-grade corporate bonds and longer-term emerging-market sovereign bonds, particularly in Brazil and the Dominican Republic, proved a drag on performance. Our currency strategy also modestly constrained returns, with underweighted exposure to the British pound and long positions in emerging-market currencies representing notably negative contributors to performance. Better results from the fund’s position in the U.S. dollar were not enough to offset weakness stemming from other currency exposures.

On a more positive note, a relatively low average duration posture and a focus on higher-quality securities helped provide downside protection during a challenging time for bond investors. Short duration positions enabled the fund to avoid the full brunt of market weakness when government bond yields rose sharply. Meanwhile, positions in high yield corporate bonds proved relatively stable, aided by a bias towards banks with a demonstrated ability to profit from stronger economic growth and higher interest rates.

The fund employed put options on U.S. Treasury securities, which allowed the fund’s U.S. dollar duration hedges to increase gradually as yields rose.

A More Cautious Investment Posture

The divergence in “core” bond markets appears likely to continue with subdued inflation supporting bond yields in Europe and Japan, while rising bond issuance volumes and inflationary pressures in the U.S. should keep U.S. Treasury securities under pressure. This dynamic may provide opportunities for investment at higher yields over the medium term. In the short term, however, we expect our focus to remain on preserving capital rather than taking too much credit or duration risk in the hunt for yield. We intend to maintain a cautious approach to corporate-backed securities and a bias toward the U.S. dollar in this environment. Finally, a stronger dollar and the possibility of elevated geopolitical risks have prompted a reduction in the fund’s emerging-market bond exposure.

May 15, 2018

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower.

2 Source: Lipper Inc. — The Citi One-Month U.S. Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The Citi U.S. One-Month Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Dynamic Bond Income Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.72	$7.43	$2.48	$2.48
Ending value (after expenses)	$999.80	$996.70	$1,001.60	$1,000.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.76	$7.50	$2.51	$2.51
Ending value (after expenses)	$1,021.08	$1,017.36	$1,022.32	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .75% for Class A, 1.50% for Class C, .50% for Class I and .50% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0%
Consumer Discretionary - 7.2%
Best Buy, Sr. Unscd. Bonds		5.50	3/15/21	210,000		220,770
Bunzl Finance, Gtd. Bonds	GBP	2.25	6/11/25	102,000		138,372
CCO Holdings, Sr. Unscd. Notes		5.75	1/15/24	176,000		178,094
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/26	70,000	[b]	68,334
CPUK Finance, Sr. Scd. Bonds	GBP	4.25	2/28/47	100,000		138,857
CPUK Finance, Sr. Scd. Notes	GBP	2.67	2/28/42	200,000		280,355
Dollar General, Sr. Unscd. Notes		4.15	11/1/25	208,000		210,291
Eagle Intermediate Global Holding, Sr. Scd. Bonds	EUR	5.38	5/1/23	100,000		123,779
Eagle Intermediate Global Holding, Sr. Scd. Bonds		7.50	5/1/25	150,000	[b]	154,125
EI Group, First Mortgage Bonds	GBP	6.50	12/6/18	16,000		22,436
EI Group, First Mortgage Bonds	GBP	6.38	2/15/22	100,000		143,863
Hella Finance International, Gtd. Notes	EUR	1.00	5/17/24	194,000		235,724
John Lewis, Sr. Unscd. Notes	GBP	8.38	4/8/19	175,000		256,417
KFC & Pizza Hut Holdings, Gtd. Notes		5.00	6/1/24	257,000		256,679
Mitchells & Butlers Finance, Asset-Backed Bonds, Ser. B2	GBP	6.01	12/15/28	170,713		273,721
Motability Operations Group, Gtd. Notes	EUR	1.63	6/9/23	200,000		253,726
Unitymedia Hessen, Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		137,578
Virgin Media Receivables Financing Notes I DAC, Sr. Scd. Bonds	GBP	5.50	9/15/24	208,000		284,569
Volkswagen International Finance, Gtd. Bonds	EUR	1.13	10/2/23	100,000		122,070
Wagamama Finance, Sr. Scd. Notes	GBP	4.13	7/1/22	100,000		133,541
					3,633,301

6

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Consumer Staples - 2.8%
Anheuser-Busch InBev Worldwide, Gtd. Notes, Ser. 5FRN, 3 Month LIBOR + .74%		3.05	1/12/24	64,000	[c]	65,063
Coca-Cola European Partners, Gtd. Notes	EUR	1.13	5/26/24	160,000		196,048
Iceland Bondco, Sr. Scd. Notes	GBP	4.63	3/15/25	100,000		126,365
JBS Investments, Gtd. Notes		7.25	4/3/24	200,000		197,940
Nova Austral, Sr. Scd. Bonds		8.25	5/26/21	150,000	[b]	149,711
PepsiCo, Sr. Unscd. Notes		2.00	4/15/21	96,000		93,533
Post Holdings, Gtd. Notes		5.50	3/1/25	134,000	[b]	131,990
Sigma Alimentos, Sr. Unscd. Notes		4.13	5/2/26	200,000		190,500
Spectrum Brands, Gtd. Bonds	EUR	4.00	10/1/26	100,000		122,344
Spectrum Brands, Gtd. Notes		6.63	11/15/22	120,000		124,500
					1,397,994
Energy - 2.5%
Antero Resources, Gtd. Notes		5.63	6/1/23	147,000		150,859
BP Capital Markets, Gtd. Notes	GBP	4.33	12/10/18	100,000		140,428
KCA Deutag UK Finance, Sr. Scd. Notes		7.25	5/15/21	200,000	[b]	195,500
Petrobras Global Finance, Gtd. Notes		6.75	1/27/41	230,000		218,845
Range Resources, Gtd. Notes		5.00	3/15/23	264,000		255,288
Shell International Finance, Gtd. Notes, 3 Month LIBOR + .45%		2.26	5/11/20	287,000	[c]	289,382
					1,250,302
Financials - 24.4%
4finance, Gtd. Notes		10.75	5/1/22	200,000		205,983
Allied Irish Banks, Sub. Notes	EUR	4.13	11/26/25	181,000		234,656
Amigo Luxembourg, Sr. Scd. Notes	GBP	7.63	1/15/24	100,000		142,456
AnaCap Financial Europe SA SICAV-RAIF, Sr. Scd. Notes, 3 Month EURIBOR + 5.00% @ Floor	EUR	5.00	8/1/24	200,000	[c]	234,578

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Financials - 24.4% (continued)
Aquarius & Investments, Jr. Sub. Notes		8.25	9/29/49	200,000		202,484
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Notes	EUR	5.88	5/24/22	200,000		263,946
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/23	200,000		256,411
Bank Nederlandse Gemeenten, Sr. Unscd. Notes		1.25	6/25/18	460,000	[b]	459,461
Bank of England, Sr. Unscd. Notes		1.25	3/14/19	410,000		406,012
Bank of England Euro Note, Unscd. Notes		2.50	3/5/21	396,000		392,614
Bank of Ireland Group, Sub. Notes	GBP	3.13	9/19/27	100,000		136,027
Citigroup, Sub. Notes		5.50	9/13/25	240,000		256,314
Close Brothers Finance, Gtd. Notes	GBP	2.75	10/19/26	141,000		196,012
Commonwealth Bank of Australia, Covered Bonds		2.13	7/22/20	250,000		245,226
Coventry Building Society, Covered Bonds, 3 Month LIBOR + .30%	GBP	0.91	3/17/20	100,000	[c]	138,105
Coventry Building Society, Jr. Sub. Bonds	GBP	6.38	12/31/49	200,000		286,527
Coventry Building Society, Sr. Unscd. Notes	EUR	2.50	11/18/20	200,000		256,137
CYBG, Sr. Unscd. Notes	GBP	3.13	6/22/25	280,000		384,248
Danske Bank, Sub. Notes	GBP	5.38	9/29/21	90,000		125,824
DNB Boligkreditt, Covered Bonds		2.50	3/28/22	255,000		248,251
ECL Finance, Sr. Scd. Notes	INR	9.05	12/28/19	14,500,000		217,661
Housing Development Finance, Sr. Unscd. Notes	INR	7.88	8/21/19	20,000,000		300,496
HSBC Bank, Sub. Notes	GBP	5.38	11/4/30	195,000		313,267
Investec, Jr. Sub. Notes	GBP	6.75	12/5/49	200,000		286,479
JAB Holdings, Gtd. Bonds	EUR	1.25	5/22/24	100,000		122,024
Jerrold Finco, Sr. Scd. Bonds	GBP	6.13	1/15/24	108,000		149,790
JPMorgan Chase & Co., Sr. Unscd. Notes, 3 Month LIBOR + 1.21%		3.56	10/29/20	163,000	[c]	166,425

8

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Financials - 24.4% (continued)
JPMorgan Chase Bank, Sr. Unscd. Notes, 3 Month LIBOR + .25%		2.07	2/13/20	460,000	[c]	460,411
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	GBP	1.13	12/23/19	360,000		498,262
Lloyds Bank, Jr. Sub. Notes	EUR	13.00	1/29/49	66,000		107,796
Lloyds Banking Group, Jr. Sub. Bonds	GBP	7.00	12/31/49	200,000		288,426
Nationwide Building Society, Jr. Sub. Notes	GBP	6.88	12/31/49	200,000		287,978
New York Life Global Funding, Scd. Notes		1.70	9/14/21	270,000		257,524
Prudential, Sr. Unscd. Bonds	GBP	5.88	5/11/29	205,000		368,861
Royal Bank of Canada, Covered Bonds		2.00	10/1/18	125,000		124,804
Royal Bank of Canada, Covered Bonds		1.88	2/5/20	280,000		275,166
Royal Bank of Scotland Group, Jr. Sub. Bonds		7.50	12/29/49	200,000		210,550
Saga, Gtd. Bonds	GBP	3.38	5/12/24	128,000		166,935
Santander UK, Sub. Notes	GBP	9.63	10/30/23	147,000		210,625
Silverback Finance, Sr. Scd. Bonds	EUR	3.13	2/25/37	193,807		241,902
Skipton Building Society, Covered Notes, 3 Month LIBOR + .31%	GBP	1.02	5/2/23	133,000	[c]	183,327
Societe Generale, Jr. Sub. Notes	EUR	6.75	12/31/49	243,000		326,776
Stadshypotek, Covered Bonds		2.50	4/5/22	307,000		299,049
TP ICAP, Gtd. Notes	GBP	5.25	1/26/24	190,000		275,680
UBS, Sub. Notes	EUR	4.75	2/12/26	235,000		312,361
UNITE USAF II, Sr. Scd. Notes	GBP	3.37	6/30/28	100,000		147,034
US Bank, Sr. Unscd. Notes, 3 Mont LIBOR + .32%		2.68	4/26/21	250,000	[c]	250,255
Westpac Banking, Covered Notes		1.38	5/30/18	330,000		329,770
					12,250,906
Foreign/Governmental - 29.7%
Brazil Letras do Tesouro Nacional, Bills	BRL	0.00	7/1/21	3,000,000	[d]	666,374

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Foreign/Governmental - 29.7% (continued)
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/25	1,000,000		303,509
Brazilian Government, Sr. Unscd. Notes		4.63	1/13/28	487,000		469,590
Caisse des Depots et Consignations, Sr. Unscd. Notes		1.25	5/17/19	400,000		394,506
Canada Housing Trust No 1, Govt. Gtd. Bonds	CAD	2.00	12/15/19	1,140,000	[b]	889,368
Czech Republic, Bonds, Ser. 52	CZK	4.70	9/12/22	9,910,000		542,876
Dominican Government, Sr. Unscd. Notes	DOP	8.90	2/15/23	8,100,000		169,318
Ecuadorian Government, Sr. Unscd. Bonds		10.50	3/24/20	200,000		206,750
European Bank for Reconstruction & Development, Sr. Unscd. Notes, 3 Month LIBOR FLAT		2.27	3/23/20	292,000	[c]	291,860
European Investment Bank, Sr. Unscd. Bonds, 3 Month LIBOR + .25%	GBP	0.80	2/17/20	350,000	[c]	484,471
Export-Import Bank of Korea, Sr. Unscd. Notes, 3 Month LIBOR + .46%		2.82	10/21/19	401,000	[c]	400,914
Export-Import Bank of Korea, Sr. Unscd. Notes, Ser. 5FRN, 3 Month LIBOR + .88%		3.23	1/25/22	309,000	[c]	310,253
FMS Wertmanagement, Govt. Gtd. Bonds		2.75	3/6/23	500,000		494,100
FMS Wertmanagement, Gtd. Notes, 3 Month LIBOR + .10%		2.06	11/27/19	600,000	[c]	600,969
Indonesian Government, Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	9,050,000,000		698,631
Instituto de Credito Oficial, Govt. Gtd. Notes		1.63	9/14/18	390,000		388,794
International Bank for Reconstruction & Development, Sr. Unscd. Bonds, 3 Month LIBOR + .28%		2.09	2/11/21	410,000	[c]	412,839
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	3.75	3/1/21	360,000		480,918
Kommunekredit, Sr. Unscd. Notes		1.63	6/1/21	410,000		394,824
Kuwaiti Government, Sr. Unscd. Bonds		2.75	3/20/22	630,000		611,656
Malaysian Government, Sr. Unscd. Bonds, Ser. 217	MYR	4.06	9/30/24	3,480,000		893,345
Mexican Government, Bonds, Ser. M	MXN	8.00	11/7/47	4,430,000		246,024

10

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Foreign/Governmental - 29.7% (continued)
Mexican Government, Bonds, Ser. M20	MXN	7.50	6/3/27	4,530,000		242,529
Mongolian Government, Sr. Unscd. Notes		5.63	5/1/23	250,000		243,108
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/22	10,000,000		148,639
Netherlands Development Finance, Govt. Gtd. Notes, 3 Month LIBOR + .14%		2.50	10/21/19	192,000	[c]	192,326
New Zealand Government, Sr. Unscd. Bonds	NZD	3.00	4/15/20	930,000		662,570
New Zealand Government, Sr. Unscd. Bonds	NZD	4.50	4/15/27	900,000		672,584
Province of British Columbia Canada, Sr. Unscd. Notes	EUR	0.88	10/8/25	328,000		402,695
Queensland Treasury, Govt. Gtd. Bonds, Ser. 27	AUD	2.75	8/20/27	540,000	[b]	391,602
Sri Lankan Government, Sr. Unscd. Bonds		6.00	1/14/19	400,000		405,478
Swedish Export Credit, Sub. Notes		2.88	11/14/23	200,000	[b]	198,890
Treasury Corporation of Victoria, Govt. Gtd. Notes	AUD	4.25	12/20/32	537,000		445,627
Vietnamese Government, Sr. Unscd. Bonds		6.75	1/29/20	512,000		539,474
					14,897,411
Health Care - 1.3%
BUPA Finance, Gtd. Bonds	GBP	6.13	12/29/49	130,000		193,587
HCA, Sr. Scd. Notes		6.50	2/15/20	190,000		199,025
Rede D'Or Finance SARL, Gtd. Notes		4.95	1/17/28	200,000		185,125
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		2.20	7/21/21	98,000		88,477
					666,214
Industrials - 3.6%
AA Bond, Sr. Scd. Notes	GBP	4.25	7/31/43	100,000		142,771
Belden, Gtd. Bonds	EUR	2.88	9/15/25	125,000		148,347
CEMEX Finance, Sr. Scd. Notes		6.00	4/1/24	220,000		226,710
Firstgroup, Gtd. Bonds	GBP	6.13	1/18/19	275,000		390,911

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Industrials - 3.6% (continued)
General Electric, Sr. Unscd. Notes	GBP	6.44	11/15/22	23,099		35,171
Georgian Railway, Sr. Unscd. Notes		7.75	7/11/22	263,000		283,768
GMR Hyderabad International Airport, Sr. Scd. Notes		4.25	10/27/27	200,000		182,459
Heathrow Finance, Sr. Scd. Bonds	GBP	3.88	3/1/27	175,000		231,937
Jeld-Wen, Notes		4.63	12/15/25	34,000	[b]	32,715
ProGroup, Sr. Scd. Notes	EUR	3.00	3/31/26	110,000		132,597
					1,807,386
Information Technology - 2.1%
eBay, Sr. Unscd. Notes, 3 Month LIBOR + .48%		2.25	8/1/19	329,000	[c]	329,719
EMC, Sr. Unscd. Notes		1.88	6/1/18	260,000		259,734
First Data, Sr. Scd. Notes		5.38	8/15/23	200,000	[b]	204,460
Microsoft, Sr. Unscd. Bonds		2.00	8/8/23	250,000		235,171
					1,029,084
Materials - 1.3%
Packaging Corporation of America, Sr. Unscd. Notes		2.45	12/15/20	71,000		69,609
Packaging Corporation of America, Sr. Unscd. Notes		3.40	12/15/27	160,000		150,255
Pro-Gest, Sr. Unscd. Bonds	EUR	3.25	12/15/24	120,000		141,952
PSPC Escrow, Sr. Unscd. Notes	EUR	6.00	2/1/23	110,000		138,560
Silgan Holdings, Sr. Unscd. Bonds	EUR	3.25	3/15/25	120,000		148,496
					648,872
Real Estate - 3.0%
DEMIRE Deutsche Mittelstand Real Estate, Sr. Unscd. Bonds	EUR	2.88	7/15/22	120,000		148,385
Equinix, Sr. Unscd. Notes	EUR	2.88	2/1/26	110,000		128,546
Iron Mountain, Gtd. Notes	EUR	3.00	1/15/25	225,000		269,836
London & Quadrant Housing Trust, Sr. Scd Bonds	GBP	2.63	5/5/26	142,000		198,292

12

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Real Estate - 3.0% (continued)
SELP Finance Sarl, Gtd. Bonds	EUR	1.25	10/25/23	150,000		181,351
Summit Germany, Sr. Unscd. Bonds	EUR	2.00	1/31/25	122,000		143,539
Tesco Property Finance 3, Mortgage Backed Bonds	GBP	5.74	4/13/40	72,983		118,486
Vonovia Finance, Gtd. Notes	EUR	1.50	3/31/25	242,000		296,463
					1,484,898
Telecommunication Services - 3.2%
Arqiva Broadcast Finance, Sr. Scd. Notes	GBP	9.50	3/31/20	120,000		173,875
AT&T, Sr. Unscd. Bonds	GBP	3.55	9/14/37	298,000		413,486
Orange, Jr. Sub. Notes	EUR	4.00	12/31/49	100,000		132,775
Sable International Finance, Gtd. Notes		6.88	8/1/22	234,000	[b]	246,578
Sprint Capital, Gtd. Notes		8.75	3/15/32	153,000		175,950
Telefonica Europe, Gtd. Bonds	EUR	4.20	12/29/49	100,000		127,329
T-Mobile USA, Gtd. Notes		6.00	3/1/23	129,000		133,999
T-Mobile USA, Gtd. Notes		6.00	4/15/24	90,000		94,473
Verizon Communications, Sr. Unscd. Notes, 3 Month LIBOR + 1.00%		3.15	3/16/22	103,000	[c]	105,256
					1,603,721
U.S. Government Securities - 13.1%
U.S. Treasury Bonds		2.88	5/15/43	1,750,000		1,682,153
U.S. Treasury Inflation Protected Securities, Bonds		2.38	1/15/25	2,203,506	[e]	2,445,278
U.S. Treasury Inflation Protected Securities, Bonds		2.13	2/15/41	511,569	[e]	646,296
U.S. Treasury Notes		1.63	8/15/22	968,800		924,788
U.S. Treasury Notes		2.13	7/31/24	885,000		846,886
					6,545,401
Utilities - 2.8%
Anglian Water Services Financing, Sr. Scd. Notes	GBP	1.63	8/10/25	115,000		153,054
Cadent Finance, Gtd. Notes	GBP	1.13	9/22/21	264,000		358,680

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.0% (continued)
Utilities - 2.8% (continued)
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/28/49	100,000		144,574
Israel Electric, Sr. Scd. Notes		4.25	8/14/28	200,000	[b]	191,733
Orsted, Sr. Unscd. Notes	GBP	4.88	1/12/32	116,000		195,240
Southern Gas Networks, Sr. Unscd. Notes	GBP	5.13	11/2/18	250,000		351,121
					1,394,402
Total Bonds and Notes (cost $48,569,033)				48,609,892
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount		Value ($)
Options Purchased - .1%
Put Options - .1%
U.S. 10 Year Treasury Notes, Contracts 62 UBS (cost $31,922)		120.00	6/2018	62,000		40,688

14

Description	Current Yield (%)	Shares	Value ($)
Other Investment - 1.3%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $662,412)	1.71	662,412	[f] 662,412
Total Investments (cost $49,263,367)		98.4%	49,312,992
Cash and Receivables (Net)		1.6%	784,509
Net Assets		100.0%	50,097,501

LIBOR—London Interbank Offered Rate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $3,314,467 or 6.62% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	54.2
Foreign/Governmental	29.7
U.S. Government Securities	13.1
Money Market Investment	1.3
Options Purchased	.1
98.4

† Based on net assets.

See notes to financial statements.

15

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	94,681	21,908,832	21,341,101	662,412	1.3	9,538

See notes to financial statements.

16

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short
Euro BTP Italian Government Bond	2	6/2018	(326,376)[a]	(335,736)	(9,360)
Long Gilt	4	6/2018	(676,215)[a]	(673,266)	2,949
Gross Unrealized Appreciation				2,949
Gross Unrealized Depreciation				(9,360)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

17

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
Euro	224	United States Dollar	271	5/2/18	-
Japanese Yen	56,641,000	United States Dollar	538,498	5/15/18	(19,853)
Norwegian Krone	5,240,726	United States Dollar	681,659	5/15/18	(28,039)
United States Dollar	735,534	Australian Dollar	972,000	5/15/18	3,746
United States Dollar	933,670	Canadian Dollar	1,157,711	5/15/18	31,713
United States Dollar	572,206	Czech Koruna	11,770,520	5/15/18	16,411
United States Dollar	5,615,772	Euro	4,483,773	5/15/18	195,118
United States Dollar	1,313,892	British Pound	944,717	5/15/18	12,380
United States Dollar	139,150	Mexican New Peso	2,623,726	5/15/18	(797)
State Street Bank and Trust Co
British Pound	133,000	United States Dollar	182,904	5/2/18	198
Japanese Yen	24,177,000	United States Dollar	230,737	5/15/18	(9,355)
Norwegian Krone	582,000	United States Dollar	75,407	5/15/18	(2,820)
Swedish Krona	4,189,006	United States Dollar	500,790	5/15/18	(21,839)
United States Dollar	880,009	Australian Dollar	1,119,225	5/15/18	37,379
United States Dollar	249,332	Brazilian Real	839,000	5/15/18	10,209
United States Dollar	2,252,111	Euro	1,822,206	5/15/18	49,157
United States Dollar	3,059,212	British Pound	2,174,499	5/15/18	63,461
United States Dollar	237,672	Indian Rupee	15,394,000	5/15/18	7,407
United States Dollar	249,301	Mexican New Peso	4,576,000	5/15/18	5,221
United States Dollar	1,299,814	New Zealand Dollar	1,795,680	5/15/18	36,450
UBS
British Pound	2,240	United States Dollar	3,076	5/1/18	8
United States Dollar	933,284	Euro	752,796	5/15/18	23,192

18

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
UBS (continued)
United States Dollar	8,037,279	British Pound	5,674,591	5/15/18	219,542
United States Dollar	117,126	Mexican New Peso	2,238,000	5/15/18	(2,247)
United States Dollar	72,353	New Zealand Dollar	98,111	5/15/18	3,326
Gross Unrealized Appreciation					714,918
Gross Unrealized Depreciation					(84,950)

See notes to financial statements.

19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	48,600,955	48,650,580
Affiliated issuers	662,412	662,412
Cash		2,669
Cash denominated in foreign currency	2,066	2,164
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		714,918
Dividends and interest receivable		520,285
Receivable for investment securities sold		223,562
Receivable for shares of Common Stock subscribed		20,000
Cash collateral held by broker—Note 4		14,241
Prepaid expenses		37,472
		50,848,303
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		9,396
Payable for investment securities purchased		604,583
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		84,950
Payable for futures variation margin—Note 4		3,862
Payable for shares of Common Stock redeemed		2,125
Accrued expenses		45,886
		750,802
Net Assets ($)		50,097,501
Composition of Net Assets ($):
Paid-in capital		50,537,447
Accumulated undistributed investment income—net		128,888
Accumulated net realized gain (loss) on investments		(1,243,290)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($6,411) net unrealized (depreciation) on futures]		674,456
Net Assets ($)		50,097,501

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	800,983	583,836	3,718,031	44,994,651
Shares Outstanding	65,929	48,826	304,853	3,688,410
Net Asset Value Per Share ($)	12.15	11.96	12.20	12.20

See notes to financial statements.

20

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest	710,844
Dividends:
Unaffiliated issuers	10,388
Affiliated issuers	9,538
Total Income	730,770
Expenses:
Management fee—Note 3(a)	94,263
Professional fees	54,388
Registration fees	30,300
Prospectus and shareholders’ reports	7,787
Custodian fees—Note 3(c)	7,676
Shareholder servicing costs—Note 3(c)	6,109
Distribution fees—Note 3(b)	2,371
Directors’ fees and expenses—Note 3(d)	1,808
Loan commitment fees—Note 2	453
Miscellaneous	19,217
Total Expenses	224,372
Less—reduction in expenses due to undertaking—Note 3(a)	(101,910)
Less—reduction in fees due to earnings credits—Note 3(c)	(57)
Net Expenses	122,405
Investment Income—Net	608,365
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	35,163
Net realized gain (loss) on options transactions	143,223
Net realized gain (loss) on futures	(21,149)
Net realized gain (loss) on forward foreign currency exchange contracts	(891,337)
Net Realized Gain (Loss)	(734,100)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(311,737)
Net unrealized appreciation (depreciation) on options transactions	(3,087)
Net unrealized appreciation (depreciation) on futures	16,468
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	449,927
Net Unrealized Appreciation (Depreciation)	151,571
Net Realized and Unrealized Gain (Loss) on Investments	(582,529)
Net Increase in Net Assets Resulting from Operations	25,836

See notes to financial statements.

21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	608,365	790,126
Net realized gain (loss) on investments	(734,100)	(520,086)
Net unrealized appreciation (depreciation) on investments	151,571	852,575
Net Increase (Decrease) in Net Assets Resulting from Operations	25,836	1,122,615
Distributions to Shareholders from ($):
Investment income—net:
Class A	(5,497)	(50,770)
Class C	(2,785)	(16,808)
Class I	(26,549)	(40,162)
Class Y	(257,083)	(1,063,886)
Net realized gain on investments:
Class A	-	(608)
Class C	-	(230)
Class I	-	(471)
Class Y	-	(12,209)
Total Distributions	(291,914)	(1,185,144)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	197,035	180,404
Class C	47,500	99,777
Class I	1,062,721	3,285,341
Class Y	7,338,467	7,271,205
Distributions reinvested:
Class A	4,916	48,686
Class C	2,422	14,727
Class I	26,549	40,613
Class Y	200,303	870,213
Cost of shares redeemed:
Class A	(77,274)	(1,331,970)
Class C	(163,014)	(77,228)
Class I	(1,161,207)	(790,155)
Class Y	(3,055,760)	(2,293,351)
Increase (Decrease) in Net Assets from Capital Stock Transactions	4,422,658	7,318,262
Total Increase (Decrease) in Net Assets	4,156,580	7,255,733
Net Assets ($):
Beginning of Period	45,940,921	38,685,188
End of Period	50,097,501	45,940,921
Undistributed (distributions in excess of) investment income—net	128,888	(187,563)

22

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	16,116	14,906
Shares issued for distributions reinvested	404	4,071
Shares redeemed	(6,359)	(111,006)
Net Increase (Decrease) in Shares Outstanding	10,161	(92,029)
Class C
Shares sold	3,967	8,337
Shares issued for distributions reinvested	202	1,243
Shares redeemed	(13,577)	(6,430)
Net Increase (Decrease) in Shares Outstanding	(9,408)	3,150
Class Ia
Shares sold	86,775	271,560
Shares issued for distributions reinvested	2,178	3,393
Shares redeemed	(95,051)	(64,944)
Net Increase (Decrease) in Shares Outstanding	(6,098)	210,009
Class Ya
Shares sold	601,567	601,724
Shares issued for distributions reinvested	16,418	72,624
Shares redeemed	(249,579)	(189,361)
Net Increase (Decrease) in Shares Outstanding	368,406	484,987

[a]During the period ended April 30, 2018, 6,216 Class Y shares representing $76,270 were exchanged for 6,221 Class I shares and during the period ended October 31, 2017, 2,080 Class Y shares representing $25,229 were exchanged for 2,080 Class I shares.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.23	12.30	12.13	12.70	12.59	13.03
Investment Operations:
Investment income—net[a]	.14	.19	.13	.16	.26	.32
Net realized and unrealized gain (loss) on investments	(.14)	.10	.25	(.18)	(.00)[b]	(.04)
Total from Investment Operations	(.00)[b]	.29	.38	(.02)	.26	.28
Distributions:
Dividends from investment income—net	(.08)	(.36)	(.19)	(.49)	(.15)	(.51)
Dividends from net realized gain on investments	-	(.00)[b]	(.02)	(.06)	-	(.21)
Total Distributions	(.08)	(.36)	(.21)	(.55)	(.15)	(.72)
Net asset value, end of period	12.15	12.23	12.30	12.13	12.70	12.59
Total Return (%)[c]	(.02)[d]	2.45	3.20	(.15)	2.08	2.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.36[e]	1.37	1.64	1.99	2.22	2.31
Ratio of net expenses to average net assets	.75[e]	.89	.95	.95	1.02	1.10
Ratio of net investment income to average net assets	2.34[e]	1.65	1.10	1.29	2.04	2.49
Portfolio Turnover Rate	84.91[d]	145.88	141.08	134.49	157.23	138.46
Net Assets, end of period ($ x 1,000)	801	682	1,818	1,407	1,466	1,912

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

24

Six Months Ended
Class C Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.06	12.18	12.05	12.62	12.54	12.98
Investment Operations:
Investment income—net[a]	.09	.11	.04	.07	.17	.23
Net realized and unrealized gain (loss) on investments	(.14)	.08	.25	(.19)	(.00)[b]	(.06)
Total from Investment Operations	(.05)	.19	.29	(.12)	.17	.17
Distributions:
Dividends from investment income—net	(.05)	(.31)	(.14)	(.39)	(.09)	(.40)
Dividends from net realized gain on investments	-	(.00)[b]	(.02)	(.06)	-	(.21)
Total Distributions	(.05)	(.31)	(.16)	(.45)	(.09)	(.61)
Net asset value, end of period	11.96	12.06	12.18	12.05	12.62	12.54
Total Return (%)[c]	(.33)[d]	1.59	2.47	(.94)	1.30	1.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.03[e]	2.09	2.39	2.74	2.95	3.03
Ratio of net expenses to average net assets	1.50[e]	1.64	1.70	1.70	1.76	1.85
Ratio of net investment income to average net assets	1.60[e]	.90	.35	.54	1.31	1.83
Portfolio Turnover Rate	84.91[d]	145.88	141.08	134.49	157.23	138.46
Net Assets, end of period ($ x 1,000)	584	702	671	788	1,051	819

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.27	12.33	12.14	12.71	12.60	13.04
Investment Operations:
Investment income—net[a]	.16	.23	.15	.19	.29	.36
Net realized and unrealized gain (loss) on investments	(.15)	.08	.27	(.18)	(.00)[b]	(.06)
Total from Investment Operations	.01	.31	.42	.01	.29	.30
Distributions:
Dividends from investment income—net	(.08)	(.37)	(.21)	(.52)	(.18)	(.53)
Dividends from net realized gain on investments	-	(.00)[b]	(.02)	(.06)	-	(.21)
Total Distributions	(.08)	(.37)	(.23)	(.58)	(.18)	(.74)
Net asset value, end of period	12.20	12.27	12.33	12.14	12.71	12.60
Total Return (%)	.16[c]	2.57	3.52	.07	2.30	2.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07[d]	1.14	1.39	1.70	1.88	1.96
Ratio of net expenses to average net assets	.50[d]	.65	.70	.70	.77	.85
Ratio of net investment income to average net assets	2.60[d]	1.91	1.35	1.54	2.29	2.86
Portfolio Turnover Rate	84.91[c]	145.88	141.08	134.49	157.23	138.46
Net Assets, end of period ($ x 1,000)	3,718	3,815	1,244	5,472	10,292	9,391

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

26

Six Months Ended
Class Y Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.27	12.33	12.14	12.71	12.60	12.50
Investment Operations:
Investment income—net[b]	.16	.23	.16	.19	.29	.10
Net realized and unrealized gain (loss) on investments	(.15)	.08	.27	(.18)	(.00)[c]	.11
Total from Investment Operations	.01	.31	.43	.01	.29	.21
Distributions:
Dividends from investment income—net	(.08)	(.37)	(.22)	(.52)	(.18)	(.11)
Dividends from net realized gain on investments	-	(.00)[c]	(.02)	(.06)	-	-
Total Distributions	(.08)	(.37)	(.24)	(.58)	(.18)	(.11)
Net asset value, end of period	12.20	12.27	12.33	12.14	12.71	12.60
Total Return (%)	.08[d]	2.67	3.54	.09	2.34	1.29	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[e]	.98	1.23	1.31	1.88	2.09	[e]
Ratio of net expenses to average net assets	.50[e]	.64	.70	.70	.75	.85	[e]
Ratio of net investment income to average net assets	2.60[e]	1.90	1.35	1.54	2.30	2.36	[e]
Portfolio Turnover Rate	84.91[d]	145.88	141.08	134.49	157.23	138.46
Net Assets, end of period ($ x 1,000)	44,995	40,741	34,952	14,611	1	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Dynamic Bond Income Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return (consisting of income and capital appreciation). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

The Company’s Board of Directors (the “Board”) approved, effective March 19, 2018, a change in the fund’s name from “Dreyfus Global Dynamic Bond Fund” to “Dreyfus Global Dynamic Bond Income Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 7,453 Class A and 7,267 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

28

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

30

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	27,167,080	-	27,167,080
Foreign Government	-	14,897,411	-	14,897,411
Registered Investment Company	662,412	-	-	662,412
U.S. Treasury	-	6,545,401	-	6,545,401
Other Financial Instruments:
Futures††	2,949	-	-	2,949
Forward Foreign Currency Exchange Contracts††	-	714,918	-	714,918
Options Purchased	40,688	-	-	40,688
Liabilities ($)
Other Financial Instruments:
Futures††	(9,360)	-	-	(9,360)
Forward Foreign Currency Exchange Contracts††	-	(84,950)	-	(84,950)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At April 30, 2018, Dreyfus Yield Enhancement Strategy Fund, an affiliate of the fund, held 2,623,619 Class Y shares representing approximately 64% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid

32

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $275,038 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. The fund has $223,682 of short-term capital losses and $51,356 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $1,185,144. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes,

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .50% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $101,910 during the period ended April 30, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual rate of .19% of the value of the fund’s average daily net assets.

During the period ended April 30, 2018, the Distributor retained $30 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $2,371 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April

34

30, 2018, Class A and Class C shares were charged $987 and $790, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $881 for transfer agency services and $33 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $33.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $7,676 pursuant to the custody agreement. These fees were partially offset by earnings credits of $24.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $16,461, Distribution Plan fees $361, Shareholder Services Plan fees $288, custodian fees $7,349, Chief Compliance Officer fees $4,214 and transfer agency fees $881, which are offset against an expense reimbursement currently in effect in the amount of $20,158.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures, options transactions and forward

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contracts, during the period ended April 30, 2018, amounted to $43,110,606 and $38,718,394, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell,

36

and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At April 30, 2018, there were no options written outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	43,637	[1,2]	Interest rate risk	(9,360)	[1]
Foreign exchange risk	714,918	[3]	Foreign exchange risk	(84,950)	[3]
Gross fair value of derivative contracts	758,555			(94,310)

Statement of Assets and Liabilities location:
[1]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Total
Interest rate	(21,149)		143,223		-		122,074
Foreign exchange	-		-		(891,337)		(891,337)
Total	(21,149)		143,223		(891,337)		(769,263)

38

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[4]	Options Transactions	[5]	Forward Contracts	[6]	Total
Interest rate	16,468		(3,087)		-		13,381
Foreign exchange	-		-		449,927		449,927
Total	16,468		(3,087)		449,927		463,308

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net unrealized appreciation (depreciation) on futures.
[5]	Net unrealized appreciation (depreciation) on options transactions.
[6]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	2,949	(9,360)
Options	40,688	-
Forward contracts	714,918	(84,950)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	758,555	(94,310)
Derivatives not subject to
Master Agreements	(43,637)	9,360
Total gross amount of assets
and liabilities subject to
Master Agreements	714,918	(84,950)

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	259,368		(48,689)	-	210,679
State Street Bank and Trust Company	209,482		(34,014)	-	175,468
UBS	246,068		(2,247)	-	243,821
Total	714,918		(84,950)	-	629,968

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(48,689)		48,689	-	-
State Street Bank and Trust Company	(34,014)		34,014	-	-
UBS	(2,247)		2,247	-	-
Total	(84,950)		84,950	-	-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity options contracts	16,221
Interest rate futures	1,482,484
Interest rate options contracts	48,998
Forward contracts	23,752,852

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $673,182, consisting of $1,455,423 gross unrealized appreciation and $782,241 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment Management (North America) Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select

41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the three- and four-year periods and at the Performance Group median for the five-year period and below the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median for three of the six one-year periods ended December 31st and above the Performance Universe median for four of the six one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in five of the six calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was the lowest in the Expense Group, the fund’s actual management fee (which was zero) was the lowest in the Expense Group and Expense Universe and the fund’s total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group).

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .50% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

42

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• While expressing some concern about the fund’s total return performance in recent periods, the Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

44

NOTES

45

For More Information

Dreyfus Global Dynamic Bond Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America) Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGDAX Class C: DGDCX Class I: DGDIX Class Y: DGDYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6298SA0418

Dreyfus Global Multi-Asset Income Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Global Multi-Asset Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Multi-Asset Income Fund, covering the period from November 30, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from the fund’s inception on November 30, 2017 through April 30, 2018, as provided by primary portfolio managers Paul Flood and Bhavin Shah of Newton Investment Management (North America) Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the period between the fund’s inception on November 30, 2017 and April 30, 2018, Dreyfus Global Multi-Asset Income Fund’s Class A shares produced a total return of 2.06%, Class C shares returned 1.77%, Class I shares returned 2.25%, and Class Y shares returned 2.25%.1 In comparison, the fund’s benchmark, the MSCI ACWI Index, and its performance baseline benchmark, a blend of 60% MSCI ACWI Index/40% BofA Merrill Lynch Global Broad Market Index (USD Hedged), produced total returns of 1.60% and 0.90%, respectively, for the same period.2,3

Global stocks advanced moderately and bonds generally lost a degree of value over the reporting period amid synchronized economic growth and rising interest rates. The fund outperformed its benchmarks, as equities and currency provided the most support for the fund’s returns.

The Fund’s Investment Approach

The fund seeks current income, while maintaining the potential for long-term capital appreciation. To pursue its goal, the fund uses an actively managed global multi-asset strategy that focuses on income generation. The fund’s sub-adviser allocates the fund’s investments among equity and equity-related securities, debt and debt-related securities, and, generally to a lesser extent, real estate, commodities, and infrastructure in developed and emerging markets. The fund will seek to gain exposure to various asset classes principally through direct investments in securities, but the fund also may use derivative instruments and investments in other investment companies, including exchange-traded funds (ETFs) and real estate investment trusts (REITs) for such exposure.

Economic Growth Amid Rising Volatility

Global equity markets gained ground over the reporting period’s first half, supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. U.S. stocks posted gains when tax reform legislation reduced corporate tax rates. Global growth trends enabled U.K. equities to climb despite a lackluster local economy and concerns regarding the country’s exit from the European Union. Eurozone markets proved sluggish despite improving regional economic fundamentals.

February 2018 and March 2018 saw heightened market volatility and declining stock prices sparked by perceived U.S. inflationary pressures and uncertainties surrounding the possibility of more protectionist U.S. trade policies. However, these concerns eased in April 2018, and higher oil prices benefited energy stocks.

Investment-grade bonds, as measured by the BofA Merrill Lynch Global Broad Market Index (USD Hedged), posted mild losses, on average, mainly due to rising interest rates in some regional markets as central banks moved away from their previously accommodative monetary policies.

Consumer and Health Care Stocks Dampened Results

Equities were the most significant contributor to the fund’s performance over the reporting period. The fund particularly benefited from lack of exposure to politically exposed U.K. stocks and an emphasis on renewable energy producers. Danish offshore wind farm company Ç¾rsted delivered strong results as it continued its transition away from fossil fuels and towards renewable energy. In the financials sector, Georgian financial institution TBC Bank benefited from competitive advantages in an attractive market with low loan penetration and a sound regulatory environment. Hong Kong-based insurer AIA was bolstered by China’s move to open its financial sector to foreign investment. Among consumer services companies, Walmart de México reported better-than-expected same-store sales growth and has captured market share. Results from the fund’s equity investments were further bolstered for U.S. residents by a weakening U.S. dollar against most other currencies.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

However, results were less favorable in the consumer goods sectors, where German automaker Volkswagen surrendered a portion of its previous gains, and Japan Tobacco issued disappointing profit guidance for 2018 and delayed the market expansion of its next-generation smoking device.

The fund’s bond portfolio produced positive absolute returns over the reporting period, in part due to currency movements affecting foreign bonds.

Maintaining a Cautious Investment Posture

Escalating trade disputes appear likely to lead to higher inflation in the U.S., and higher import prices and reduced export activity could come at a cost to economic growth. Meanwhile, a ballooning U.S. federal budget deficit could weigh on bond prices.

In this environment, we have continued to follow our investment process of searching for sustainable income through a focus on the underlying cash flows of the companies and securities in which we invest. By selecting companies that we believe can continue paying their coupons and growing their dividends throughout the economic cycle, we aim to ensure the fund can pay a sustainable income over time. We believe such an approach should help the fund provide not only an attractive and growing income stream, but also an attractive total return over the full economic cycle.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation in effect until December 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI ACWI Index captures large- and mid-cap representation across Developed Market (DM) countries and Emerging Market (EM) countries. Investors cannot invest directly in any index.

3 Source: FactSet — The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment-grade public debt issued in the major domestic and eurobond markets, including “global” bonds.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Multi-Asset Income Fund from November 30, 2017 (commencement of operations) to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the five months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.00	$7.14	$2.95	$2.95
Ending value (after expenses)	$1,020.60	$1,017.70	$1,022.50	$1,022.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018††
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$4.76	$8.50	$3.51	$3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,021.32	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C, .70% for Class I and .70% for Class Y, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the actual days in the period).

†† Please note that while the Class A, Class C, Class I and Class Y shares commenced initial offering on November 30, 2017, the hypothetical expense paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2017 to April 30, 2018.

††† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C, .70% for Class I and .70% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)		Value ($)
Convertible Bonds - 1.6%
China - .8%
Ctrip.com International, Sr. Unscd. Bonds		1.99	7/1/25	184,000		201,756
United States - .8%
Redwood Trust, Sr. Unscd. Notes		4.75	8/15/23	214,000		206,745
Total Convertible Bonds (cost $419,470)				408,501

Bonds and Notes - 32.3%
Australia - 1.2%
Australian Government, Sr. Unscd. Bonds, Ser. 138	AUD	3.25	4/21/29	400,000		314,043
Brazil - .9%
Petrobras Global Finance, Gtd. Notes		6.88	1/20/40	234,000		225,283
Chile - .6%
Nova Austral, Sr. Scd. Bonds		8.25	5/26/21	150,000	[b]	149,711
Ecuador - .7%
Ecuadorian Government, Sr. Unscd. Notes		8.88	10/23/27	200,000		189,250
Fiji - .8%
Fiji Government, Sr. Unscd. Notes		6.63	10/2/20	200,000		201,998
Germany - .5%
Rocket Internet, Sr. Unscd. Bonds	EUR	3.00	7/22/22	100,000		126,141
Indonesia - .8%
Indonesian Government, Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	2,592,000,000		200,094
Israel - .7%
Teva Pharmaceutical Finance Netherlands II, Gtd. Notes	EUR	1.13	10/15/24	100,000		101,997
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		2.20	7/21/21	83,000		74,934
					176,931
Japan - .7%
SoftBank Group, Sub. Notes		6.00	12/31/49	200,000		186,662

6

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Bonds and Notes - 32.3% (continued)
Mexico - 3.7%
Cemex, Sr. Scd. Notes		6.13	5/5/25	200,000		207,500
Mexican Government, Bonds, Ser. M	MXN	6.50	6/9/22	3,256,700		168,854
Mexican Government, Bonds, Ser. M	MXN	8.00	11/7/47	8,200,000		455,394
Mexican Government, Sr. Unscd. Bonds, Ser. M 20	MXN	8.50	5/31/29	1,725,200		99,022
					930,770
New Zealand - 2.1%
New Zealand Local Government Funding Agency, Sr. Unscd. Bonds	NZD	4.50	4/15/27	711,000		531,341
United Kingdom - 5.3%
Arqiva Broadcast Finance, Sr. Scd. Notes	GBP	9.50	3/31/20	100,000		144,896
Coventry Building Society, Jr. Sub. Bonds	GBP	6.38	12/29/49	200,000		286,527
Mclaren Finance, Sr. Scd. Bonds	GBP	5.00	8/1/22	100,000		137,112
Nationwide Building Society, Jr. Sub. Notes	GBP	6.88	3/11/49	100,000		143,989
Scottish Widows, Sub. Notes	GBP	5.50	6/16/23	100,000		153,547
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/40	97,312		157,981
TP ICAP, Gtd. Notes	GBP	5.25	1/26/24	127,000		184,271
Virgin Media Secured Finance, Sr. Scd. Notes	GBP	6.25	3/28/29	100,000		145,934
					1,354,257
United States - 14.3%
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/26	75,000	[b]	73,215
Sable International Finance, Gtd. Notes		6.88	8/1/22	200,000	[b]	210,750
Sprint, Gtd. Notes		7.13	6/15/24	226,000		233,275
Sprint Capital, Gtd. Notes		8.75	3/15/32	109,000		125,350
T-Mobile USA, Gtd. Notes		6.00	3/1/23	87,000		90,371
U.S. Treasury Inflation Protected Securities, Bonds		2.38	1/15/25	449,048	[c]	498,319
U.S. Treasury Notes		1.50	10/31/19	1,660,200		1,637,859

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 32.3% (continued)
United States - 14.3% (continued)
U.S. Treasury Notes	2.00	2/15/25	800,000	755,391
				3,624,530
Total Bonds and Notes (cost $8,261,050)			8,211,011
Description			Shares	Value ($)
Common Stocks - 62.5%
Australia - 3.9%
Dexus			31,241	[d] 222,623
Insurance Australia Group			46,501	275,632
Sydney Airport			50,153	268,191
Transurban Group			25,093	218,602
				985,048
Brazil - .7%
Ambev, ADR			26,062	172,530
Canada - 1.1%
Suncor Energy			7,135	272,852
China - 2.4%
China Harmony New Energy Auto Holding			614,000	[e] 345,902
Hollysys Automation Technologies			4,356	96,093
Man Wah Holdings			236,800	175,449
				617,444
Denmark - 1.0%
Orsted			3,959	[b] 260,413
Georgia - 2.7%
BGEO Group			6,551	312,445
TBC Bank Group			14,771	374,006
				686,451
Germany - 5.0%
HeidelbergCement			998	97,857
Hella GmbH & Co KGaA			3,104	191,480
Infineon Technologies			11,045	282,878
Telefonica Deutschland Holding			147,299	703,794
				1,276,009
Hong Kong - 6.3%
AIA Group			65,600	585,688
Hopewell Highway Infrastructure			546,500	332,690
Link REIT			25,500	[d] 225,298
Samsonite International			47,885	216,337
Sands China			40,800	235,434
				1,595,447
Ireland - 2.1%
AIB Group			32,124	191,315

8

Description	Shares	Value ($)
Common Stocks - 62.5% (continued)
Ireland - 2.1% (continued)
CRH	9,888	350,925
		542,240
Israel - 1.1%
Bank Hapoalim	37,011	252,658
Teva Pharmaceutical Industries, ADR	2,323	41,768
		294,426
Italy - 3.1%
Atlantia	23,791	786,701
Japan - .9%
Japan Tobacco	8,200	220,190
Mexico - 1.8%
Kimberly-Clark de Mexico, Cl. A	68,656	124,412
Wal-Mart de Mexico	123,200	342,551
		466,963
Netherlands - 1.1%
Wolters Kluwer	5,051	272,519
New Zealand - 2.1%
SKYCITY Entertainment Group	138,731	395,185
Spark New Zealand	62,592	151,878
		547,063
Norway - 1.1%
Entra	19,783	[b] 271,846
Singapore - 2.1%
Mapletree Greater China Commercial Trust	256,000	[d] 229,933
Parkway Life REIT	151,200	[d] 317,429
		547,362
Switzerland - 2.7%
ABB	6,960	162,155
Burckhardt Compression Holding	329	106,589
Novartis	2,146	165,062
Zurich Insurance Group	778	248,175
		681,981
United Kingdom - 12.8%
Ascential	38,865	225,072
B&M European Value Retail	43,823	243,461
BAE Systems	48,059	403,305
British American Tobacco	3,035	166,781
Diageo	7,093	252,298
Dixons Carphone	62,185	172,973
Ferguson	4,443	339,433
GlaxoSmithKline	5,359	107,539
Hikma Pharmaceuticals	12,455	219,355

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 62.5% (continued)
United Kingdom - 12.8% (continued)
Informa		18,914		192,162
Next		1,694		122,049
Prudential		18,328		470,068
Royal Dutch Shell, Cl. B		5,789		206,795
UBM		9,373		124,817
			3,246,108
United States - 8.5%
Albemarle		1,865		180,830
American Homes 4 Rent, Cl. A		9,773	[d]	197,415
Apple		1,912		315,977
Applied Materials		4,026		199,971
CA		3,385		117,798
Citigroup		4,681		319,572
Gilead Sciences		1,042		75,264
Las Vegas Sands		1,738		127,448
Microsoft		2,117		197,982
Redwood Trust		27,802	[d]	426,483
			2,158,740
Total Common Stocks (cost $15,585,987)		15,902,333

Preferred Stocks - 2.2%
Germany - 1.4%
Volkswagen	2.34	1,698		351,630
South Korea - .8%
Samsung Electronics	2.64	104	[f]	204,810
Total Preferred Stocks (cost $563,193)		556,440

10

Description	7-Day Yield (%)	Shares	Value ($)
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $93,629)	1.71	93,629	[g] 93,629
Total Investments (cost $24,923,329)		99.0%	25,171,914
Cash and Receivables (Net)		1.0%	257,208
Net Assets		100.0%	25,429,122

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

AUD—Australian Dollar

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

MXN—Mexican Peso

NZD—New Zealand Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $965,935 or 3.8% of net assets.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d Investment in real estate investment trust.

e Non-income producing security.

f The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At April 30, 2018, the value of this security amounted to $204,810 or .81% of net assets.

g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	62.5
Corporate Bonds	14.0
U.S. Government Securities	11.4
Foreign Government	6.4
Preferred Stocks	2.2
Municipal Bonds	2.1
Money Market Investment	.4
99.0

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 11/30/17($)	Purchases($)	Sales($)	Value 4/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	26,620,224	26,526,595	93,629.4		9,035

See notes to financial statements.

12

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Co
Swiss Franc	105,434	United States Dollar	106,641	5/2/18	(250)
United States Dollar	775,511	Australian Dollar	987,000	5/16/18	32,428
United States Dollar	240,851	Euro	192,880	5/16/18	7,651
United States Dollar	121,159	British Pound	88,231	5/1/18	(310)
United States Dollar	1,437,395	British Pound	1,018,000	7/13/18	30,725
United States Dollar	2,317	Mexican New Peso	43,243	5/2/18	5
United States Dollar	562,213	New Zealand Dollar	772,000	7/13/18	19,076
Gross Unrealized Appreciation					89,885
Gross Unrealized Depreciation					(560)

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	24,829,700	25,078,285
Affiliated issuers	93,629	93,629
Cash denominated in foreign currency	4,756	4,763
Dividends and interest receivable		158,230
Receivable for investment securities sold		119,020
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		89,885
Due from The Dreyfus Corporation and affiliates—Note 3(c)		10,351
Prepaid expenses		83,391
		25,637,554
Liabilities ($):
Payable for investment securities purchased		162,101
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		560
Accrued expenses		45,771
		208,432
Net Assets ($)		25,429,122
Composition of Net Assets ($):
Paid-in capital		25,000,000
Accumulated undistributed investment income—net		117,912
Accumulated net realized gain (loss) on investments		(24,092)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		335,302
Net Assets ($)		25,429,122

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,016,328	1,014,722	11,190,280	12,207,792
Shares Outstanding	80,000	80,000	880,000	960,000
Net Asset Value Per Share ($)	12.70	12.68	12.72	12.72

See notes to financial statements.

14

STATEMENT OF OPERATIONS

From November 30, 2017 (commencement of operations) to April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $14,240 foreign taxes withheld at source):
Unaffiliated issuers	185,823
Affiliated issuers	9,035
Interest (net of $1,177 foreign taxes withheld at source)	122,528
Total Income	317,386
Expenses:
Management fee—Note 3(a)	58,083
Professional fees	80,702
Registration fees	40,578
Prospectus and shareholders’ reports	12,364
Custodian fees—Note 3(c)	8,600
Distribution fees—Note 3(b)	3,144
Shareholder servicing costs—Note 3(c)	2,444
Directors’ fees and expenses—Note 3(d)	1,343
Loan commitment fees—Note 2	259
Miscellaneous	14,823
Total Expenses	222,340
Less—reduction in expenses due to undertaking—Note 3(a)	(142,944)
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	79,394
Investment Income—Net	237,992
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	99,313
Net realized gain (loss) on forward foreign currency exchange contracts	(123,405)
Net Realized Gain (Loss)	(24,092)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	245,977
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	89,325
Net Unrealized Appreciation (Depreciation)	335,302
Net Realized and Unrealized Gain (Loss) on Investments	311,210
Net Increase in Net Assets Resulting from Operations	549,202

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

From November 30, 2017 (commencement of operations) to April 30, 2018 (Unaudited)

Operations ($):
Investment income—net	237,992
Net realized gain (loss) on investments	(24,092)
Net unrealized appreciation (depreciation) on investments	335,302
Net Increase (Decrease) in Net Assets Resulting from Operations	549,202
Distributions to Shareholders from ($):
Investment income—net:
Class A	(4,560)
Class C	(3,280)
Class I	(53,680)
Class Y	(58,560)
Total Distributions	(120,080)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,000,000
Class C	1,000,000
Class I	11,000,000
Class Y	12,000,000
Increase (Decrease) in Net Assets from Capital Stock Transactions	25,000,000
Total Increase (Decrease) in Net Assets	25,429,122
Net Assets ($):
Beginning of Period	-
End of Period	25,429,122
Undistributed investment income—net	117,912
Capital Share Transactions (Shares):
Class A
Shares sold	80,000
Class C
Shares sold	80,000
Class I
Shares sold	880,000
Class Y
Shares sold	960,000

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Period Ended April 30,
Class A Shares	2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.11
Net realized and unrealized gain (loss) on investments	.15
Total from Investment Operations	.26
Distributions:
Dividends from investment income—net	(.06)
Net asset value, end of period	12.70
Total Return (%)[c]	2.06[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.31[e]
Ratio of net expenses to average net assets	.95[e]
Ratio of net investment income to average net assets	2.06[e]
Portfolio Turnover Rate	8.30[d]
Net Assets, end of period ($ x 1,000)	1,016

a From November 30, 2017 (commencement of operations) to April 30, 2018.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Period Ended April 30,
Class C Shares	2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.07
Net realized and unrealized gain (loss) on investments	.15
Total from Investment Operations	.22
Distributions:
Dividends from investment income—net	(.04)
Net asset value, end of period	12.68
Total Return (%)[c]	1.77[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.05[e]
Ratio of net expenses to average net assets	1.70[e]
Ratio of net investment income to average net assets	1.30[e]
Portfolio Turnover Rate	8.30[d]
Net Assets, end of period ($ x 1,000)	1,015

a From November 30, 2017 (commencement of operations) to April 30, 2018.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

18

Period Ended April 30,
Class I Shares	2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.12
Net realized and unrealized gain (loss) on investments	.16
Total from Investment Operations	.28
Distributions:
Dividends from investment income—net	(.06)
Net asset value, end of period	12.72
Total Return (%)	2.25[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.05[d]
Ratio of net expenses to average net assets	.70[d]
Ratio of net investment income to average net assets	2.30[d]
Portfolio Turnover Rate	8.30[c]
Net Assets, end of period ($ x 1,000)	11,190

a From November 30, 2017 (commencement of operations) to April 30, 2018.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Period Ended April 30,
Class Y Shares	2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.12
Net realized and unrealized gain (loss) on investments	.16
Total from Investment Operations	.28
Distributions:
Dividends from investment income—net	(.06)
Net asset value, end of period	12.72
Total Return (%)	2.25[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.05[d]
Ratio of net expenses to average net assets	.70[d]
Ratio of net investment income to average net assets	2.30[d]
Portfolio Turnover Rate	8.30[c]
Net Assets, end of period ($ x 1,000)	12,208

a From November 30, 2017 (commencement of operations) to April 30, 2018.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Multi-Asset Income Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund had no operations until November 30, 2017 (commencement of operations), other than matters relating to its organization and registration under the Act. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. The fiscal year end of the fund is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class A, Class C, Class I and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Convertible Bonds	-	408,501	-	408,501
Corporate Bonds	-	3,129,446	-	3,129,446
Equity Securities –Domestic Common Stocks	2,158,740	-	-	2,158,740
Equity Securities –Foreign Common Stocks	310,391	13,433,202†	-	13,743,593
Equity Securities –Foreign Preferred Stocks	-	556,440†	-	556,440
Foreign Government	-	1,628,655	-	1,628,655
Municipal Bonds	-	531,341	-	531,341
Registered Investment Company	93,629	-	-	93,629
U.S. Treasury	-	2,891,569	-	2,891,569

24

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	89,885	-	89,885
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(560)	-	(560)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

The components of accumulated earnings on a tax basis and tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”),

26

each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 30, 2017 through December 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $142,944 during the period ended April 30, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Newton serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays Newton a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $3,144 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $1,062 and $1,048, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $13,495 for transfer agency services and $2 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $2.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $8,600 pursuant to the custody agreement.

28

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $11,502, Distribution Plan fees $626, Shareholder Services Plan fees $418, custodian fees $8,600, Chief Compliance Officer fees $4,214 and transfer agency fees $166, which are offset against an expense reimbursement currently in effect in the amount of $35,877.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2018, amounted to $26,765,468 and $2,033,047, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	89,885	(560)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	89,885	(560)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	89,885	(560)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

30

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
State Street Bank and Trust Company	89,885		(560)	-	89,325
Total	89,885		(560)	-	89,325

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
State Street Bank and Trust Company	(560)		560	-	-
Total	(560)		560	-	-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Forward contracts	2,066,633

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $337,910, consisting of $881,248 gross unrealized appreciation and $543,338 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7, 2017, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment Management (North America) Limited (the “Subadviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support expected to be available to, and portfolio management capabilities of, the fund’s proposed portfolio management personnel and that Dreyfus also would provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus and the Subadviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board considered the reputation and experience of Dreyfus and the Subadviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds

32

independently prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. They considered that the fund’s contractual management fee was below the average and median contractual management fees for the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least December 1, 2018 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.70% of the fund’s average daily net assets) were below the average and median expense ratios of the funds in the Comparison Group.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by any funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s proposed management fee.

The Board considered the fee to be paid to the Subadviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and considered the possibility of soft dollar arrangements with respect to trading the fund’s investments. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Subadviser are adequate and appropriate.

33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board concluded that, since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

• The Board concluded that the fees to be paid to Dreyfus and the Subadviser were appropriate in light of the totality of the services to be provided as discussed above.

• The Board determined that, because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services proposed to be provided to the fund by Dreyfus and the Subadviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to approve the Agreements.

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus Global Multi-Asset Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America) Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRAAX Class C: DRACX Class I: DRAIX Class Y: DRAYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 4120SA0418

Dreyfus Global Real Return Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Global Real Return Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Return Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by portfolio managers Suzanne Hutchins (Lead) and Aron Pataki, of Newton Investment Management (North America) Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Global Real Return Fund’s Class A shares produced a total return of -0.05%, Class C shares returned -0.43%, Class I shares returned 0.04%, and Class Y shares returned 0.10%.1 In comparison, the fund’s benchmark, the Citi U.S. One-Month Treasury Bill Index, and the fund’s performance baseline benchmark, the USD 1-Month LIBOR, produced total returns of 0.66% and 0.78%, respectively, for the same period.2,3

Prices of global stocks and bonds advanced moderately over the reporting period in an environment of synchronized global economic growth and rising interest rates in major developed markets. The fund lagged its benchmarks, largely due to its more cautious stance, in keeping with the team’s views on the risks associated with the market backdrop.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund uses an actively managed multi-asset strategy to produce absolute or real returns with less volatility than major equity markets over a complete market cycle, typically a period of five years. Rather than managing to track a benchmark index, the fund seeks to provide returns that are largely independent of market moves.

The fund allocates its investments among global equities, bonds and cash, and, generally to a lesser extent, other asset classes, including real estate, commodities, currencies and alternative or non-traditional asset classes and strategies, primarily those accessed through derivative instruments.

The fund’s portfolio managers combine a top-down approach, emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research to allocate the fund’s investments among and within asset classes. In choosing investments, the portfolio managers consider key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as changing demographics, the impact of new technologies and the globalization of industries and brands; relative valuations of equity securities, bonds, and cash; long-term trends in currency movements; and company fundamentals.

Volatility Returned to Global Markets

The reporting period proved to be something of a roller coaster ride for global equity markets. While the reporting period started strongly, as the S&P 500 registered robust gains from November 2017 through January 2018, February 2018 marked the return of volatility to markets. Worries prompted by stronger-than-expected inflation data and subsequently higher bond yields caused a sell-off across most asset classes. Towards the end of the reporting period, equity markets recouped some of their earlier losses as investors chose to focus on a positive outlook for economic growth.

Security Selections Dampened Fund Performance

The fund delivered a positive absolute return gross of fees, almost entirely driven by the return-seeking core, which is composed of assets generating capital and income, and, in particular, global equities. A number of information technology holdings ranked among the top contributors, specifically Microsoft and Accenture, both of which benefited from solid financial results. Cisco Systems, a recent addition to the portfolio, also was propelled higher by an upturn in its networking products. Royal Dutch Shell benefited fund returns as oil prices climbed, reflecting a tightening between supply and demand. We recently increased the fund’s exposure to the energy sector with the purchase of Suncor Energy. Having come through a period of excessive and indiscriminate spending, oversupply, and weak

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

commodity prices, integrated oil companies such as Suncor Energy are now taking a more disciplined approach. We believe that this portends well for returns on invested capital, cash generation and, indeed, oil prices.

On a less positive note, specialty chemicals company Albemarle was the single largest detractor from returns due to a planned production expansion by its competitors, which may lead to an increase in lithium supplies. Some weakness also was seen in the tobacco and health care industries, particularly during the first half of the reporting period when they were left behind in the momentum-driven rally. Another negative contribution came from the fund’s stabilizing assets, primarily from derivative protection, which is employed to provide capital preservation and dampen volatility. This protection was not needed during the market’s rise, but its benefit was validated during heightened volatility later in the reporting period. Government bonds marginally detracted from returns on a hedged basis when yields rose.

A More Cautious Investment Posture

With central banks committed to withdrawing monetary stimulus, the U.S. economic cycle reaching maturity, and profit margins coming under pressure at a time of stretched valuations, we believe the time is right to emphasize capital preservation. We continue to view bonds as an effective long-term hedge against slowing growth and structural challenges, but we have reduced the fund’s interest-rate sensitivity over the near term by reducing its U.S. Treasury and Australian sovereign debt positions. We also have increased liquidity, which we will seek to deploy as volatility presents more compelling opportunities.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2019, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Bloomberg — The London Interbank Offered Rate (LIBOR) is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used “benchmark” or reference rate for short-term interest rates. Investors cannot invest directly in any index.

3 Source: Lipper, Inc. — The Citi U.S. One-Month Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The Citi U.S. One-Month Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

The fund may, but is not required to, use derivative instruments, such as options, futures, options on futures, forward contracts, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Return Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.60	$9.40	$4.46	$3.97
Ending value (after expenses)	$999.50	$995.70	$1,000.40	$1,001.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.66	$9.49	$4.51	$4.01
Ending value (after expenses)	$1,019.19	$1,015.37	$1,020.33	$1,020.83

† Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.90% for Class C, .90% for Class I and .80% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 27.5%
Australia - 2.9%
Australian Government, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/37	24,705,000		20,337,875
Australian Government, Sr. Unscd. Bonds, Ser. 147	AUD	3.25	6/21/39	12,153,000		9,285,719
New South Wales Treasury, Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	6,226,300	[b]	6,766,974
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.50	11/17/26	4,023,000		3,609,221
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.25	12/20/32	5,930,000		4,920,982
					44,920,771
Brazil - 2.0%
Brazilian Government, Sr. Unscd. Bonds		4.88	1/22/21	15,737,000		16,279,926
Brazilian Government, Sr. Unscd. Bonds		5.00	1/27/45	9,271,000		8,042,593
Petrobras Global Finance, Gtd. Notes		6.75	1/27/41	7,560,000		7,193,340
					31,515,859
Canada - 1.6%
Canada Housing Trust No 1, Govt. Gtd. Bonds	CAD	2.35	6/15/27	33,355,000		25,328,446
Ecuador - .2%
Ecuadorian Government, Sr. Unscd. Notes		8.88	10/23/27	3,518,000		3,328,908
India - .1%
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/22	120,000,000		1,783,663
Indonesia - .7%
Indonesian Government, Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	137,092,000,000		10,583,060
Japan - .2%
SoftBank Group, Sub. Notes		6.00	12/31/49	2,935,000		2,739,271
Mexico - 1.9%
Mexican Government, Bonds, Ser. M	MXN	7.75	5/29/31	82,440,000		4,473,577
Mexican Government, Bonds, Ser. M	MXN	8.00	11/7/47	81,363,500		4,518,590
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	254,278,300		15,482,491

6

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 27.5% (continued)
Mexico - 1.9% (continued)
Mexican Government, Bonds. Ser. M20	MXN	7.50	6/3/27	83,250,000		4,457,081
					28,931,739
Netherlands - .3%
Petrobras Global Finance, Gtd. Notes		7.38	1/17/27	1,312,000		1,409,088
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		2.20	7/21/21	3,348,000		3,022,651
					4,431,739
New Zealand - 1.9%
New Zealand Government, Sr. Unscd. Bonds, Ser. 0427	NZD	4.50	4/15/27	21,157,000		16,833,693
New Zealand Government, Sr. Unscd. Bonds, Ser. 0437	NZD	2.75	4/15/37	13,529,000		8,672,140
New Zealand Government, Sr. Unscd. Bonds, Ser. 0940	NZD	2.50	9/20/40	5,000,000	[c]	3,837,035
					29,342,868
United Kingdom - 2.0%
Anglian Water Services Financing, Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	151,000	[d]	414,366
Arqiva Broadcast Finance, Sr. Scd. Notes	GBP	9.50	3/31/20	3,000,000		4,346,876
British Telecommunications, Sr. Unscd. Notes	GBP	3.50	4/25/25	533,000	[d]	1,518,283
CPUK Finance, Scd. Bonds	GBP	4.25	2/28/47	630,000		874,802
Dwr Cymru Financing, Scd. Notes	GBP	1.86	3/31/48	150,000	[d]	445,781
High Speed Rail Finance 1, Sr. Scd. Notes	GBP	1.57	11/1/38	268,000	[d]	559,853
National Grid Electricity Transmission, Insured Bonds	GBP	2.98	7/8/18	667,000	[d]	1,466,928
Network Rail Infrastructure Finance, Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	865,000	[d]	2,136,521
Sable International Finance, Gtd. Notes		6.88	8/1/22	2,029,000	[e]	2,138,059
Scotland Gas Networks, Insured Notes, Ser. A2S	GBP	2.13	10/21/22	300,000	[d]	676,188
Tesco, Sr. Unscd. Notes	GBP	6.13	2/24/22	882,000		1,393,480
Tesco, Sr. Unscd. Notes	GBP	3.32	11/5/25	3,960,000	[d]	10,280,588
Tesco Property Finance 3, Scd. Bonds	GBP	5.74	4/13/40	2,750,020		4,464,537
					30,716,262

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($) [a]	Value ($)
Bonds and Notes - 27.5% (continued)
United States - 13.7%
CCO Holdings, Sr. Unscd. Notes	5.50	5/1/26	2,727,000 [e]	2,662,097
CCO Holdings, Sr. Unscd. Notes	5.88	5/1/27	1,802,000 [e]	1,765,960
CEMEX Finance, Sr. Scd. Notes	6.00	4/1/24	5,760,000	5,935,680
EMC, Sr. Unscd. Notes	1.88	6/1/18	4,701,000	4,696,196
Post Holdings, Gtd. Notes	5.50	3/1/25	3,029,000 [e]	2,983,565
Reynolds Group Issuer, Sr. Scd. Notes	5.75	10/15/20	4,435,606	4,473,087
Sprint, Gtd. Notes	7.88	9/15/23	3,180,000	3,418,500
Sprint, Gtd. Notes	7.13	6/15/24	3,548,000	3,662,210
Sprint Capital, Gtd. Notes	8.75	3/15/32	7,660,000	8,809,000
Sprint Communications, Sr. Scd. Debs.	9.25	4/15/22	404,000	466,620
T-Mobile USA, Gtd. Notes	6.00	3/1/23	2,563,000	2,662,316
T-Mobile USA, Gtd. Notes	6.00	4/15/24	3,236,000	3,396,829
U.S. Treasury Notes	1.50	10/31/19	94,003,400	92,738,396
U.S. Treasury Notes	2.25	11/15/27	79,958,900	75,326,905
				212,997,361
Total Bonds and Notes (cost $429,547,323)			426,619,947
Description			Shares	Value ($)
Common Stocks - 50.5%
Australia - 1.2%
Dexus			2,145,611 [f]	15,289,590
Newcrest Mining			249,405	3,956,657
			19,246,247
Canada - 2.2%
Agnico Eagle Mines			55,105	2,318,878
Alacer Gold			1,072,669 [g]	1,779,497
Alamos Gold, Cl. A			221,507	1,197,289
Barrick Gold			188,824	2,543,459
Eldorado Gold			657,540 [g]	624,790
Intact Financial			92,864	7,592,120
Kinross Gold			303,433 [g]	1,174,549
New Gold			505,377 [g]	1,184,769
OceanaGold			587,999	1,584,545

8

Description	Shares	Value ($)
Common Stocks - 50.5% (continued)
Canada - 2.2% (continued)
Suncor Energy	230,294	8,806,757
Wheaton Precious Metals	252,585	5,242,720
		34,049,373
Denmark - 1.1%
Orsted	266,885	[e] 17,555,027
France - 2.6%
Thales	98,554	12,468,290
Total	245,277	15,402,492
Vivendi	481,699	12,705,438
		40,576,220
Germany - 4.5%
Bayer	97,884	11,717,638
Deutsche Wohnen	307,267	14,509,894
Infineon Technologies	402,110	10,298,619
LEG Immobilien	135,610	15,593,398
SAP	44,848	4,998,678
Telefonica Deutschland Holding	1,626,469	7,771,263
Vonovia	92,683	4,648,106
		69,537,596
Hong Kong - 2.7%
AIA Group	3,056,600	27,289,849
Link REIT	1,580,000	13,959,637
		41,249,486
India - .6%
ITC, GDR	1,335,665	5,663,220
LIC Housing Finance, GDR	188,411	3,089,940
		8,753,160
Ireland - 1.5%
AIB Group	2,060,351	12,270,462
CRH	306,752	10,876,667
		23,147,129
Japan - 1.4%
Suzuki Motor	324,500	17,468,240
Yokogawa Electric	208,500	4,597,487
		22,065,727
Mexico - .4%
Wal-Mart de Mexico	2,428,900	6,753,420
Netherlands - 3.4%
RELX	727,839	15,435,688
Unilever	208,676	11,904,348
Wolters Kluwer	456,975	24,655,368
		51,995,404

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 50.5% (continued)
South Africa - .1%
Gold Fields	515,860	1,967,748
South Korea - 2.2%
Macquarie Korea Infrastructure Fund	1,467,077	12,292,397
Samsung SDI	123,003	20,957,106
		33,249,503
Switzerland - 3.2%
Novartis	356,964	27,456,303
Roche Holding	54,899	12,179,989
Zurich Insurance Group	30,088	9,597,808
		49,234,100
Taiwan - .9%
Taiwan Semiconductor Manufacturing, ADR	380,990	14,649,065
United Kingdom - 9.9%
Amedeo Air Four Plus	3,691,487	5,336,213
Associated British Foods	298,569	11,078,347
BAE Systems	1,752,909	14,710,175
British American Tobacco	81,768	4,493,366
British American Tobacco, ADR	238,579	13,031,185
Cobham	8,546,335	[g] 13,480,591
Diageo	404,941	14,403,764
Ferguson	216,480	16,538,488
Fresnillo	99,012	1,735,742
Informa	1,317,205	13,382,483
Prudential	525,992	13,490,402
Randgold Resources	15,478	1,253,379
Royal Dutch Shell, Cl. B	830,130	29,653,990
		152,588,125
United States - 12.6%
Abbott Laboratories	179,613	10,440,904
Accenture, Cl. A	115,555	17,471,916
Albemarle	188,524	18,279,287
CA	692,965	24,115,182
Cisco Systems	611,602	27,087,853
Citigroup	133,845	9,137,598
CMS Energy	461,795	21,792,106
Eversource Energy	378,670	22,814,867
Maxim Integrated Products	107,241	5,844,635
Microsoft	173,713	16,245,640
Newmont Mining	38,293	1,504,532
PowerShares DB Gold Fund	509,414	[g,h] 21,171,246
		195,905,766
Total Common Stocks (cost $649,093,437)	782,523,096

10

Description	Preferred Dividend Yield (%)		Shares		Value ($)
Preferred Stocks - .6%
Germany - .6%
Volkswagen (cost $10,550,381)	2.26		46,877		9,707,502
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount		Value ($)
Options Purchased - .0%
Call Options - .0%
S&P 500 Index, Contracts 126 Deutsche Bank (cost $371,952)	2,725	5/2018	34,335,000		52,920
Description	Yield at Date of Purchase (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 14.9%
U.S. Treasury Bills	0.20	5/24/18	77,043,000	[i,j]	76,964,616
U.S. Treasury Bills	1.70	8/2/18	153,813,300	[i,j]	153,089,055
Total Short-Term Investments (cost $230,090,342)			230,053,671

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Current Yield (%)	Shares	Value ($)
Other Investment - 3.7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $56,951,513)	1.71	56,951,513	[k] 56,951,513
Total Investments (cost $1,376,604,948)		97.2%	1,505,908,649
Cash and Receivables (Net)		2.8%	43,497,457
Net Assets		100.0%	1,549,406,106

ADR—American Depository Receipt

GDR—Global Depository Receipt

REIT—Real Estate Investment Trust

AUD—Australian Dollar

CAD—Canadian Dollar

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

MXN—Mexican Peso

NZD—New Zealand Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.

c Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.

d Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.

e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $27,104,708 or 1.75% of net assets.

f Investment in real estate investment trust.

g Non-income producing security.

h Investment in non-controlled affiliates (cost $21,569,887).

i Held by a counterparty for open exchange traded derivative contracts.

j Security is a discount security. Income is recognized through the accretion of discount.

k Investment in affiliated money market mutual fund.

12

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	18.6
Foreign/Governmental	10.9
U.S. Government Securities	10.8
Information Technology	8.1
Consumer Discretionary	6.9
Financials	6.1
Industrials	5.5
Consumer Staples	4.9
Real Estate	4.4
Utilities	4.2
Health Care	4.2
Telecommunications	4.0
Materials	3.3
Energy	2.1
Oil & Gas	1.9
Exchange-Traded Funds	1.3
Options Purchased	.0
97.2

† Based on net assets.

See notes to financial statements.

13

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17($)	Purchases($)	Sales($)	Value 4/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	74,279,655	656,180,222	673,508,364	56,951,513	3.7	487,634

See notes to financial statements.

In addition, an affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Investments in affiliated companies during the period ended April 30, 2018 were as follows:

Affiliated Company	Value 10/31/17($)	Purchases($)	Sales($)	Net Realized Gain (Loss)($)
PowerShares DB Gold Fund	20,585,420	-	-	-

Affiliated Company	Change in Net Unrealized Appreciation (Depreciation)($)	Value 4/30/18($)	Net Assets(%)	Dividends/ Distributions($)
PowerShares DB Gold Fund	585,826	21,171,246	1.4	-

See notes to financial statements.

14

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short
Euro-Bond	202	6/2018	(38,247,391)[a]	(38,722,216)	(474,825)
FTSE 100	329	6/2018	(32,943,927)[a]	(33,789,115)	(845,188)
Standard & Poor's 500	129	6/2018	(89,453,312)	(85,365,750)	4,087,562
Standard & Poor's 500 E-mini	332	6/2018	(45,152,256)	(43,940,200)	1,212,056
Gross Unrealized Appreciation				5,299,618
Gross Unrealized Depreciation				(1,320,013)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

15

STATEMENT OF OPTIONS WRITTEN

April 30, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	Value ($)
Call Options:
S&P 500 Index May 2018 @ 2,775	Deutsche Bank	126	34,965,000	(12,600)
Put Options:
S&P 500 Index May 2018 @ 2,575	Deutsche Bank	126	32,445,000	(153,846)
Total Options Written (premiums received $270,396)				(166,446)

See notes to financial statements.

16

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
Canadian Dollar	1,891,548	United States Dollar	1,486,644	5/16/18	(12,934)
Euro	71,759	United States Dollar	86,652	5/2/18	4
United States Dollar	2,662,336	Canadian Dollar	3,419,830	5/16/18	(2,064)
United States Dollar	87,137	Euro	71,759	7/13/18	(29)
State Street Bank and Trust Co
Australian Dollar	883,567	United States Dollar	680,289	6/21/18	(14,989)
Canadian Dollar	534,273	United States Dollar	415,576	5/1/18	541
Canadian Dollar	9,009,659	United States Dollar	6,991,027	5/16/18	28,425
Euro	602,888	United States Dollar	745,348	7/13/18	(13,021)
British Pound	61,193	United States Dollar	84,019	5/1/18	226
British Pound	185,629	United States Dollar	264,272	7/13/18	(7,771)
South Korean Won	740,950,829	United States Dollar	685,812	5/16/18	8,177
New Zealand Dollar	662,056	United States Dollar	486,141	5/16/18	(20,349)
United States Dollar	81,862,920	Australian Dollar	104,876,493	6/21/18	2,894,018
United States Dollar	84,468,871	Canadian Dollar	105,994,982	5/16/18	1,887,866
United States Dollar	5,633,299	Swiss Franc	5,569,530	5/2/18	13,188
United States Dollar	49,635,067	Swiss Franc	46,012,283	5/16/18	3,139,656
United States Dollar	187,334,434	Euro	151,519,634	7/13/18	3,283,749
United States Dollar	192,626,439	British Pound	136,425,988	7/13/18	4,113,326
United States Dollar	33,051,911	South Korean Won	35,922,139,434	5/16/18	(593,447)
United States Dollar	29,806,442	New Zealand Dollar	40,821,399	5/16/18	1,086,379
UBS
Canadian Dollar	4,906,603	United States Dollar	3,849,717	5/16/18	(26,968)
United States Dollar	3,931,638	Canadian Dollar	4,973,167	5/16/18	57,029

17

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
UBS (continued)
United States Dollar	146,817	Euro	120,966	7/13/18	(120)
United States Dollar	470,711	British Pound	330,030	7/13/18	14,676
United States Dollar	45,696	Mexican New Peso	852,544	5/2/18	110
United States Dollar	918,020	New Zealand Dollar	1,272,344	5/16/18	22,857
Gross Unrealized Appreciation					16,550,227
Gross Unrealized Depreciation					(691,692)

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,298,083,548	1,427,785,890
Affiliated issuers	78,521,400	78,122,759
Cash		4,164,593
Cash denominated in foreign currency	347,175	346,740
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		16,550,227
Cash collateral held by broker—Note 4		10,995,227
Dividends and interest receivable		8,226,414
Receivable for investment securities sold		5,620,111
Receivable for futures variation margin—Note 4		896,815
Receivable for shares of Common Stock subscribed		866,404
Prepaid expenses		81,430
		1,553,656,610
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,135,107
Payable for shares of Common Stock redeemed		1,166,255
Payable for investment securities purchased		928,703
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		691,692
Outstanding options written, at value (premiums received $270,396)—Note 4		166,446
Accrued expenses		162,301
		4,250,504
Net Assets ($)		1,549,406,106
Composition of Net Assets ($):
Paid-in capital		1,590,807,545
Accumulated distributions in excess of investment income—net		(17,325,817)
Accumulated net realized gain (loss) on investments		(173,242,480)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including $3,979,605 net unrealized appreciation on futures)		149,166,858
Net Assets ($)		1,549,406,106

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	26,619,984	29,699,889	679,762,729	813,323,504
Shares Outstanding	1,858,661	2,132,413	47,357,908	56,602,819
Net Asset Value Per Share ($)	14.32	13.93	14.35	14.37

See notes to financial statements.

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $888,904 foreign taxes withheld at source):
Unaffiliated issuers	11,561,100
Affiliated issuers	487,634
Interest (net of $10,463 foreign taxes withheld at source)	8,945,667
Total Income	20,994,401
Expenses:
Management fee—Note 3(a)	5,769,505
Shareholder servicing costs—Note 3(c)	491,564
Distribution fees—Note 3(b)	117,533
Custodian fees—Note 3(c)	115,108
Directors’ fees and expenses—Note 3(d)	58,850
Professional fees	57,865
Registration fees	57,412
Prospectus and shareholders’ reports	49,324
Loan commitment fees—Note 2	12,199
Miscellaneous	29,929
Total Expenses	6,759,289
Less—reduction in expenses due to undertaking—Note 3(a)	(27,796)
Less—reduction in fees due to earnings credits—Note 3(c)	(5,762)
Net Expenses	6,725,731
Investment Income—Net	14,268,670
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	43,806
Net realized gain (loss) on options transactions	5,669,935
Net realized gain (loss) on futures	(24,714,509)
Net realized gain (loss) on forward foreign currency exchange contracts	(19,676,485)
Net Realized Gain (Loss)	(38,677,253)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	5,309,674
Net unrealized appreciation (depreciation) on options transactions	(198,967)
Net unrealized appreciation (depreciation) on futures	16,726,208
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,840,541
Net Unrealized Appreciation (Depreciation)	24,677,456
Net Realized and Unrealized Gain (Loss) on Investments	(13,999,797)
Net Increase in Net Assets Resulting from Operations	268,873

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	14,268,670	22,698,537
Net realized gain (loss) on investments	(38,677,253)	(102,805,726)
Net unrealized appreciation (depreciation) on investments	24,677,456	91,835,518
Net Increase (Decrease) in Net Assets Resulting from Operations	268,873	11,728,329
Distributions to Shareholders from ($):
Investment income—net:
Class A	(160,339)	(4,042,893)
Class C	-	(793,954)
Class I	(6,085,615)	(15,224,045)
Class Y	(7,357,475)	(21,341,116)
Total Distributions	(13,603,429)	(41,402,008)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,565,235	46,710,000
Class C	3,461,525	10,975,522
Class I	142,199,294	627,749,307
Class Y	91,091,245	258,887,594
Distributions reinvested:
Class A	156,257	3,988,624
Class C	-	792,979
Class I	5,903,112	14,782,332
Class Y	3,854,558	10,697,251
Cost of shares redeemed:
Class A	(18,757,981)	(160,619,601)
Class C	(7,832,798)	(12,483,540)
Class I	(163,760,567)	(441,168,901)
Class Y	(64,968,837)	(174,731,954)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,088,957)	185,579,613
Total Increase (Decrease) in Net Assets	(17,423,513)	155,905,934
Net Assets ($):
Beginning of Period	1,566,829,619	1,410,923,685
End of Period	1,549,406,106	1,566,829,619
Distributions in excess of investment income—net	(17,325,817)	(17,991,058)

21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	321,290	3,299,172
Shares issued for distributions reinvested	10,889	287,158
Shares redeemed	(1,322,567)	(11,443,331)
Net Increase (Decrease) in Shares Outstanding	(990,388)	(7,857,001)
Class Cb
Shares sold	250,153	789,435
Shares issued for distributions reinvested	-	58,393
Shares redeemed	(565,309)	(901,640)
Net Increase (Decrease) in Shares Outstanding	(315,156)	(53,812)
Class Ib
Shares sold	9,956,543	43,906,268
Shares issued for distributions reinvested	410,794	1,061,187
Shares redeemed	(11,490,542)	(30,962,659)
Net Increase (Decrease) in Shares Outstanding	(1,123,205)	14,004,796
Class Yb
Shares sold	6,366,760	18,211,714
Shares issued for distributions reinvested	268,050	767,929
Shares redeemed	(4,558,036)	(12,290,862)
Net Increase (Decrease) in Shares Outstanding	2,076,774	6,688,781

[a]During the period ended April 30, 2018, 307 Class C shares representing $4,204 were automatically exchanged for 298 Class A shares.

[b]During the period ended April 30, 2018, 144,384 Class Y shares representing $2,071,848 were exchanged for 144,539 Class I shares and during the period ended October 31, 2017, 79,620 Class A shares representing $1,101,947 were exchanged for 79,391 Class I shares, 355 Class C shares representing $4,844 were exchanged for 346 Class I shares and 479,116 Class Y shares representing $6,867,173 were exchanged for 479,484 Class I shares.

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.39	14.72	14.61	15.11	14.75	14.07
Investment Operations:
Investment income—net[a]	.11	.15	.17	.17	.36	.21
Net realized and unrealized gain (loss) on investments	(.12)	(.09)	.51	.01[b]	.17	.54
Total from Investment Operations	(.01)	.06	.68	.18	.53	.75
Distributions:
Dividends from investment income—net	(.06)	(.39)	(.57)	(.68)	(.04)	(.07)
Dividends from net realized gain on investments	-	-	-	-	(.13)	-
Total Distributions	(.06)	(.39)	(.57)	(.68)	(.17)	(.07)
Net asset value, end of period	14.32	14.39	14.72	14.61	15.11	14.75
Total Return (%)[c]	(.05)[d]	.47	4.87	1.22	3.63	5.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[e]	1.17	1.16	1.15	1.20	1.49
Ratio of net expenses to average net assets	1.13[e]	1.15	1.15	1.15	1.15	1.47
Ratio of net investment income to average net assets	1.52[e]	1.09	1.15	1.16	2.38	1.48
Portfolio Turnover Rate	39.37[d]	79.00	57.17	68.92	47.01	44.96
Net Assets, end of period ($ x 1,000)	26,620	41,008	157,624	49,672	56,501	35,478

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.99	14.34	14.26	14.79	14.51	13.89
Investment Operations:
Investment income—net[a]	.06	.08	.06	.06	.21	.08
Net realized and unrealized gain (loss) on investments	(.12)	(.12)	.50	.02[b]	.20	.55
Total from Investment Operations	(.06)	(.04)	.56	.08	.41	.63
Distributions:
Dividends from investment income—net	-	(.31)	(.48)	(.61)	-	(.01)
Dividends from net realized gain on investments	-	-	-	-	(.13)	-
Total Distributions	-	(.31)	(.48)	(.61)	(.13)	(.01)
Net asset value, end of period	13.93	13.99	14.34	14.26	14.79	14.51
Total Return (%)[c]	(.43)[d]	(.23)	4.12	.49	2.87	4.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90[e]	1.92	1.90	1.91	1.96	2.21
Ratio of net expenses to average net assets	1.90[e]	1.90	1.90	1.90	1.90	2.18
Ratio of net investment income to average net assets	.82[e]	.58	.44	.39	1.41	.58
Portfolio Turnover Rate	39.37[d]	79.00	57.17	68.92	47.01	44.96
Net Assets, end of period ($ x 1,000)	29,700	34,240	35,861	16,470	11,969	5,671

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

24

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.47	14.78	14.68	15.18	14.81	14.10
Investment Operations:
Investment income—net[a]	.13	.23	.20	.21	.38	.26
Net realized and unrealized gain (loss) on investments	(.12)	(.13)	.52	.01[b]	.19	.54
Total from Investment Operations	.01	.10	.72	.22	.57	.80
Distributions:
Dividends from investment income—net	(.13)	(.41)	(.62)	(.72)	(.07)	(.09)
Dividends from net realized gain on investments	-	-	-	-	(.13)	-
Total Distributions	(.13)	(.41)	(.62)	(.72)	(.20)	(.09)
Net asset value, end of period	14.35	14.47	14.78	14.68	15.18	14.81
Total Return (%)	.04[c]	.82	5.16	1.49	3.89	5.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[d]	.90	.88	.86	.90	1.11
Ratio of net expenses to average net assets	.90[d]	.90	.88	.86	.90	1.11
Ratio of net investment income to average net assets	1.83[d]	1.61	1.36	1.40	2.51	1.84
Portfolio Turnover Rate	39.37[c]	79.00	57.17	68.92	47.01	44.96
Net Assets, end of period ($ x 1,000)	679,763	701,598	509,712	104,057	74,438	60,482

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Not annualized.

d Annualized.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.49	14.79	14.69	15.18	14.81	14.16
Investment Operations:
Investment income—net[b]	.14	.24	.22	.22	.26	.05
Net realized and unrealized gain (loss) on investments	(.13)	(.12)	.51	.02[c]	.31	.60
Total from Investment Operations	.01	.12	.73	.24	.57	.65
Distributions:
Dividends from investment income—net	(.13)	(.42)	(.63)	(.73)	(.07)	-
Dividends from net realized gain on investments	-	-	-	-	(.13)	-
Total Distributions	(.13)	(.42)	(.63)	(.73)	(.20)	-
Net asset value, end of period	14.37	14.49	14.79	14.69	15.18	14.81
Total Return (%)	.10[d]	.92	5.18	1.57	3.89	4.59[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[e]	.82	.81	.83	.88	1.09[e]
Ratio of net expenses to average net assets	.80[e]	.82	.81	.83	.88	1.09[e]
Ratio of net investment income to average net assets	1.94[e]	1.67	1.53	1.45	1.77	1.10[e]
Portfolio Turnover Rate	39.37[d]	79.00	57.17	68.92	47.01	44.96
Net Assets, end of period ($ x 1,000)	813,324	789,983	707,727	407,642	243,251	41,381

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Not annualized.

e Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. As of the date of this report, the fund did not offer Class T shares for purchase. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency

28

exchange contracts (“forward contracts”), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds	-	90,012,671	-	90,012,671
Equity Securities –Domestic Common Stocks	174,734,520	-	-	174,734,520
Equity Securities –Foreign Common Stocks	30,223,709	556,393,621†	-	586,617,330
Equity Securities –Foreign Preferred Stocks	-	9,707,502†	-	9,707,502
Exchange –Traded Fund	21,171,246	-	-	21,171,246
Foreign Government	-	168,541,975	-	168,541,975

30

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($) (continued) Registered Investment Company	56,951,513	-	-	56,951,513
U.S. Treasury	-	398,118,972	-	398,118,972
Other Financial Instruments:
Futures††	5,299,618	-	-	5,299,618
Forward Foreign Currency Exchange Contracts††	-	16,550,227	-	16,550,227
Options Purchased	52,920	-	-	52,920
Liabilities ($)
Other Financial Instruments:
Futures††	(1,320,013)	-	-	(1,320,013)
Forward Foreign Currency Exchange Contracts††	-	(691,692)	-	(691,692)
Options Written	(166,446)	-	-	(166,446)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At October 31, 2017, there were no transfer between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

32

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $140,103,235 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. If not applied, the fund has $53,749,305 of short-term capital losses and $86,353,930 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $41,402,008. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus Corporation may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $27,796 during the period ended April 30, 2018.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .36% of the value of the fund’s average daily net assets.

During the period ended April 30, 2018, the Distributor retained $840 from commissions earned on sales of the fund’s Class A shares and $4,328 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $117,533 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $41,773 and $39,178, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $5,720 for transfer agency services and $369 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $369.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are

34

determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $115,108 pursuant to the custody agreement. These fees were partially offset by earnings credits of $5,393.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $945,616, Distribution Plan fees $18,488, Shareholder Services Plan fees $11,713, custodian fees $130,886, Chief Compliance Officer fees $4,214 and transfer agency fees $39,382, which are offset against an expense reimbursement currently in effect in the amount of $15,192.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures, options transactions and forward contracts, during the period ended April 30, 2018, amounted to $526,514,846 and $759,505,481, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk and interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 218 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities or as a substitute for an investment. The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as

36

a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2018 are set forth in Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of April 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	-		Interest rate risk	(474,825)	[1]
Equity risk	5,352,538	[1,2]	Equity risk	(1,011,634)	[1,3]
Foreign exchange risk	16,550,227	[4]	Foreign exchange risk	(691,692)	[4]
Gross fair value of derivative contracts	21,902,765			(2,178,151)

Statement of Assets and Liabilities location:
[1]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]Outstanding options written, at value.
[4]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Total
Interest rate	1,456,372		(307,576)		-		1,148,796
Equity	(26,170,881)		5,977,511		-		(20,193,370)
Foreign exchange	-		-		(19,676,485)		(19,676,485)
Total	(24,714,509)		5,669,935		(19,676,485)		(38,721,059)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[4]	Options Transactions	[5]	Forward Contracts	[6]	Total
Interest rate	(339,000)		-		-		(339,000)
Equity	17,065,208		(198,967)		-		16,866,241
Foreign exchange	-		-		2,840,541		2,840,541
Total	16,726,208		(198,967)		2,840,541		19,367,782

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net unrealized appreciation (depreciation) on futures.
[5]	Net unrealized appreciation (depreciation) on options transactions.
[6]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and

38

liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	5,299,618	(1,320,013)
Options	52,920	(166,446)
Forward contracts	16,550,227	(691,692)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	21,902,765	(2,178,151)
Derivatives not subject to
Master Agreements	(5,352,538)	1,486,459
Total gross amount of assets
and liabilities subject to
Master Agreements	16,550,227	(691,692)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Citigroup	4		(4)	-		-
State Street Bank and Trust Company	16,455,551		(649,577)	(14,692,088)		1,113,886
UBS	94,672		(27,088)	(62,485)		5,099
Total	16,550,227		(676,669)	(14,754,573)		1,118,985

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Citigroup	(15,027)		4	13,025		(1,998)
State Street Bank and Trust Company	(649,577)		649,577	-		-
UBS	(27,088)		27,088	-		-
Total	(691,692)		676,669	13,025		(1,998)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity futures	244,810,976
Equity options contracts	1,528,287
Interest rate futures	60,462,069
Forward contracts	925,997,869

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $149,245,791, consisting of $172,481,269 gross unrealized appreciation and $23,235,478 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment Management (North America) Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (“Performance Group 1”) and with a broader group of funds (“Performance Universe 1”), with each group consisting of funds from the same Lipper category as that of the fund, all for various periods ended December 31, 2017, (2) at the request of Dreyfus, the fund’s performance with the performance of a group of

41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

comparable funds with multiple subadvisers (“Performance Group 2”) and with a broader group of funds (“Performance Universe 2”), with each group consisting of funds from the same Lipper category as that of the fund, all for various periods ended December 31, 2017, and (3) the fund’s actual and contractual management fees and total expenses with those of groups of comparable funds identical to Performance Group 1 (“Expense Group 1”) and Performance Group 2 (“Expense Group 2”) and with broader groups of funds (“Expense Universe 1” and “Expense Universe 2,” respectively), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group 1 and 2 and Performance Universe 1 and 2 medians for all periods except for the one-year period when it was slightly below the Performance Group 1 and Performance Universe 2 medians and below the Performance Universe 1 median and the two-year period when it was below the Performance Universe 1 median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Groups and Expense Universes funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was below the Expense Group 1 and 2 medians (lowest in each Expense Group) and the fund’s actual management fee and total expenses were below the Expense Group 1 and 2 and Expense Universe 1 and 2 medians (lowest expenses in each Expense Group).

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are

42

considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

44

NOTES

45

For More Information

Dreyfus Global Real Return Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America) Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRRAX Class C: DRRCX Class I: DRRIX Class Y: DRRYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6278SA0418

Dreyfus Total Emerging Markets Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Total Emerging Markets Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Emerging Markets Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by Sean P. Fitzgibbon, Federico Garcia Zamora, and Josephine Shea, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Total Emerging Markets Fund’s Class A shares produced a total return of 4.02%, Class C shares returned 3.65%, Class I shares returned 4.16%, and Class Y shares returned 4.16%.1 In comparison, the MSCI Emerging Markets Index, the fund’s benchmark, returned 4.80% for the same period.2 The fund’s secondary benchmark index, the hybrid “Customized Blended Index,” returned 3.83% for the same period. The Customized Blended Index is a blend of 70% MSCI Emerging Markets Index/15% J.P. Morgan GB Index-EM Global Diversified/7.5% J.P. Morgan EMB Index Global/7.5% J.P. Morgan CEMB Index Diversified.2,3,4,5,6

Emerging-market equities gained ground amid positive global economic trends and rising corporate earnings, while emerging-market bonds declined modestly in an environment of rising interest rates and accelerating inflation. Favorable security selections in the equity portfolio and successful country allocations and currency strategies in the bond portfolio helped the fund’s Class A, I, and Y outperform the Customized Blended Index, but Class C underperformed the Customized Blended Index. The fund lagged its benchmark the MSCI Emerging Markets Index.

The Fund’s Investment Approach

The fund seeks to maximize total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of emerging-market issuers and other investments that are tied economically to emerging-market countries. The fund normally allocates its investments among emerging-market equities, bonds and currencies.

The portfolio construction process starts with the fund’s portfolio managers assessing the risk and return expectations of equities, bonds and currencies for each emerging market country over a 12-month period. These expectations are guided primarily by the portfolio managers’ common global macroeconomic view and top-down country-specific outlooks. Moreover, these expectations also reflect the portfolio managers’ bottom-up valuation assessments of individual securities. The fund’s assets are then allocated to what we consider the more attractive emerging-market asset classes and countries. After making asset and country allocation decisions, the portfolio managers select individual securities for the fund’s portfolio.

In choosing bonds and currency investments for the fund, the portfolio managers rely on in-depth fundamental analysis. In considering the attractiveness of local currency exposures (through investment in forward contracts, bonds or equities), the portfolio managers focus, among other things, on the balance-of-payments outlook for the relevant country. In choosing equity investments for the fund, the portfolio managers rely on in-depth fundamental analysis supported by proprietary quantitative models.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Economic Growth Amid Rising Volatility

During the reporting period’s first half, most emerging-market stocks and bonds rallied in response to positive global growth trends and restrained inflation. However, volatility spiked and markets dipped in February 2018 and March 2018 over concerns regarding rising inflationary pressures and increasing global trade tensions. April 2018 saw an easing of these concerns, allowing markets to resume their upward trajectory.

Asian equities generally led emerging-market stocks higher, bolstered by continued growth in China, while rising oil prices supported energy-exporting stock markets, such as Russia and Brazil. Russian stocks further benefited when the country’s debt was upgraded and its central bank cut interest rates. Among industry groups, energy stocks joined the information technology and consumer discretionary sectors in leading the MSCI Emerging Markets Index’s rise. While traditionally defensive areas such as the utilities and real estate sectors rebounded somewhat in response to heightened market volatility, they continued to lag overall market averages.

Emerging bond markets peaked in January 2018 and subsequently sold off in response to concerns about rising interest rates and trade disputes in some regions.

Equity Returns Supported by Security Selections

The fund improved returns compared to the MSCI Emerging Markets Index with strong equity security selections. Taiwanese financial services provider Chailease Holding continued to expand its footprint in China. Energy-related holdings, such as Russia-based Lukoil and Brazil’s Petrobras, benefited from rising commodity prices and improved management practices. In the consumer staples sector, South African pharmaceutical retailer Clicks Group and discount retailer Wal-Mart de México reported strong earnings.

On a more negative note, lack of exposure to richly valued South Korean health care stocks constrained relative results. Other underperforming holdings included beer and spirits distributor Thai Beverage, Brazilian education provider Kroton Educacional, Hungarian pharmaceutical producer Richter Gedeon, China’s Beijing Capital International Airport, and Panamanian airline operator Copa Holdings.

The fund’s fixed-income portfolio outperformed international bond market averages partly due to overweighted exposure to Brazil and Mexico, which rebounded, and Iraq, which benefited from higher oil prices. The fund’s currency positioning also added value through long positions in the Chilean peso, Mexican peso, and Czech koruna. The fund employed forward contracts to establish its currency positioning.

Positive Trends Remain Intact

We believe macroeconomic trends remain positive in many emerging markets, setting a favorable backdrop for investment. Many emerging-market equity valuations remain attractive compared to their developed-world counterparts. Among equities, we have increased exposure to Mexican and Chinese markets. The fund has trimmed equity exposure in Hungary and Taiwan. Among bonds, we have focused on countries where

4

interest rates are likely to remain stable or decline, and we have avoided markets where interest rates seem poised to rise.

May 15, 2018

¹ Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower for Class A, Class C, Class I, and Class Y.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The J.P. Morgan GB Index-EM Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging-market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the exposure of some of the larger countries. Investors cannot invest directly in any index.

4 Source: Lipper Inc. — The J.P. Morgan EMB Index Global tracks the total return for the U.S. dollar-denominated emerging-market debt, including Brady bonds, Eurobonds, and loans. Investors cannot invest directly in any index.

5 Source: Lipper Inc. — The J.P. Morgan CEMB Index Diversified tracks U.S. dollar-denominated debt issued by emerging-market corporations. The diversified index limits the exposure of some of the larger countries. Investors cannot invest directly in any index.

6 Source: FactSet — The Customized Blended Index is an unmanaged hybrid index composed of 70% MSCI Emerging Markets Index /15% J.P. Morgan GB Index-EM Global Diversified /7.5% J.P. Morgan EMB Index Global/7.5% J.P. Morgan CEMBI Index Diversified. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Emerging Markets Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.09	$11.87	$6.48	$6.48
Ending value (after expenses)	$1,040.20	$1,036.50	$1,041.60	$1,041.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.00	$11.73	$6.41	$6.41
Ending value (after expenses)	$1,016.86	$1,013.14	$1,018.45	$1,018.45

† Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C, 1.28% for Class I and 1.28% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.0%
Argentina - 5.7%
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/33	2,791,700	[b]	1,162,811
Argentine Government, Unscd. Bonds	ARS	4.00	3/6/20	24,900,000		1,263,449
Autonomous City of Buenos Aires Argentina, Unscd. Bonds, Ser. 22, 3 Month BADLAR + 3.25%	ARS	26.19	3/29/24	36,485,000	[c]	1,787,347
Buenos Aires Province, Unscd. Bonds, 3 Month BADLAR + 3.83%	ARS	26.83	5/31/22	14,697,000	[c]	748,641
City of Buenos Aires Argentina, Unscd. Bonds, Ser. 23, 3 Month BADLAR + 3.75%	ARS	29.00	2/22/28	5,970,000	[c]	305,557
Province of Cordoba, Sr. Unscd. Notes		7.45	9/1/24	165,000	[d]	171,353
Provincia de Buenos Aires, Unscd. Bonds	ARS	0.00	4/12/25	25,550,000	[d,e]	1,259,441
					6,698,599
Azerbaijan - .5%
Southern Gas Corridor, Govt. Gtd. Bonds		6.88	3/24/26	500,000		547,695
Bahrain - .2%
Bahraini Government, Sr. Unscd. Notes		6.75	9/20/29	220,000		203,401
Brazil - .5%
Natura Cosmeticos, Sr. Unscd. Notes		5.38	2/1/23	630,000	[d]	628,425
Canada - .3%
Gran Tierra Energy International Holdings, Gtd. Notes		6.25	2/15/25	320,000	[d]	306,400
Chile - .4%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes		5.50	11/2/47	240,000	[d]	243,300
Chilean Government, Bonds	CLP	4.50	3/1/26	175,000,000		289,436
					532,736
Colombia - .9%
Ecopetrol, Sr. Unscd. Notes		5.88	5/28/45	520,000		503,360
Emgesa, Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		88,519

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.0% (continued)
Colombia - .9% (continued)
Empresas Publicas de Medellin, Sr. Unscd. Notes	COP	7.63	9/10/24	230,000,000	[d]	83,722
Empresas Publicas de Medellin, Sr. Unscd. Notes	COP	8.38	11/8/27	710,000,000	[d]	263,586
Findeter, Sr. Unscd. Notes	COP	7.88	8/12/24	450,000,000	[d]	166,286
					1,105,473
Ecuador - .4%
Ecuadorian Government, Sr. Unscd. Notes		9.63	6/2/27	250,000	[d]	245,938
Ecuadorian Government, Sr. Unscd. Notes		7.88	1/23/28	230,000	[d]	204,413
					450,351
Egypt - .4%
Egyptian Government, Sr. Unscd. Notes		8.50	1/31/47	400,000		429,795
Ghana - .2%
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	200,000		214,456
Greece - .1%
Hellenic Republic, Unscd. Bonds	EUR	3.75	1/30/28	150,000		180,100
Iraq - .6%
Iraqi Government, Sr. Unscd. Bonds		6.75	3/9/23	680,000	[d]	681,068
Israel - .4%
Israel Electric Corp, Sr. Secd. Notes		4.25	8/14/28	450,000	[d]	431,400
Ivory Coast - .5%
Ivory Coast Government, Sr. Unscd. Bonds		6.13	6/15/33	375,000	[d]	355,706
Ivory Coast Government, Sr. Unscd. Notes	EUR	5.25	3/22/30	215,000	[d]	263,587
					619,293
Kazakhstan - .5%
Development Bank of Kazakhstan, Sr. Unscd. Notes	KZT	8.95	5/4/23	50,000,000	[d]	150,026
KazMunayGas National, Sr. Unscd. Notes		4.75	4/24/25	235,000	[d]	234,848
KazTransGas, Gtd. Notes		4.38	9/26/27	200,000	[d]	190,850
					575,724
Kenya - .6%
Kenyan Government, Sr. Unscd. Notes		6.88	6/24/24	270,000		280,336

8

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.0% (continued)
Kenya - .6% (continued)
Kenyan Government, Sr. Unscd. Notes		7.25	2/28/28	400,000	[d]	413,814
					694,150
Lebanon - .6%
Lebanese Government, Sr. Unscd. Bonds		6.85	3/23/27	600,000		547,878
Lebanese Government, Sr. Unscd. Notes		6.10	10/4/22	230,000		219,678
					767,556
Luxembourg - 2.4%
Aegea Finance Sarl, Gtd. Notes		5.75	10/10/24	235,000	[d]	233,238
Atento Luxco 1, Sr. Scd. Notes		6.13	8/10/22	660,000	[d]	662,739
Cosan Luxembourg, Gtd. Notes		7.00	1/20/27	270,000	[d]	283,959
Hidrovias International Finance, Gtd. Notes		5.95	1/24/25	500,000	[d]	489,375
MHP Lux, Gtd. Notes		6.95	4/3/26	490,000	[d]	479,097
Rumo Luxembourg Sarl, Gtd. Notes		7.38	2/9/24	270,000	[d]	287,280
Rumo Luxembourg Sarl, Sr. Unscd. Notes		5.88	1/18/25	400,000	[d]	391,250
					2,826,938
Malaysia - .3%
Malaysian Government, Sr. Unscd. Bonds, Ser. 316	MYR	3.90	11/30/26	1,335,000		334,119
Mauritius - .4%
HTA Group, Gtd. Bonds		9.13	3/8/22	500,000		525,625
Mexico - 2.0%
Axtel, Gtd. Notes		6.38	11/14/24	560,000	[d]	560,000
Metalsa, Gtd. Notes		4.90	4/24/23	260,000		258,882
Mexican Government, Bonds, Ser. M	MXN	5.75	3/5/26	22,060,000		1,062,904
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	2,695,000		164,093
Sixsigma Networks Mexico, Gtd. Notes		8.25	11/7/21	281,000		292,943
					2,338,822
Mongolia - .2%
Mongolian Government, Sr. Unscd. Notes		5.63	5/1/23	200,000	[d]	194,486

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.0% (continued)
Morocco - .6%
OCP Group, Sr. Unscd. Notes		6.88	4/25/44	610,000		661,527
Netherlands - 2.1%
Equate Petrochemical, Gtd. Notes		4.25	11/3/26	360,000		350,790
GTH Finance, Gtd. Notes		6.25	4/26/20	360,000		366,271
Lukoil International Finance, Gtd. Notes		4.75	11/2/26	350,000		344,773
Petrobras Global Finance, Gtd. Notes		7.38	1/17/27	520,000		558,480
VTR Finance, Sr. Scd. Notes		6.88	1/15/24	880,000		912,129
					2,532,443
Nigeria - 1.2%
Nigerian Government, Sr. Unscd. Notes		6.50	11/28/27	280,000		282,576
Nigerian Government, Sr. Unscd. Notes		6.50	11/28/27	400,000	[d]	403,680
Nigerian Government, Treasury Bills, Ser. 364D	NGN	0.00	8/2/18	192,720,000	[f]	521,318
Nigerian Government, Treasury Bills, Ser. 364D	NGN	0.00	8/30/18	14,000,000	[f]	37,558
Nigerian Government, Unscd. Bonds	NGN	12.50	1/22/26	69,000,000		187,527
					1,432,659
Peru - .8%
Inretail Pharma, Gtd. Notes		5.38	5/2/23	270,000	[d]	274,050
Orazul Energy Egenor, Gtd. Notes		5.63	4/28/27	720,000	[d]	678,600
					952,650
Russia - 1.5%
Russian Government, Bonds, Ser. 6207	RUB	8.15	2/3/27	34,000,000		575,222
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	585,000		9,243
Russian Government, Bonds, Ser. 6215	RUB	7.00	8/16/23	17,140,000		275,387
Russian Government, Sr. Unscd. Bonds		4.38	3/21/29	600,000	[d]	582,275
Vnesheconombank, Sr. Unscd. Notes		6.80	11/22/25	280,000		303,637
					1,745,764

10

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.0% (continued)
Saudi Arabia - .2%
Saudi Government, Sr. Unscd. Notes		3.63	3/4/28	200,000		187,508
Senegal - .3%
Senegalese Government, Sr. Unscd. Bonds	EUR	4.75	3/13/28	320,000	[d]	383,993
Singapore - .5%
Indika Energy Capital III, Gtd. Notes		5.88	11/9/24	655,000	[d]	618,583
South Africa - .7%
Angola Government, Sr. Unscd. Bonds		9.50	11/12/25	250,000		281,716
South African Government, Bonds, Ser. 2048	ZAR	8.75	2/28/48	6,900,000		536,866
					818,582
Sri Lanka - .2%
Sri Lankan Government, Sr. Unscd. Notes		6.75	4/18/28	270,000	[d]	269,355
Turkey - 1.5%
Turkish Government, Bonds	TRY	10.60	2/11/26	860,000		194,141
Turkish Government, Bonds	TRY	11.00	2/24/27	2,320,000		534,581
Turkish Government, Sr. Unscd. Bonds		5.13	2/17/28	235,000		219,968
Turkiye Is Bankasi, Sr. Unscd. Notes		6.13	4/25/24	200,000		194,574
Turkiye Vakiflar Bankasi, Sr. Unscd. Notes		5.50	10/27/21	600,000	[d]	595,374
					1,738,638
Ukraine - .3%
Ukrainian Government, Sr. Unscd. Notes		7.38	9/25/32	345,000	[d]	319,232
United Arab Emirates - .6%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/47	230,000	[d]	217,040
DP World, Sr. Unscd. Notes		6.85	7/2/37	380,000		453,244
					670,284
United Kingdom - .8%
BGEO Group, Sr. Unscd. Bonds		6.00	7/26/23	760,000		767,539
Tullow Oil, Sr. Unscd. Notes		7.00	3/1/25	200,000	[d]	203,010
					970,549

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.0% (continued)
United States - .2%
Vrio Finco 1, Sr. Scd. Notes		6.25	4/4/23	200,000	[d]	202,000
Uruguay - .4%
Uruguayan Government, Sr. Unscd. Bonds	UYU	8.50	3/15/28	13,955,000	[d]	470,357
Total Bonds and Notes (cost $36,394,036)				35,260,736
Description				Shares		Value ($)
Common Stocks - 62.6%
Brazil - 3.0%
Ambev, ADR				299,500		1,982,690
Estacio Participacoes				171,400		1,560,762
					3,543,452
China - 23.8%
Alibaba Group Holding, ADR				20,700	[g]	3,695,778
ANTA Sports Products				362,000		2,067,004
Beijing Capital International Airport, Cl. H				1,010,000		1,376,751
China Construction Bank, Cl. H				1,835,000		1,924,228
China Lodging Group, ADR				17,500		2,444,050
China Shenhua Energy, Cl. H				515,000		1,265,487
PICC Property & Casualty, Cl. H				470,000		842,050
Ping An Healthcare and Technology Company				36,400	[d]	254,148
Ping An Insurance Group Company of China, Cl. H				253,000		2,470,879
Shanghai Pharmaceuticals Holding, Cl. H				635,800		1,734,465
TAL Education Group, ADR				52,480		1,911,322
Tencent Holdings				162,400		7,973,268
					27,959,430
Hong Kong - 6.8%
Brilliance China Automotive Holdings				474,000		850,698
China Everbright International				1,154,000		1,617,207
Galaxy Entertainment Group, Cl. L				254,000		2,222,459
MMG				2,552,000	[g]	1,902,029
Sunny Optical Technology Group				86,000		1,404,459
					7,996,852
India - 3.4%
ICICI Bank, ADR				190,732		1,623,129
Reliance Industries, GDR				81,745	[d]	2,359,636
					3,982,765
Indonesia - 2.5%
Bank Rakyat Indonesia Persero				6,232,000		1,436,461

12

Description		Shares	Value ($)
Common Stocks - 62.6% (continued)
Indonesia - 2.5% (continued)
Telekomunikasi Indonesia Persero		5,528,900	1,510,773
			2,947,234
Mexico - 4.8%
Arca Continental		121,700	838,662
Grupo Aeroportuario del Centro Norte		267,800	1,412,598
Grupo Financiero Banorte, Cl. O		127,400	796,742
Wal-Mart de Mexico		926,500	2,576,081
			5,624,083
Panama - 1.0%
Copa Holdings, Cl. A		9,900	1,159,983
Philippines - .5%
Puregold Price Club		682,630	624,735
Russia - 1.6%
Sberbank of Russia, ADR		126,105	1,862,571
South Africa - 2.4%
Clicks Group		169,444	2,874,732
South Korea - 4.4%
KB Financial Group		48,631	2,773,203
Korea Investment Holdings		11,752	992,108
POSCO		4,015	1,381,166
			5,146,477
Taiwan - 5.8%
Chailease Holding		662,000	2,418,262
Hiwin Technologies		66,000	994,083
Taiwan Semiconductor Manufacturing		452,000	3,426,373
			6,838,718
Thailand - 1.0%
Thai Beverage		1,752,800	1,128,637
Turkey - 1.0%
Turkiye Garanti Bankasi		534,899	1,206,823
United Arab Emirates - .6%
Abu Dhabi Commercial Bank		358,779	686,020
Total Common Stocks (cost $53,631,002)		73,582,512
	Preferred Dividend Yield (%)	Shares	Value ($)
Preferred Stocks - 4.2%
Brazil - 4.2%
Banco do Estado do Rio Grande do Sul, Cl. B	6.04	148,900	853,905
Cia Energetica de Minas Gerais, 2.93	6.41	424,600	1,025,381

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Preferred Dividend Yield (%)		Shares		Value ($)
Preferred Stocks - 4.2% (continued)
Brazil - 4.2% (continued)
Petroleo Brasileiro			475,600	[g]	3,118,444
Total Preferred Stocks (cost $4,381,806)			4,997,730
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount		Value ($)
Options Purchased - .0%
Put Options - .0%
Mexican Peso, Contracts 1,250,000 Citigroup	18.15	6/2018	1,250,000		7,261
Russian Ruble, Contracts 1,200,000 JP Morgan Chase Bank	57.00	6/2018	1,200,000		106
South African Rand, Contracts 710,000 JP Morgan Chase Bank	11.45	5/2018	710,000		2
South Korean Won, Contracts 1,240,000 Barclays Bank	1,055	6/2018	1,240,000		6,952
Total Options Purchased (cost $47,244)			14,321
Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .5%
U. S. Treasury Bills (cost $537,621)	1.71	8/2/18	540,000	[h,i]	537,457

14

Description	Current Yield (%)	Shares	Value ($)
Other Investment - 3.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,758,175)	1.71	3,758,175	[j] 3,758,175
Total Investments (cost $98,749,884)		100.5%	118,150,931
Liabilities, Less Cash and Receivables		(0.5%)	(548,163)
Net Assets		100.0%	117,602,768

ADR—American Depository Receipt

BADLAR—Buenos Aires Interbank Offer Rate

GDR—Global Depository Receipt

ARS—Argentine Peso

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro

MXN—Mexican Peso

MYR—Malaysian Ringgit

RUB—Russian Ruble

TRY—Turkish Lira

UYU—Uruguayan Peso

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $17,706,920 or 15.06% of net assets.

e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Non-income producing security.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated money market mutual fund.

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	17.3
Financials	16.9
Information Technology	14.2
Corporate Bonds	12.7
Consumer Discretionary	11.3
Consumer Staples	6.3
Industrials	5.9
Energy	5.7
Short-Term/Money Market Investment	3.7
Materials	2.8
Health Care	1.5
Telecommunication Services	1.3
Utilities	.9
Options Purchased	.0
100.5

† Based on net assets.

See notes to financial statements.

16

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,170,429	34,455,435	32,867,689	3,758,175	3.2	20,865

See notes to financial statements.

17

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
Euro-Bobl	2	6/2018	(314,964)[a]	(316,391)	(1,427)
Euro-Bond	3	6/2018	(569,004)[a]	(575,082)	(6,078)
Gross Unrealized Depreciation				(7,505)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

18

STATEMENT OF OPTIONS WRITTEN

April 30, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
Mexican Peso, June 2018 @ MXN 19.65	Citigroup	1,250,000	1,250,000		(8,988)
Polish Zloty Cross Currency June 2018 @ PLN 4.33	JP Morgan Chase Bank	1,200,000	1,200,000	EUR	(2,866)
Russian Ruble, June 2018 @ RUB 61	JP Morgan Chase Bank	1,200,000	1,200,000		(50,096)
South African Rand, May 2018 @ ZAR 12.15	JP Morgan Chase Bank	710,000	710,000		(1,853)
South Korean Won, June 2018 @ KRW 1,100	Barclays Bank	1,240,000	1,240,000		(4,532)
Total Options Written (premiums received $48,961)					(68,335)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to financial statements.

19

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Bank
Czech Koruna	58,800,000	United States Dollar	2,868,957	6/26/18†	(85,698)
Hong Kong Dollars	2,014,821	United States Dollar	256,759	5/4/18	(50)
South Korean Won	14,360,190,000	United States Dollar	13,623,434	6/26/18	(155,053)
Malaysian Ringgit	7,590,000	United States Dollar	1,936,930	7/23/18	(6,693)
Taiwan Dollar	56,015,000	United States Dollar	1,939,981	6/26/18	(38,989)
United States Dollar	2,868,957	Euro	2,318,292	6/26/18†	56,768
United States Dollar	961,493	Hungarian Forint	243,750,000	6/26/18	19,719
United States Dollar	791,305	Turkish Lira	3,240,000	6/26/18	7,799
Citigroup
Chilean Peso	645,390,000	United States Dollar	1,069,389	6/26/18	(17,348)
Colombian Peso	6,923,905,000	United States Dollar	2,476,361	6/26/18	(13,690)
Mexican New Peso	5,290,000	United States Dollar	286,586	6/26/18	(6,295)
Peruvian New Sol	982,000	United States Dollar	303,527	6/26/18	(2,184)
South African Rand	17,385,000	United States Dollar	1,450,628	6/26/18	(66,521)
United States Dollar	1,088,276	Argentine Peso	22,953,906	6/4/18	7,074
United States Dollar	949,599	Czech Koruna	19,500,000	6/26/18	26,579
United States Dollar	3,347,672	Israeli Shekel	11,790,000	6/26/18	60,409
HSBC
United States Dollar	3,198,607	Mexican New Peso	58,910,000	6/26/18	77,254
JP Morgan Chase Bank
Euro	6,415,000	United States Dollar	7,971,535	5/31/18	(206,434)
Indonesian Rupiah	27,164,880,000	United States Dollar	1,965,252	6/26/18	(25,222)
Indian Rupee	404,650,000	United States Dollar	6,153,437	6/26/18	(127,600)
Polish Zolty	7,920,000	United States Dollar	2,313,388	6/26/18	(54,733)

20

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
JP Morgan Chase Bank (continued)
Singapore Dollar	3,170,000	United States Dollar	2,418,943	6/26/18	(25,173)
United States Dollar	1,633,294	Argentine Peso	34,698,769	6/4/18	(1,128)
United States Dollar	146,129	Brazilian Real	485,000	6/4/18	8,169
United States Dollar	2,699,834	Hong Kong Dollars	21,030,000	4/10/19	4,851
United States Dollar	1,353,620	Hungarian Forint	342,960,000	6/26/18	28,528
United States Dollar	3,480,094	Philippine Peso	182,860,000	6/26/18	(43,257)
United States Dollar	1,426,752	Romanian Leu	5,400,000	6/26/18	27,625
United States Dollar	241,628	Russian Ruble	14,015,000	6/26/18	20,593
UBS
Czech Koruna	100,070,000	United States Dollar	4,891,122	6/26/18†	(154,374)
Malaysian Ringgit	15,780,000	United States Dollar	4,065,438	6/26/18	(50,682)
Malaysian Ringgit	2,420,000	United States Dollar	618,779	7/23/18	(3,341)
United States Dollar	1,267,477	Chinese Yuan Renminbi	8,000,000	6/26/18	8,998
United States Dollar	4,891,122	Euro	3,949,092	6/26/18†	100,700
Gross Unrealized Appreciation					455,066
Gross Unrealized Depreciation					(1,084,465)

† Cross currency forward exchange contracts.

See notes to financial statements.

21

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	94,991,709	114,392,756
Affiliated issuers	3,758,175	3,758,175
Cash		19,568
Cash denominated in foreign currency	448,535	444,846
Dividends and interest receivable		470,647
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		455,066
Receivable for shares of Common Stock subscribed		56,611
Receivable for investment securities sold		3,279
Prepaid expenses		33,779
		119,634,727
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		148,622
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,084,465
Payable for investment securities purchased		675,975
Outstanding options written, at value (premiums received $48,961)—Note 4		68,335
Payable for shares of Common Stock redeemed		2,500
Payable for futures variation margin—Note 4		403
Accrued expenses		51,659
		2,031,959
Net Assets ($)		117,602,768
Composition of Net Assets ($):
Paid-in capital		87,918,988
Accumulated undistributed investment income—net		480,809
Accumulated net realized gain (loss) on investments		10,463,560
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($7,505) net unrealized (depreciation) on futures]		18,739,411
Net Assets ($)		117,602,768

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	2,742,500	917,000	111,295,878	2,647,390
Shares Outstanding	186,670	63,594	7,535,288	179,164
Net Asset Value Per Share ($)	14.69	14.42	14.77	14.78

See notes to financial statements.

22

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest (net of $520 foreign taxes withheld at source)	1,028,680
Dividends (net of $87,400 foreign taxes withheld at source):
Unaffiliated issuers	653,610
Affiliated issuers	20,865
Total Income	1,703,155
Expenses:
Management fee—Note 3(a)	594,085
Professional fees	59,929
Custodian fees—Note 3(c)	46,278
Registration fees	29,516
Shareholder servicing costs—Note 3(c)	7,777
Distribution fees—Note 3(b)	3,277
Directors’ fees and expenses—Note 3(d)	2,604
Prospectus and shareholders’ reports	1,457
Loan commitment fees—Note 2	1,002
Miscellaneous	25,338
Total Expenses	771,263
Less—reduction in expenses due to undertaking—Note 3(a)	(660)
Less—reduction in fees due to earnings credits—Note 3(c)	(352)
Net Expenses	770,251
Investment Income—Net	932,904
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,660,403
Net realized gain (loss) on options transactions	52,653
Net realized gain (loss) on forward foreign currency exchange contracts	1,562,978
Net Realized Gain (Loss)	10,276,034
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(5,598,028)
Net unrealized appreciation (depreciation) on options transactions	(48,703)
Net unrealized appreciation (depreciation) on futures	(7,505)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(745,339)
Net Unrealized Appreciation (Depreciation)	(6,399,575)
Net Realized and Unrealized Gain (Loss) on Investments	3,876,459
Net Increase in Net Assets Resulting from Operations	4,809,363

See notes to financial statements.

23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	932,904	1,996,058
Net realized gain (loss) on investments	10,276,034	10,871,233
Net unrealized appreciation (depreciation) on investments	(6,399,575)	16,768,193
Net Increase (Decrease) in Net Assets Resulting from Operations	4,809,363	29,635,484
Distributions to Shareholders from ($):
Investment income—net:
Class A	(32,250)	(18,734)
Class C	(6,284)	(4,434)
Class I	(1,857,073)	(1,633,825)
Class Y	(52,182)	(22,811)
Net realized gain on investments:
Class A	(31,727)	-
Class C	(12,139)	-
Class I	(1,584,851)	-
Class Y	(44,355)	-
Total Distributions	(3,620,861)	(1,679,804)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,642,993	681,914
Class C	98,899	26,603
Class I	1,948,686	12,118,649
Class Y	3,633,412	1,498,875
Distributions reinvested:
Class A	46,837	12,366
Class C	5,523	1,434
Class I	99,613	49,084
Class Y	80,225	18,891
Cost of shares redeemed:
Class A	(578,480)	(416,423)
Class C	(16,145)	(28,025)
Class I	(2,978,335)	(27,470,441)
Class Y	(3,024,096)	(1,408,029)
Increase (Decrease) in Net Assets from Capital Stock Transactions	959,132	(14,915,102)
Total Increase (Decrease) in Net Assets	2,147,634	13,040,578
Net Assets ($):
Beginning of Period	115,455,134	102,414,556
End of Period	117,602,768	115,455,134
Undistributed investment income—net	480,809	1,495,694

24

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	108,413	55,979
Shares issued for distributions reinvested	3,160	1,153
Shares redeemed	(38,698)	(32,409)
Net Increase (Decrease) in Shares Outstanding	72,875	24,723
Class Ca
Shares sold	6,657	2,251
Shares issued for distributions reinvested	379	136
Shares redeemed	(1,114)	(2,423)
Net Increase (Decrease) in Shares Outstanding	5,922	(36)
Class Ib
Shares sold	127,850	964,144
Shares issued for distributions reinvested	6,694	4,562
Shares redeemed	(198,158)	(2,032,547)
Net Increase (Decrease) in Shares Outstanding	(63,614)	(1,063,841)
Class Yb
Shares sold	238,907	121,641
Shares issued for distributions reinvested	5,384	1,754
Shares redeemed	(195,330)	(118,655)
Net Increase (Decrease) in Shares Outstanding	48,961	4,740

[a]During the period ended April 30, 2018, 677 Class C shares representing $9,833 were automatically exchanged for 662 Class A shares.
[b]During the period ended April 30, 2018, 163 Class Y shares representing $2,457 were exchanged for 163 Class I shares.
See notes to financial statements.

25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.53	11.41	10.27	12.13	12.22	11.52
Investment Operations:
Investment income—net[a]	.09	.18	.17	.19	.21	.21
Net realized and unrealized gain (loss) on investments	.50	3.10	.97	(1.84)	(.13)	.51
Total from Investment Operations	.59	3.28	1.14	(1.65)	.08	.72
Distributions:
Dividends from investment income—net	(.22)	(.16)	-	(.19)	(.17)	(.02)
Dividends from net realized gains on investment—net	(.21)	-	-	-	-	-
Tax return of capital	-	-	-	(.02)	-	-
Total Distributions	(.43)	(.16)	-	(.21)	(.17)	(.02)
Net asset value, end of period	14.69	14.53	11.41	10.27	12.13	12.22
Total Return (%)[b]	4.02[c]	29.23	11.10	(13.76)	.71	6.25
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.65[d]	1.61	1.69	1.72	1.71	1.71
Ratio of net expenses to average net assets	1.60[d]	1.60	1.60	1.60	1.60	1.61
Ratio of net investment income to average net assets	1.27[d]	1.44	1.60	1.71	1.80	1.78
Portfolio Turnover Rate	33.83[c]	71.57	79.54	125.89	97.47	99.13
Net Assets, end of period ($ x 1,000)	2,743	1,654	1,016	916	1,294	1,380

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

26

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.22	11.16	10.13	11.96	12.07	11.44
Investment Operations:
Investment income—net[a]	.04	.09	.09	.10	.12	.11
Net realized and unrealized gain (loss) on investments	.48	3.05	.94	(1.81)	(.14)	.52
Total from Investment Operations	.52	3.13	1.03	(1.71)	(.02)	.63
Distributions:
Dividends from investment income—net	(.11)	(.08)	-	(.10)	(.09)	-
Dividends from net realized gains on investment—net	(.21)	-	-	-	-	-
Tax return of capital	-	-	-	(.02)	-	-
Total Distributions	(.32)	(.08)	-	(.12)	(.09)	-
Net asset value, end of period	14.42	14.22	11.16	10.13	11.96	12.07
Total Return (%)[b]	3.65[c]	28.32	10.17	(14.36)	(.03)	5.42
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	2.36[d]	2.34	2.41	2.46	2.44	2.42
Ratio of net expenses to average net assets	2.35[d]	2.34	2.35	2.35	2.35	2.36
Ratio of net investment income to average net assets	.52[d]	.72	.85	.96	1.04	.92
Portfolio Turnover Rate	33.83[c]	71.57	79.54	125.89	97.47	99.13
Net Assets, end of period ($ x 1,000)	917	820	644	669	823	720

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.62	11.46	10.29	12.16	12.25	11.54
Investment Operations:
Investment income—net[a]	.12	.23	.20	.21	.24	.24
Net realized and unrealized gain (loss) on investments	.49	3.11	.97	(1.84)	(.13)	.51
Total from Investment Operations	.61	3.34	1.17	(1.63)	.11	.75
Distributions:
Dividends from investment income—net	(.25)	(.18)	-	(.21)	(.20)	(.04)
Dividends from net realized gains on investment—net	(.21)	-	-	-	-	-
Tax return of capital	-	-	-	(.03)	-	-
Total Distributions	(.46)	(.18)	-	(.24)	(.20)	(.04)
Net asset value, end of period	14.77	14.62	11.46	10.29	12.16	12.25
Total Return (%)	4.16[b]	29.76	11.37	(13.54)	.97	6.52
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.28[c]	1.27	1.32	1.36	1.35	1.34
Ratio of net expenses to average net assets	1.28[c]	1.27	1.29	1.35	1.35	1.34
Ratio of net investment income to average net assets	1.58[c]	1.81	1.91	1.96	2.04	1.97
Portfolio Turnover Rate	33.83[b]	71.57	79.54	125.89	97.47	99.13
Net Assets, end of period ($ x 1,000)	111,296	111,076	99,315	68,147	81,636	83,306

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

28

	Six Months Ended
	April 30, 2018		Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.63	11.47	10.29	12.16	12.25	11.41
Investment Operations:
Investment income—net[b]	.12	.22	.20	.24	.28	.06
Net realized and unrealized gain (loss) on investments	.49	3.12	.98	(1.87)	(.16)	.78
Total from Investment Operations	.61	3.34	1.18	(1.63)	.12	.84
Distributions:
Dividends from investment income—net	(.25)	(.18)	-	(.22)	(.21)	-
Dividends from net realized gains on investment—net	(.21)	-	-	-	-	-
Tax return of capital	-	-	-	(.02)	-	-
Total Distributions	(.46)	(.18)	-	(.24)	(.21)	-
Net asset value, end of period	14.78	14.63	11.47	10.29	12.16	12.25
Total Return (%)	4.16[c]	29.70	11.47	(13.53)	.95	7.45[c]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.28[d]	1.28	1.32	1.38	1.35	1.42[d]
Ratio of net expenses to average net assets	1.28[d]	1.28	1.30	1.30	1.33	1.35[d]
Ratio of net investment income to average net assets	1.58[d]	1.77	1.90	2.10	2.26	1.46[d]
Portfolio Turnover Rate	33.83[c]	71.57	79.54	125.89	97.47	99.13
Net Assets, end of period($ x 1,000)	2,647	1,905	1,439	1,052	653	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Emerging Markets Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A shares, 40,000 Class C shares and 463,798 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

30

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board.

32

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds	-	14,947,422	-	14,947,422
Equity Securities – Foreign Common Stocks	14,679,523	58,902,989†	-	73,582,512
Equity Securities – Foreign Preferred Stocks	-	4,997,730†	-	4,997,730
Foreign Government	-	20,313,314	-	20,313,314
Registered Investment Company	3,758,175	-	-	3,758,175
U.S. Treasury	-	537,457	-	537,457

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	455,066	-	455,066
Options Purchased	-	14,321	-	14,321
Liabilities ($)
Other Financial Instruments:
Futures††	(7,505)	-	-	(7,505)
Forward Foreign Currency Exchange Contracts††	-	(1,084,465)	-	(1,084,465)
Options Written	-	(68,335)	-	(68,335)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded foreign equity securities reported as Level 2 in the table above. At October 31, 2017, there was no transfer between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

34

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $1,679,804. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.35% of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $660 during the period ended April 30, 2018.

During the period ended April 30, 2018, the Distributor retained $269 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $3,277 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may

36

include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $2,920 and $1,092, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $1,261 for transfer agency services and $74 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $74.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $46,278 pursuant to the custody agreement. These fees were partially offset by earnings credits of $278.

During the period ended April 30, 2018, the fund was charged $7,600 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $97,543, Distribution Plan fees $563, Shareholder Services Plan fees $753, custodian fees $44,449, Chief Compliance Officer fees $5,056 and transfer agency fees $446, which are offset against an expense reimbursement currently in effect in the amount $188.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2018, redemption fees charged and retained by the fund amounted to $11,402.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures, options transactions and forward contracts, during the period ended April 30, 2018, amounted to $39,060,078 and $41,309,547, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty

38

credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transaction. Options written open at April 30, 2018 are set forth in Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	-		Interest rate risk	(7,505)	[1]
Foreign exchange risk	469,387	[2,3]	Foreign exchange risk	(1,152,800)	[3,4]
Gross fair value of derivative contracts	469,387			(1,160,305)

Statement of Assets and Liabilities location:
[1]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[4]Outstanding options written, at value.

40

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Options Transactions	[1]	Forward Contracts	[2]	Total
Foreign exchange	52,653		1,562,978		1,615,631
Total	52,653		1,562,978		1,615,631

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[3]	Options Transactions	[4]	Forward Contracts	[5]	Total
Interest rate	(7,505)		-		-		(7,505)
Foreign exchange	-		(48,703)		(745,339)		(794,042)
Total	(7,505)		(48,703)		(745,339)		(801,547)

Statement of Operations location:
[1]	Net realized gain (loss) on options transactions.
[2]	Net realized gain (loss) on forward foreign currency exchange contracts.
[3]	Net unrealized appreciation (depreciation) on futures.
[4]	Net unrealized appreciation (depreciation) on options transactions.
[5]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	-	(7,505)
Options	14,321	(68,335)
Forward contracts	455,066	(1,084,465)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	469,387	(1,160,305)
Derivatives not subject to
Master Agreements	-	7,505
Total gross amount of assets
and liabilities subject to
Master Agreements	469,387	(1,152,800)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Bank	91,238		(91,238)	-		-
Citigroup	101,323		(101,323)	-		-
HSBC	77,254		-	-		77,254
JP Morgan Chase Bank	89,874		(89,874)	-		-
UBS	109,698		(109,698)	-		-
Total	469,387		(392,133)	-		77,254

42

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Barclays Bank	(291,015)		91,238	199,777		-
Citigroup	(115,026)		101,323	13,703		-
JP Morgan Chase Bank	(538,362)		89,874	448,488		-
UBS	(208,397)		109,698	-		(98,699)
Total	(1,152,800)		392,133	661,968		(98,699)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Interest rate futures	257,568
Foreign currency options contracts	62,448
Forward contracts	81,545,797

At April 30, 2018, accumulated net unrealized appreciation on investments was $18,744,769, consisting of $22,835,927 gross unrealized appreciation and $4,091,158 gross unrealized depreciation.

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

43

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

44

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were slightly above the Expense Group median and below the Expense Universe median.

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.35% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such

45

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the

46

contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

47

NOTES

48

NOTES

49

For More Information

Dreyfus Total Emerging Markets Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DTMAX Class C: DTMCX Class I: DTEIX Class Y: DTMYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6301SA0418

Dynamic Total Return Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dynamic Total Return Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dynamic Total Return Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by portfolio managers Vassilis Dagioglu, James Stavena, Torrey Zaches, Joseph Miletich, and Sinead Colton, of BNY Mellon Asset Management North America Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dynamic Total Return Fund’s Class A shares produced a total return of -2.54%, Class C shares returned -2.92%, Class I shares returned -2.42%, and Class Y shares returned -2.36%.1 In comparison, the Citi Three-Month U.S. Treasury Bill Index, the MSCI World Index, and an index comprised of 60% MSCI World Index and 40% Citi World Government Bond Index (the “Hybrid Index”) returned 0.67%, 3.40%, and 2.96%, respectively.2,3,4,5

Stocks advanced modestly over the reporting period amid improving global growth. While global bonds produced mixed results, foreign government bond returns benefited significantly from a weakening U.S. dollar. The fund lagged its benchmark indices due to its policy to hedge foreign currency risks as well as the underperformance of U.S. Treasury bonds relative to German government bonds.

The Fund’s Investment Approach

The fund seeks total return. To pursue its goal, the fund normally invests in instruments that provide investment exposure to global equity, bond, currency and commodity markets, and in fixed-income securities. The fund may invest in instruments that provide economic exposure to developed and, to a limited extent, emerging-market issuers.

The fund will seek to achieve investment exposure to global equity, bond, currency, and commodity markets primarily through long and short positions in futures, options, forward contracts, swap agreements, or exchange-traded funds (ETFs), and normally will use economic leverage as part of its investment strategy. The fund also may invest in fixed-income securities, such as bonds, notes (including structured notes) and money market instruments, and including foreign government obligations and securities of supranational entities, to provide exposure to bond markets and for liquidity and income, as well as hold cash.

The fund’s portfolio managers apply a systematic, analytical investment approach designed to identify and exploit relative misvaluation opportunities across and within global capital markets. The portfolio managers update, monitor, and follow buy or sell recommendations using proprietary investment models. Among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market-level expected returns. For bond markets, the portfolio managers use proprietary models to identify temporary mispricing among global bond markets. For currency markets, the portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued. For commodities, the portfolio managers seek to identify opportunities in commodity markets by measuring and evaluating inventory and term structure, hedging, and speculative activity as well as momentum. The investment process combines fundamental and momentum signals in a quantitative framework.

U.S. Fiscal Policies Supported Global Growth

Stocks remained energized early in the reporting period by ongoing corporate earnings growth, encouraging global economic developments, and U.S. tax reform. Consequently, several broad measures of stock market performance reached new highs during January 2018. While inflation fears and potential trade disputes sparked heightened market volatility from February through April, the resulting declines were not enough to fully offset earlier gains.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

U.S. bonds fared less well amid rising interest rates and expectations of higher inflation. Sovereign bonds from overseas markets produced higher returns, in large part due to the impact of a sharp drop in the U.S. dollar against most foreign currencies.

Weak Dollar and Relative Value Positions Hurt Performance

The fund’s policy of hedging currency risks, which is designed to mitigate the volatility of global investing, undermined the fund’s relative results over the reporting period. In addition, overseas equity markets generally lagged the U.S. stock market, and the fund’s ample allocation to non-U.S. equities weighed on relative performance. Australian and Spanish equities detracted notably from returns, more than offsetting better results from Japan and the Netherlands. A relatively low allocation to emerging-market equities prevented the fund from participating more fully in their gains. Among bonds, long positions in U.S., Canadian, and Australian government bonds constrained results, but short positions in German and U.K. government bonds helped to partly mitigate those losses.

On a more positive note, the fund’s asset allocation strategy bolstered relative performance through overweighted exposure to equities. Commodity positions added value over the reporting period as long positions in energy-related investments benefited from rising oil prices.

Cautiously Optimistic as Policy Risks Grow

We currently expect modest global economic growth and mildly higher inflation as more central banks begin tightening monetary policy. However, the cumulative impact of six U.S. rate hikes over the last two years and expectations that other central banks will begin hiking rates has raised the probability of a policy error that could derail economic growth.

In this environment, we have found attractive values among equities in Japan, the United Kingdom, and select Eurozone countries such as Germany. We also have maintained long positions in higher-yielding government bonds in the United States, Australia, and Canada, as well as short positions in U.K. and German bonds.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2019, at which time it may be extended, terminated, or modified.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Citi Three-Month U.S. Treasury Bill Index consists of the last three-month Treasury bill month-end rates. The Citi Three-Month U.S. Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

4 Source: Lipper Inc. — The Citi World Government Bond Index (the “WGB Index”) measures the performance of fixed-rate, local-currency, investment-grade sovereign bonds. The WGB Index is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGB Index provides a broad benchmark for the global sovereign fixed-income market. Investors cannot invest directly in any index.

5 Source: FactSet —The Hybrid Index is an unmanaged hybrid index composed of 60% MSCI World Index and 40% WGB Index. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dynamic Total Return Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.05	$10.70	$5.83	$5.59
Ending value (after expenses)	$974.60	$970.80	$975.80	$976.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.20	$10.94	$5.96	$5.71
Ending value (after expenses)	$1,017.65	$1,013.93	$1,018.89	$1,019.14

† Expenses are equal to the fund’s annualized expense ratio of 1.44% for Class A, 2.19% for Class C, 1.19% for Class I and 1.14% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

CONSOLIDATED STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4%
Consumer Discretionary - 1.3%
24 Hour Fit Worldwide, Gtd. Notes	8.00	6/1/22	100,000	[b]	101,000
Adient Global Holdings, Gtd. Notes	4.88	8/15/26	75,000	[b]	70,500
Allison Transmission, Sr. Unscd. Bonds	5.00	10/1/24	75,000	[b]	73,853
Altice, Gtd. Notes	7.63	2/15/25	75,000	[b]	67,875
Altice Financing, Sr. Scd. Bonds	7.50	5/15/26	150,000	[b]	147,750
Altice Financing, Sr. Scd. Notes	6.63	2/15/23	150,000	[b]	150,375
Altice US Finance I, Sr. Scd. Notes	5.38	7/15/23	75,000	[b]	75,281
AMC Entertainment Holdings, Gtd. Notes	5.88	2/15/22	100,000		101,625
AMC Entertainment Holdings, Gtd. Notes	5.75	6/15/25	75,000		73,031
AMC Entertainment Holdings, Gtd. Notes	5.88	11/15/26	75,000		73,219
AMC Networks, Gtd. Notes	4.75	12/15/22	75,000		75,563
AMC Networks, Gtd. Notes	5.00	4/1/24	75,000		73,500
AMC Networks, Gtd. Notes	4.75	8/1/25	50,000		47,380
American Axle & Manufacturing, Gtd. Notes	6.63	10/15/22	30,000		31,050
American Axle & Manufacturing, Gtd. Notes	6.50	4/1/27	100,000		99,845
American Tire Distributors, Sr. Sub. Notes	10.25	3/1/22	55,000	[b]	29,288
Aramark Services, Gtd. Notes	4.75	6/1/26	75,000		72,938
Aramark Services, Sr. Unscd. Notes	5.00	2/1/28	150,000	[b]	146,311
Asbury Automotive Group, Gtd. Notes	6.00	12/15/24	55,000		54,863
Aston Martin Capital Holdings, Sr. Scd. Notes	6.50	4/15/22	50,000	[b]	52,173
AV Homes, Gtd. Notes	6.63	5/15/22	75,000		76,875
Avis Budget Car Rental, Gtd. Notes	5.50	4/1/23	75,000		74,531

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - 1.3% (continued)
Beacon Escrow, Sr. Unscd. Notes	4.88	11/1/25	100,000	[b]	95,000
Beazer Homes USA, Gtd. Notes	8.75	3/15/22	30,000		32,475
Beazer Homes USA, Gtd. Notes	5.88	10/15/27	50,000		46,000
Boyd Gaming, Gtd. Notes	6.88	5/15/23	75,000		79,031
Boyd Gaming, Gtd. Notes	6.38	4/1/26	75,000		78,710
Cablevision Systems, Sr. Unscd. Notes	8.00	4/15/20	50,000		53,125
Cablevision Systems, Sr. Unscd. Notes	5.88	9/15/22	130,000		128,375
CalAtlantic Group, Gtd. Notes	5.88	11/15/24	100,000		108,000
CalAtlantic Group, Gtd. Notes	5.25	6/1/26	60,000		61,875
CCO Holdings, Sr. Unscd. Notes	5.13	2/15/23	200,000		201,440
CCO Holdings, Sr. Unscd. Notes	5.75	9/1/23	120,000		121,800
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/24	75,000	[b]	76,313
CCO Holdings, Sr. Unscd. Notes	5.75	2/15/26	200,000	[b]	199,000
CCO Holdings, Sr. Unscd. Notes	5.50	5/1/26	75,000	[b]	73,215
CCO Holdings, Sr. Unscd. Notes	5.13	5/1/27	200,000	[b]	187,894
CCO Holdings, Sr. Unscd. Notes	5.00	2/1/28	200,000	[b]	185,676
Cengage Learning, Sr. Unscd. Notes	9.50	6/15/24	50,000	[b]	39,250
Century Communities, Gtd. Notes	6.88	5/15/22	150,000		155,250
Cequel Communications Holdings I, Sr. Unscd. Notes	5.13	12/15/21	150,000	[b]	149,250
Choice Hotels International, Gtd. Notes	5.70	8/28/20	125,000		129,219
Choice Hotels International, Gtd. Notes	5.75	7/1/22	125,000		132,656
Cinemark USA, Gtd. Notes	4.88	6/1/23	75,000		74,531
Conn's, Gtd. Notes	7.25	7/15/22	100,000		99,470

7

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - 1.3% (continued)
Constellation Merger Sub, Sr. Unscd. Notes	8.50	9/15/25	45,000	[b]	44,100
Cooper-Standard Automotive, Gtd. Notes	5.63	11/15/26	50,000	[b]	49,750
CSC Holdings, Gtd. Notes	5.50	4/15/27	75,000	[b]	72,173
CSC Holdings, Sr. Unscd. Notes	6.75	11/15/21	50,000		52,750
CSC Holdings, Sr. Unscd. Notes	10.13	1/15/23	200,000	[b]	222,250
Dana, Sr. Unscd. Notes	5.50	12/15/24	100,000		102,250
Dana Financing, Gtd. Notes	5.75	4/15/25	50,000	[b]	50,875
DISH DBS, Gtd. Notes	7.88	9/1/19	50,000		51,819
DISH DBS, Gtd. Notes	6.75	6/1/21	150,000		150,000
DISH DBS, Gtd. Notes	5.88	7/15/22	300,000		276,375
DISH DBS, Gtd. Notes	5.88	11/15/24	50,000		42,938
DISH DBS, Gtd. Notes	7.75	7/1/26	300,000		273,187
DriveTime Automotive Group, Sr. Scd. Notes	8.00	6/1/21	60,000	[b]	60,450
Eldorado Resorts, Notes	6.00	4/1/25	100,000		99,625
Fiat Chrysler Automobiles, Sr. Unscd. Notes	4.50	4/15/20	125,000		126,912
Fiat Chrysler Automobiles, Sr. Unscd. Notes	5.25	4/15/23	75,000		78,094
Global Partners, Gtd. Notes	6.25	7/15/22	100,000		100,500
GLP Capital, Gtd. Notes	4.88	11/1/20	50,000		51,309
GLP Capital, Gtd. Notes	4.38	4/15/21	50,000		50,500
GLP Capital, Gtd. Notes	5.38	11/1/23	75,000		77,812
GLP Capital, Gtd. Notes	5.38	4/15/26	75,000		75,750
Golden Nugget, Sr. Unscd. Notes	6.75	10/15/24	75,000	[b]	76,312
Goodyear Tire & Rubber, Gtd. Bonds	5.13	11/15/23	75,000		74,813

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - 1.3% (continued)
Goodyear Tire & Rubber, Gtd. Notes	5.00	5/31/26	75,000		71,719
Goodyear Tire & Rubber, Gtd. Notes	4.88	3/15/27	125,000		117,344
Gray Television, Gtd. Notes	5.13	10/15/24	75,000	[b]	71,719
Gray Television, Gtd. Notes	5.88	7/15/26	75,000	[b]	72,375
Group 1 Automotive, Gtd. Notes	5.00	6/1/22	75,000		75,585
Hanesbrands, Gtd. Notes	4.88	5/15/26	75,000	[b]	72,750
Hilton Domestic Operating, Gtd. Notes	4.25	9/1/24	75,000		72,188
Hilton Worldwide Finance, Gtd. Notes	4.63	4/1/25	175,000		170,152
IHO Verwaltungs, Sr. Scd. Bonds	4.13	9/15/21	50,000	[b]	50,250
International Game Technology, Sr. Scd. Notes	5.63	2/15/20	125,000	[b]	128,594
International Game Technology, Sr. Scd. Notes	6.25	2/15/22	125,000	[b]	131,797
International Game Technology, Sr. Scd. Notes	6.50	2/15/25	75,000	[b]	80,344
J.C. Penney, Gtd. Notes	6.38	10/15/36	100,000		63,000
Jack Ohio Finance, Scd. Notes	10.25	11/15/22	100,000	[b]	109,750
Jack Ohio Finance, Sr. Scd. Notes	6.75	11/15/21	75,000	[b]	77,625
Jaguar Land Rover Automotive, Gtd. Notes	4.25	11/15/19	75,000	[b]	75,844
Jaguar Land Rover Automotive, Gtd. Notes	5.63	2/1/23	75,000	[b]	76,125
K Hovnanian Enterprises, Scd. Notes	10.00	7/15/22	60,000	[b]	64,575
KB Home, Gtd. Notes	8.00	3/15/20	50,000		53,875
KB Home, Gtd. Notes	7.50	9/15/22	50,000		55,125
KFC Holding, Gtd. Notes	5.25	6/1/26	75,000	[b]	75,562
L Brands, Gtd. Notes	7.00	5/1/20	100,000		106,250
L Brands, Gtd. Notes	5.63	2/15/22	200,000		208,520

9

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - 1.3% (continued)
L Brands, Gtd. Notes	6.88	11/1/35	75,000		71,250
L Brands, Gtd. Notes	6.75	7/1/36	75,000		70,500
Lamar Media, Gtd. Notes	5.00	5/1/23	75,000		76,177
Lamar Media, Gtd. Notes	5.38	1/15/24	75,000		77,062
Lee Enterprises, Sr. Scd. Notes	9.50	3/15/22	50,000	[b]	52,063
Lennar, Gtd. Notes	4.50	6/15/19	75,000		75,844
Lennar, Gtd. Notes	2.95	11/29/20	60,000	[b]	58,723
Lennar, Gtd. Notes	4.13	1/15/22	125,000		125,000
Lennar, Gtd. Notes	4.75	11/15/22	75,000		75,362
Live Nation Entertainment, Gtd. Notes	4.88	11/1/24	75,000	[b]	73,594
LKQ, Gtd. Notes	4.75	5/15/23	75,000		74,741
M/I Homes, Gtd. Notes	6.75	1/15/21	100,000		103,375
McClatchy, Sr. Scd. Notes	9.00	12/15/22	61,000		64,203
McClatchy, Sr. Unscd. Debs.	6.88	3/15/29	100,000		127,625
MDC Holdings, Gtd. Notes	6.00	1/15/43	100,000		93,750
Men's Wearhouse, Gtd. Notes	7.00	7/1/22	75,000		77,344
Meritage Homes, Gtd. Notes	7.15	4/15/20	100,000		106,500
MGM Resorts International, Gtd. Notes	6.75	10/1/20	50,000		53,250
MGM Resorts International, Gtd. Notes	6.63	12/15/21	175,000		187,687
MGM Resorts International, Gtd. Notes	7.75	3/15/22	75,000		83,344
MGM Resorts International, Gtd. Notes	6.00	3/15/23	75,000		78,562
Michaels Stores, Gtd. Notes	5.88	12/15/20	75,000	[b]	76,031
Mohegan Gaming & Entertainment, Gtd. Notes	7.88	10/15/24	75,000	[b]	75,281

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - 1.3% (continued)
National CineMedia, Sr. Scd. Notes	6.00	4/15/22	60,000		61,200
Netflix, Sr. Unscd. Notes	5.50	2/15/22	50,000		52,125
Netflix, Sr. Unscd. Notes	5.88	2/15/25	75,000		77,227
New Red Finance, Scd. Notes	5.00	10/15/25	100,000	[b]	96,719
New Red Finance, Sr. Scd. Notes	4.63	1/15/22	50,000	[b]	50,250
New Red Finance, Sr. Scd. Notes	4.25	5/15/24	150,000	[b]	143,062
Nexstar Broadcasting, Gtd. Notes	5.63	8/1/24	75,000	[b]	74,063
Nielsen Finance, Gtd. Notes	5.00	4/15/22	275,000	[b]	277,777
Outfront Media Capital, Gtd. Notes	5.25	2/15/22	25,000		25,469
Outfront Media Capital, Gtd. Notes	5.63	2/15/24	75,000		76,031
Penske Automotive Group, Gtd. Notes	5.50	5/15/26	75,000		72,938
PetSmart, Gtd. Notes	7.13	3/15/23	300,000	[b]	176,250
Pinnacle Entertainment, Sr. Unscd. Notes	5.63	5/1/24	75,000		78,750
Prime Security Services Borrower, Scd. Notes	9.25	5/15/23	244,000	[b]	262,605
PulteGroup, Gtd. Notes	5.50	3/1/26	75,000		76,594
PulteGroup, Gtd. Notes	5.00	1/15/27	75,000		73,331
PulteGroup, Gtd. Notes	7.88	6/15/32	100,000		119,000
Quebecor Media, Sr. Unscd. Notes	5.75	1/15/23	100,000		103,000
Radiate Holdco, Sr. Unscd. Notes	6.88	2/15/23	100,000	[b]	97,250
Rivers Pittsburgh Finance, Sr. Scd. Notes	6.13	8/15/21	60,000	[b]	58,050
Sally Holdings, Gtd. Notes	5.63	12/1/25	75,000		73,688
Scientific Games International, Gtd. Notes	6.25	9/1/20	100,000		100,625
Scientific Games International, Gtd. Notes	6.63	5/15/21	100,000		102,500

11

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - 1.3% (continued)
Scientific Games International, Gtd. Notes	10.00	12/1/22	50,000		54,063
Service Corp International, Sr. Unscd. Notes	5.38	5/15/24	75,000		77,040
ServiceMaster, Gtd. Notes	5.13	11/15/24	75,000	[b]	73,238
SFR Group, Sr. Scd. Bonds	6.00	5/15/22	350,000	[b]	346,482
SFR Group, Sr. Scd. Bonds	6.25	5/15/24	75,000	[b]	71,719
SFR Group, Sr. Scd. Notes	7.38	5/1/26	300,000	[b]	292,125
Silversea Cruise Finance, Sr. Scd. Notes	7.25	2/1/25	75,000	[b]	79,327
Sinclair Television Group, Gtd. Notes	5.38	4/1/21	75,000		75,937
Sinclair Television Group, Gtd. Notes	6.13	10/1/22	75,000		77,320
Sirius XM Radio, Gtd. Notes	3.88	8/1/22	200,000	[b]	195,000
Sirius XM Radio, Gtd. Notes	6.00	7/15/24	75,000	[b]	77,242
Sirius XM Radio, Gtd. Notes	5.38	4/15/25	75,000	[b]	74,813
Sirius XM Radio, Gtd. Notes	5.38	7/15/26	75,000	[b]	73,695
Six Flags Entertainment, Gtd. Notes	4.88	7/31/24	150,000	[b]	146,625
Sonic Automotive, Gtd. Notes	5.00	5/15/23	75,000		72,656
Springs Industries, Sr. Scd. Notes	6.25	6/1/21	75,000		76,219
Taylor Morrison Communities, Gtd. Notes	5.25	4/15/21	75,000	[b]	75,656
TEGNA, Gtd. Notes	4.88	9/15/21	125,000	[b]	126,875
TEGNA, Gtd. Notes	6.38	10/15/23	175,000		181,344
Tempur Sealy International, Gtd. Notes	5.50	6/15/26	75,000		71,250
Tenneco, Gtd. Notes	5.00	7/15/26	75,000		70,313
Tesla, Gtd. Notes	5.30	8/15/25	100,000	[b]	88,875
Toll Brothers Finance, Gtd. Notes	4.88	11/15/25	250,000		248,750

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Discretionary - 1.3% (continued)
Toll Brothers Finance, Gtd. Notes	4.35	2/15/28	50,000		46,500
TRI Pointe Group, Gtd. Notes	5.88	6/15/24	80,000		81,500
Tribune Media, Gtd. Notes	5.88	7/15/22	75,000		76,312
Under Armour, Sr. Unscd. Notes	3.25	6/15/26	75,000		66,689
Unitymedia Hessen, Sr. Scd. Bonds	5.00	1/15/25	75,000	[b]	77,062
Univision Communications, Sr. Scd. Notes	6.75	9/15/22	25,000	[b]	25,688
Univision Communications, Sr. Scd. Notes	5.13	5/15/23	75,000	[b]	71,438
Univision Communications, Sr. Scd. Notes	5.13	2/15/25	75,000	[b]	69,446
Urban One, Sr. Scd. Notes	7.38	4/15/22	100,000	[b]	98,500
Viacom, Jr. Sub. Notes	5.88	2/28/57	75,000		75,814
Viacom, Jr. Sub. Notes	6.25	2/28/57	75,000		76,178
Virgin Media Finance, Gtd. Notes	6.38	4/15/23	75,000	[b]	75,937
Virgin Media Secured Finance, Sr. Scd. Bonds	5.25	1/15/26	75,000	[b]	71,719
William Lyon Homes, Gtd. Notes	5.88	1/31/25	100,000		97,655
Williams Scotsman International, Sr. Scd. Notes	7.88	12/15/22	100,000	[b]	104,250
WMG Acquisition, Sr. Scd. Notes	5.63	4/15/22	125,000	[b]	128,281
Wynn Las Vegas, Gtd. Notes	5.50	3/1/25	300,000	[b]	299,370
Yum! Brands, Sr. Unscd. Notes	3.88	11/1/20	100,000		100,375
Yum! Brands, Sr. Unscd. Notes	3.75	11/1/21	200,000		198,750
Ziggo Bond Finance, Sr. Unscd. Notes	6.00	1/15/27	75,000	[b]	70,406
Ziggo Secured Finance, Sr. Scd. Notes	5.50	1/15/27	300,000	[b]	283,500
				17,825,699
Consumer Staples - .2%
Albertsons, Gtd. Notes	6.63	6/15/24	75,000		70,312

13

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Staples - .2% (continued)
Albertsons, Gtd. Notes	5.75	3/15/25	75,000		65,719
Alliance One International, Scd. Notes	9.88	7/15/21	100,000		95,125
Avon Products, Sr. Unscd. Notes	6.60	3/15/20	50,000		50,625
Avon Products, Sr. Unscd. Notes	7.00	3/15/23	150,000		138,000
B&G Foods, Gtd. Notes	4.63	6/1/21	75,000		74,321
Darling Ingredients, Gtd. Notes	5.38	1/15/22	70,000		71,400
Dean Foods, Gtd. Notes	6.50	3/15/23	75,000	[b]	72,094
Dole Food, Sr. Scd. Notes	7.25	6/15/25	50,000	[b]	50,625
Edgewell Personal Care, Gtd. Notes	4.70	5/24/22	50,000		48,980
First Quality Finance, Sr. Unscd. Notes	4.63	5/15/21	75,000	[b]	74,438
Fresh Market, Sr. Scd. Notes	9.75	5/1/23	25,000	[b]	13,875
HRG Group, Sr. Unscd. Notes	7.75	1/15/22	125,000		129,062
JBS USA Finance, Gtd. Notes	7.25	6/1/21	50,000	[b]	50,625
JBS USA Finance, Gtd. Notes	5.88	7/15/24	75,000	[b]	73,031
JBS USA Finance, Gtd. Notes	5.75	6/15/25	100,000	[b]	94,470
Kronos Acquisition Holdings, Gtd. Notes	9.00	8/15/23	25,000	[b]	23,938
New Albertson's, Sr. Unscd. Bonds	8.00	5/1/31	50,000		41,875
New Albertson's, Sr. Unscd. Notes	8.70	5/1/30	40,000		35,400
Pilgrim's Pride, Gtd. Notes	5.75	3/15/25	75,000	[b]	73,500
Post Holdings, Gtd. Notes	5.50	3/1/25	75,000	[b]	73,875
Post Holdings, Gtd. Notes	5.00	8/15/26	300,000	[b]	282,000
Prestige Brands, Gtd. Notes	6.38	3/1/24	55,000	[b]	55,550
Revlon Consumer Products, Gtd. Notes	5.75	2/15/21	125,000		91,875

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Consumer Staples - .2% (continued)
Rite Aid, Gtd. Notes	6.13	4/1/23	300,000	[b]	306,750
Safeway, Sr. Unscd. Notes	5.00	8/15/19	100,000		101,000
Scotts Miracle-Gro, Gtd. Notes	5.25	12/15/26	20,000		19,600
Spectrum Brands, Gtd. Notes	5.75	7/15/25	75,000		75,304
Tesco, Sr. Unscd. Notes	6.15	11/15/37	100,000	[b]	107,358
TreeHouse Foods, Gtd. Notes	6.00	2/15/24	75,000	[b]	74,906
US Foods, Gtd. Notes	5.88	6/15/24	75,000	[b]	76,687
Vector Group, Sr. Scd. Notes	6.13	2/1/25	75,000	[b]	74,597
				2,686,917
Energy - .7%
American Midstream Partner, Gtd. Notes	8.50	12/15/21	50,000	[b]	50,000
Antero Midstream Partners, Gtd. Notes	5.38	9/15/24	75,000		75,000
Antero Resources, Gtd. Notes	5.13	12/1/22	125,000		126,250
Antero Resources, Gtd. Notes	5.63	6/1/23	75,000		76,969
Archrock Partners, Gtd. Notes	6.00	4/1/21	100,000		100,250
Archrock Partners, Sr. Unscd. Notes	6.00	10/1/22	100,000		100,500
Ascent Resources Utica Holdings, Sr. Unscd. Notes	10.00	4/1/22	50,000	[b]	54,000
Athabasca Oil, Scd. Notes	9.88	2/24/22	50,000	[b]	50,625
Blue Racer Midstream, Gtd. Notes	6.13	11/15/22	75,000	[b]	77,250
Bristow Group, Gtd. Notes	6.25	10/15/22	100,000		83,500
Buckeye Partners, Jr. Sub. Notes	6.38	1/22/78	100,000		97,618
California Resources, Scd. Notes	8.00	12/15/22	150,000	[b]	129,750
Callon Petroleum, Notes	6.13	10/1/24	55,000		56,375
Calumet Specialty Products Partners, Gtd. Notes	6.50	4/15/21	125,000		124,062

15

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .7% (continued)
Canadian Oil Sands, Gtd. Notes	4.50	4/1/22	100,000	[b]	100,774
Carrizo Oil & Gas, Gtd. Notes	7.50	9/15/20	17,000		17,191
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/23	75,000		77,398
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	7.00	6/30/24	140,000		153,475
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/27	100,000		97,875
Chesapeake Energy, Gtd. Notes	6.13	2/15/21	100,000		101,250
Chesapeake Energy, Gtd. Notes	8.00	1/15/25	75,000	[b]	72,900
Chesapeake Energy, Gtd. Notes	8.00	6/15/27	50,000	[b]	48,250
Chesapeake Energy, Scd. Notes	8.00	12/15/22	189,000	[b]	201,049
CNX Resources, Gtd. Notes	5.88	4/15/22	100,000		100,750
Continental Resources, Gtd. Notes	5.00	9/15/22	300,000		305,250
Continental Resources, Gtd. Notes	4.50	4/15/23	75,000		76,125
Continental Resources, Gtd. Notes	3.80	6/1/24	75,000		73,406
Continental Resources, Gtd. Notes	4.90	6/1/44	40,000		39,200
Crestwood Midstream Partners, Gtd. Notes	6.25	4/1/23	75,000		76,781
CSI Compressco, Gtd. Notes	7.25	8/15/22	100,000		95,000
DCP Midstream Operating, Gtd. Notes	9.75	3/15/19	60,000	[b]	63,312
DCP Midstream Operating, Gtd. Notes	4.75	9/30/21	95,000	[b]	96,306
DCP Midstream Operating, Gtd. Notes	4.95	4/1/22	60,000		61,050
DCP Midstream Operating, Gtd. Notes	3.88	3/15/23	130,000		125,775
DCP Midstream Operating, Gtd. Notes	6.75	9/15/37	50,000	[b]	54,375
Denbury Resources, Scd. Bonds	9.00	5/15/21	100,000	[b]	105,000
Diamond Offshore Drilling, Sr. Unscd. Notes	4.88	11/1/43	175,000		126,875

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .7% (continued)
Diamondback Energy, Gtd. Notes	4.75	11/1/24	75,000		74,884
Diamondback Energy, Gtd. Notes	5.38	5/31/25	75,000		76,219
Eclipse Resources, Gtd. Notes	8.88	7/15/23	75,000		70,875
Energy Transfer Equity, Sr. Scd. Notes	7.50	10/15/20	50,000		53,688
Energy Transfer Equity, Sr. Scd. Notes	5.88	1/15/24	75,000		76,781
Energy Transfer Equity, Sr. Scd. Notes	5.50	6/1/27	75,000		75,188
Ensco, Sr. Unscd. Notes	4.70	3/15/21	100,000		98,000
Ensco, Sr. Unscd. Notes	4.50	10/1/24	150,000		122,625
Ensco, Sr. Unscd. Notes	5.75	10/1/44	100,000		69,875
Everest Acquisition Finance, Gtd. Notes	6.38	6/15/23	75,000		40,125
Extraction Oil & Gas, Sr. Unscd. Notes	5.63	2/1/26	100,000	[b]	97,125
Genesis Energy, Gtd. Notes	6.75	8/1/22	75,000		76,500
Genesis Energy, Gtd. Notes	6.00	5/15/23	50,000		49,125
Gulfport Energy, Gtd. Notes	6.00	10/15/24	100,000		95,500
Gulfport Energy, Gtd. Notes	6.38	5/15/25	75,000		72,258
Halcon Resources, Gtd. Notes	6.75	2/15/25	18,000		18,068
Hilcorp Energy I, Sr. Unscd. Notes	5.75	10/1/25	75,000	[b]	74,625
Jupiter Resources, Sr. Unscd. Notes	8.50	10/1/22	75,000	[b]	33,000
KCA Deutag UK Finance, Sr. Scd. Notes	9.88	4/1/22	50,000	[b]	52,813
Laredo Petroleum, Gtd. Notes	5.63	1/15/22	100,000		101,500
Legacy Reserves Finance, Gtd. Notes	6.63	12/1/21	50,000		39,000
Matador Resources, Gtd. Notes	6.88	4/15/23	35,000		36,663
McDermott International, Scd. Notes	8.00	5/1/21	75,000	[b]	76,875

17

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .7% (continued)
MEG Energy, Gtd. Notes	7.00	3/31/24	75,000	[b]	67,500
MEG Energy, Scd. Notes	6.50	1/15/25	75,000	[b]	75,188
Murphy Oil, Sr. Unscd. Notes	6.88	8/15/24	150,000		159,187
Murphy Oil, Sr. Unscd. Notes	5.75	8/15/25	70,000		70,000
Newfield Exploration, Sr. Unscd. Notes	5.75	1/30/22	50,000		52,750
Newfield Exploration, Sr. Unscd. Notes	5.63	7/1/24	80,000		85,200
Newfield Exploration, Sr. Unscd. Notes	5.38	1/1/26	60,000		62,340
NGL Energy Partners, Gtd. Notes	5.13	7/15/19	150,000		150,375
NGPL PipeCo, Sr. Unscd. Bonds	4.88	8/15/27	75,000	[b]	73,195
Noble Holding International, Gtd. Notes	7.75	1/15/24	43,000		40,528
Noble Holding International, Gtd. Notes	6.05	3/1/41	150,000		105,000
Noble Holding International, Gtd. Notes	5.25	3/15/42	100,000		66,500
Northern Oil and Gas, Sr. Unscd. Notes	8.00	6/1/20	75,000		73,875
NuStar Logistics, Gtd. Notes	4.75	2/1/22	125,000		121,875
Oasis Petroleum, Gtd. Notes	6.50	11/1/21	125,000		128,437
Parsley Energy, Gtd. Notes	6.25	6/1/24	120,000	[b]	125,700
Parsley Energy, Gtd. Notes	5.38	1/15/25	75,000	[b]	75,563
PBF Holding, Gtd. Notes	7.00	11/15/23	125,000		129,687
Peabody Energy, Sr. Scd. Notes	6.38	3/31/25	75,000	[b]	78,469
Precision Drilling, Gtd. Notes	7.13	1/15/26	70,000	[b]	70,875
QEP Resources, Sr. Unscd. Notes	5.25	5/1/23	75,000		73,500
Range Resources, Gtd. Notes	5.88	7/1/22	100,000		101,750
Range Resources, Gtd. Notes	5.00	8/15/22	75,000		74,063

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .7% (continued)
Range Resources, Gtd. Notes	4.88	5/15/25	75,000		69,797
Resolute Energy, Gtd. Notes	8.50	5/1/20	50,000		50,125
Rockies Express Pipeline, Sr. Unscd. Notes	6.00	1/15/19	75,000	[b]	76,687
Rockies Express Pipeline, Sr. Unscd. Notes	5.63	4/15/20	50,000	[b]	52,016
Rose Rock Finance, Gtd. Notes	5.63	7/15/22	150,000		145,875
Rowan Cos., Gtd. Notes	7.88	8/1/19	100,000		104,500
Rowan Cos., Gtd. Notes	4.88	6/1/22	25,000		23,250
Rowan Cos., Gtd. Notes	7.38	6/15/25	75,000		72,938
Rowan Cos., Gtd. Notes	5.85	1/15/44	20,000		14,900
RSP Permian, Gtd. Notes	6.63	10/1/22	40,000		41,788
RSP Permian, Gtd. Notes	5.25	1/15/25	65,000		67,438
Sanchez Energy, Gtd. Notes	7.75	6/15/21	35,000		32,638
Sanchez Energy, Gtd. Notes	6.13	1/15/23	100,000		72,720
SESI, Gtd. Notes	7.13	12/15/21	75,000		76,406
Seven Generations Energy, Gtd. Notes	6.88	6/30/23	120,000	[b]	125,400
SM Energy, Sr. Unscd. Notes	6.13	11/15/22	75,000		76,125
SM Energy, Sr. Unscd. Notes	6.50	1/1/23	100,000		100,750
SM Energy, Sr. Unscd. Notes	5.63	6/1/25	75,000		73,125
Southwestern Energy, Sr. Unscd. Notes	4.10	3/15/22	200,000		195,000
Summit Midstream Holdings, Gtd. Notes	5.75	4/15/25	75,000		71,924
Tallgrass Energy Partners, Gtd. Notes	5.50	1/15/28	80,000	[b]	80,000
Targa Resources Partners, Gtd. Notes	4.13	11/15/19	250,000		252,042
Targa Resources Partners, Gtd. Notes	5.00	1/15/28	80,000	[b]	74,200

19

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Energy - .7% (continued)
Teine Energy, Sr. Unscd. Notes	6.88	9/30/22	60,000	[b]	61,650
Transocean, Gtd. Bonds	6.50	11/15/20	100,000		103,751
Transocean, Gtd. Notes	8.38	12/15/21	100,000		107,750
Transocean, Gtd. Notes	7.50	4/15/31	75,000		69,750
Transocean, Gtd. Notes	6.80	3/15/38	150,000		126,750
Transocean Phoenix 2, Sr. Scd. Notes	7.75	10/15/24	63,750	[b]	68,528
Trinidad Drilling, Gtd. Notes	6.63	2/15/25	40,000	[b]	38,550
Ultra Resources, Gtd. Notes	6.88	4/15/22	50,000	[b]	37,000
Weatherford International, Gtd. Notes	7.75	6/15/21	45,000		44,494
Weatherford International, Gtd. Notes	4.50	4/15/22	40,000		35,600
Weatherford International, Gtd. Notes	8.25	6/15/23	45,000		42,413
Weatherford International, Gtd. Notes	9.88	3/1/25	100,000	[b]	96,000
Weatherford International, Gtd. Notes	7.00	3/15/38	100,000		79,000
Whiting Petroleum, Gtd. Notes	5.75	3/15/21	75,000		76,969
Williams Cos., Sr. Unscd. Debs., Ser. A	7.50	1/15/31	100,000		121,250
Williams Cos., Sr. Unscd. Notes	3.70	1/15/23	100,000		97,220
Williams Cos., Sr. Unscd. Notes	4.55	6/24/24	75,000		75,094
Williams Cos., Sr. Unscd. Notes	5.75	6/24/44	75,000		78,562
WPX Energy, Sr. Unscd. Notes	6.00	1/15/22	37,000		38,758
WPX Energy, Sr. Unscd. Notes	5.25	9/15/24	75,000		75,937
				10,539,055
Financials - .4%
AerCap Global Aviation Trust, Gtd. Notes	6.50	6/15/45	75,000	[b]	79,875
Ally Financial, Gtd. Notes	7.50	9/15/20	165,000		179,025

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Financials - .4% (continued)
Ally Financial, Gtd. Notes	8.00	11/1/31	150,000		183,030
Ally Financial, Sr. Unscd. Notes	3.75	11/18/19	125,000		125,639
Ally Financial, Sr. Unscd. Notes	4.13	2/13/22	50,000		49,813
Ally Financial, Sub. Notes	5.75	11/20/25	150,000		155,250
CIT Group, Sr. Unscd. Notes	3.88	2/19/19	25,000		25,119
CIT Group, Sr. Unscd. Notes	5.38	5/15/20	17,000		17,595
CIT Group, Sr. Unscd. Notes	5.00	8/1/23	75,000		76,312
Cooke Omega Investments, Sr. Scd. Notes	8.50	12/15/22	100,000	[b]	101,000
Credit Acceptance, Gtd. Notes	6.13	2/15/21	100,000		101,125
Deutsche Bank, Sub. Notes	4.30	5/24/28	75,000		71,575
Dresdner Funding Trust I, Jr. Sub. Notes	8.15	6/30/31	130,000	[b]	166,050
E*TRADE Financial, Jr. Sub. Notes, Ser. A	5.88	12/15/49	200,000		205,000
Enova International, Gtd. Notes	9.75	6/1/21	97,000		103,305
FBM Finance, Sr. Scd. Notes	8.25	8/15/21	75,000	[b]	79,312
Fortress Transportation & Infrastructure Investors, Sr. Unscd. Notes	6.75	3/15/22	60,000	[b]	61,125
Genworth Holdings, Gtd. Notes	7.63	9/24/21	50,000		47,250
goeasy, Gtd. Notes	7.88	11/1/22	100,000	[b]	106,250
HUB International, Sr. Unscd. Notes	7.88	10/1/21	200,000	[b]	208,500
Icahn Enterprises, Gtd. Notes	6.00	8/1/20	125,000		127,734
Icahn Enterprises, Gtd. Notes	5.88	2/1/22	125,000		126,562
Infinity Acquisition, Sr. Unscd. Notes	7.25	8/1/22	100,000	[b]	99,500
Intelsat Connect Finance, Gtd. Notes	12.50	4/1/22	50,000	[b]	44,000
Intesa Sanpaolo, Sub. Notes	5.71	1/15/26	75,000	[b]	75,311

21

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Financials - .4% (continued)
Jefferies Finance, Sr. Unscd. Notes	6.88	4/15/22	50,000	[b]	50,065
Ladder Capital Finance, Gtd. Notes	5.88	8/1/21	125,000	[b]	127,656
Liberty Mutual Group, Gtd. Bonds	7.80	3/7/87	50,000	[b]	60,625
Lions Gate Capital Holding, Gtd. Notes	5.88	11/1/24	75,000	[b]	77,156
MSCI, Gtd. Notes	5.25	11/15/24	75,000	[b]	76,875
MSCI, Gtd. Notes	5.75	8/15/25	75,000	[b]	78,585
MSCI, Gtd. Notes	4.75	8/1/26	75,000	[b]	74,501
Nationstar Mortgage, Gtd. Notes	6.50	7/1/21	35,000		35,525
Navient, Sr. Unscd. Notes	5.50	1/15/19	200,000		203,300
Navient, Sr. Unscd. Notes	4.88	6/17/19	75,000		75,844
Navient, Sr. Unscd. Notes	6.50	6/15/22	190,000		195,462
Navient, Sr. Unscd. Notes	5.50	1/25/23	75,000		74,134
Navient, Sr. Unscd. Notes	5.88	10/25/24	100,000		98,500
Och-Ziff Finance, Gtd. Notes	4.50	11/20/19	250,000	[b]	255,600
OneMain Financial Holdings, Gtd. Notes	7.25	12/15/21	63,000	[b]	65,244
Park Aerospace Holdings, Gtd. Notes	5.25	8/15/22	140,000	[b]	139,650
Park Aerospace Holdings, Gtd. Notes	5.50	2/15/24	75,000	[b]	73,031
Quicken Loans, Gtd. Notes	5.75	5/1/25	150,000	[b]	147,750
Radian Group, Sr. Unscd. Notes	7.00	3/15/21	100,000		107,375
Royal Bank of Scotland Group, Sub. Bonds	6.13	12/15/22	200,000		212,209
Royal Bank of Scotland Group, Sub. Bonds	5.13	5/28/24	100,000		101,654
Royal Bank of Scotland Group, Sub. Notes	6.00	12/19/23	250,000		265,757
Springleaf Finance, Gtd. Notes	5.25	12/15/19	75,000		76,123

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Financials - .4% (continued)
Springleaf Finance, Gtd. Notes	6.00	6/1/20	130,000		135,525
Springleaf Finance, Gtd. Notes	8.25	12/15/20	50,000		55,264
Springleaf Finance, Gtd. Notes	6.13	5/15/22	50,000		51,438
Springleaf Finance, Gtd. Notes	6.88	3/15/25	100,000		101,250
Voya Financial, Gtd. Notes	4.70	1/23/48	75,000	[b]	67,705
				5,699,060
Health Care - .6%
Acadia Healthcare, Gtd. Notes	6.13	3/15/21	95,000		96,662
Acadia Healthcare, Gtd. Notes	5.13	7/1/22	100,000		100,500
Acadia Healthcare, Gtd. Notes	5.63	2/15/23	75,000		76,147
AMAG Pharmaceuticals, Gtd. Notes	7.88	9/1/23	75,000	[b]	75,000
Avantor, Sr. Scd. Notes	6.00	10/1/24	200,000	[b]	201,500
Centene, Sr. Unscd. Notes	5.63	2/15/21	75,000		77,398
Centene, Sr. Unscd. Notes	4.75	5/15/22	125,000		126,875
Centene, Sr. Unscd. Notes	4.75	1/15/25	75,000		73,102
Change Healthcare Holdings, Sr. Unscd. Notes	5.75	3/1/25	75,000	[b]	73,594
CHS/Community Health Systems, Gtd. Notes	8.00	11/15/19	190,000		173,850
CHS/Community Health Systems, Gtd. Notes	6.88	2/1/22	50,000		27,625
CHS/Community Health Systems, Sr. Scd. Notes	5.13	8/1/21	50,000		46,250
CHS/Community Health Systems, Sr. Scd. Notes	6.25	3/31/23	210,000		192,019
DaVita, Gtd. Notes	5.13	7/15/24	300,000		291,187
DaVita, Gtd. Notes	5.00	5/1/25	75,000		71,265
DJO Finco, Scd. Notes	8.13	6/15/21	75,000	[b]	75,469
Encompass Health, Gtd. Notes	5.75	11/1/24	75,000		76,594

23

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Health Care - .6% (continued)
Encompass Health, Gtd. Notes	5.75	9/15/25	100,000		102,750
Endo Finance, Gtd. Notes	5.75	1/15/22	50,000	[b]	41,250
Endo Finance, Gtd. Notes	5.38	1/15/23	75,000	[b]	54,656
Endo Finance, Gtd. Notes	6.00	7/15/23	150,000	[b]	109,875
Endo Finance, Gtd. Notes	6.00	2/1/25	75,000	[b]	53,063
Envision Healthcare, Gtd. Notes	6.25	12/1/24	75,000	[b]	78,375
Greatbatch, Gtd. Notes	9.13	11/1/23	100,000	[b]	108,250
HCA, Gtd. Notes	7.50	2/15/22	300,000		330,750
HCA, Gtd. Notes	5.88	5/1/23	150,000		156,750
HCA, Gtd. Notes	5.38	2/1/25	230,000		229,425
HCA, Sr. Scd. Bonds	4.50	2/15/27	160,000		153,200
HCA, Sr. Scd. Notes	3.75	3/15/19	225,000		226,125
HCA, Sr. Scd. Notes	4.25	10/15/19	120,000		121,200
HCA, Sr. Scd. Notes	6.50	2/15/20	50,000		52,375
HCA, Sr. Scd. Notes	5.00	3/15/24	300,000		304,125
HCA, Sr. Scd. Notes	5.50	6/15/47	100,000		94,750
Immucor, Gtd. Notes	11.13	2/15/22	60,000	[b]	62,250
inVentiv Group Holdings, Gtd. Notes	7.50	10/1/24	55,000	[b]	58,713
IQVIA, Gtd. Notes	5.00	10/15/26	300,000	[b]	297,000
Kindred Healthcare, Gtd. Notes	8.00	1/15/20	50,000		53,813
Kindred Healthcare, Gtd. Notes	6.38	4/15/22	100,000		103,125
Kinetic Concepts, Scd. Notes	12.50	11/1/21	125,000	[b]	140,625
Kinetic Concepts, Sr. Scd. Notes	7.88	2/15/21	75,000	[b]	77,824

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Health Care - .6% (continued)
LifePoint Health, Gtd. Notes	5.50	12/1/21	125,000		125,781
LifePoint Health, Gtd. Notes	5.88	12/1/23	75,000		74,344
LifePoint Health, Gtd. Notes	5.38	5/1/24	75,000		71,719
Mallinckrodt International Finance, Gtd. Notes	4.88	4/15/20	75,000	[b]	72,000
Mallinckrodt International Finance, Gtd. Notes	5.75	8/1/22	75,000	[b]	63,188
Mallinckrodt International Finance, Gtd. Notes	5.63	10/15/23	75,000	[b]	59,063
MEDNAX, Gtd. Notes	5.25	12/1/23	75,000	[b]	74,625
Molina Healthcare, Gtd. Notes	5.38	11/15/22	75,000		75,375
MPH Acquisition Holdings, Gtd. Notes	7.13	6/1/24	75,000	[b]	76,531
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	6.63	5/15/22	125,000	[b]	124,375
Pharmaceutical Product Development, Gtd. Notes	6.38	8/1/23	75,000	[b]	76,125
Quintiles IMS, Gtd. Notes	4.88	5/15/23	75,000	[b]	76,312
Quorum Health, Gtd. Notes	11.63	4/15/23	100,000		106,750
RegionalCare Hospital Partners Holdings, Sr. Scd. Notes	8.25	5/1/23	75,000	[b]	79,125
Select Medical, Gtd. Notes	6.38	6/1/21	75,000		76,406
Sotera Health Topco, Sr. Unscd. Notes	8.13	11/1/21	60,000	[b]	60,600
Surgery Center Holdings, Gtd. Notes	8.88	4/15/21	60,000	[b]	61,950
Team Health Holdings, Gtd. Notes	6.38	2/1/25	30,000	[b]	26,250
Tenet Healthcare, Scd. Notes	7.50	1/1/22	110,000	[b]	116,325
Tenet Healthcare, Sr. Scd. Notes	6.00	10/1/20	300,000		311,826
Tenet Healthcare, Sr. Scd. Notes	4.63	7/15/24	100,000	[b]	97,115
Tenet Healthcare, Sr. Unscd. Notes	6.75	2/1/20	100,000		103,375
Tenet Healthcare, Sr. Unscd. Notes	8.13	4/1/22	50,000		52,250

25

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Health Care - .6% (continued)
Tenet Healthcare, Sr. Unscd. Notes	6.75	6/15/23	200,000		197,375
Universal Hospital Services, Scd. Notes	7.63	8/15/20	75,000		75,937
Valeant Pharmaceuticals International, Gtd. Notes	7.50	7/15/21	50,000	[b]	51,000
Valeant Pharmaceuticals International, Gtd. Notes	6.75	8/15/21	175,000	[b]	176,750
Valeant Pharmaceuticals International, Gtd. Notes	5.63	12/1/21	150,000	[b]	145,687
Valeant Pharmaceuticals International, Gtd. Notes	5.88	5/15/23	300,000	[b]	275,437
Valeant Pharmaceuticals International, Gtd. Notes	6.13	4/15/25	300,000	[b]	271,716
Valeant Pharmaceuticals International, Sr. Scd. Notes	7.00	3/15/24	200,000	[b]	211,690
Vizient, Sr. Unscd. Notes	10.38	3/1/24	75,000	[b]	83,437
WellCare Health Plans, Sr. Unscd. Notes	5.25	4/1/25	150,000		151,140
West Street Merger Sub, Sr. Unscd. Notes	6.38	9/1/25	100,000	[b]	98,750
				8,665,635
Industrials - .5%
ADT, Sr. Scd. Notes	6.25	10/15/21	225,000		236,250
AECOM, Gtd. Notes	5.88	10/15/24	75,000		78,476
AECOM, Gtd. Notes	5.13	3/15/27	75,000		72,259
AGCO, Sr. Unscd. Notes	5.88	12/1/21	90,000		94,691
Ahern Rentals, Scd. Notes	7.38	5/15/23	75,000	[b]	72,750
Air Canada, Gtd. Notes	7.75	4/15/21	50,000	[b]	54,938
Aircastle, Sr. Unscd. Notes	6.25	12/1/19	125,000		130,156
Aircastle, Sr. Unscd. Notes	5.13	3/15/21	75,000		77,344
Aircastle, Sr. Unscd. Notes	5.00	4/1/23	75,000		77,250
Allegiant Travel, Gtd. Notes	5.50	7/15/19	50,000		50,750
American Airlines Group, Gtd. Notes	5.50	10/1/19	75,000	[b]	76,687

26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Industrials - .5% (continued)
American Airlines Group, Gtd. Notes	4.63	3/1/20	125,000	[b]	126,406
APX Group, Gtd. Notes	8.75	12/1/20	125,000		122,500
APX Group, Sr. Scd. Notes	7.88	12/1/22	75,000		75,563
Arconic, Sr. Unscd. Notes	5.13	10/1/24	225,000		228,302
Arconic, Sr. Unscd. Notes	5.95	2/1/37	100,000		101,469
Ashtead Capital, Scd. Notes	5.63	10/1/24	75,000	[b]	77,625
Atento Luxco 1, Sr. Scd. Notes	6.13	8/10/22	100,000	[b]	100,415
Avis Budget Car Rental, Gtd. Notes	5.13	6/1/22	45,000	[b]	44,944
BCD Acquisition, Sr. Scd. Notes	9.63	9/15/23	75,000	[b]	81,375
Blueline Rental, Scd. Notes	9.25	3/15/24	75,000	[b]	79,946
Bombardier, Sr. Unscd. Notes	7.75	3/15/20	50,000	[b]	53,563
Bombardier, Sr. Unscd. Notes	8.75	12/1/21	350,000	[b]	391,240
Bombardier, Sr. Unscd. Notes	6.13	1/15/23	75,000	[b]	75,844
Builders FirstSource, Sr. Scd. Notes	5.63	9/1/24	75,000	[b]	74,531
Cardtronics, Gtd. Notes	5.13	8/1/22	100,000		97,500
Ceridian HCM Holding, Sr. Unscd. Notes	11.00	3/15/21	50,000	[b]	51,563
Clean Harbors, Gtd. Notes	5.13	6/1/21	125,000		126,094
Covanta Holding, Sr. Unscd. Notes	5.88	3/1/24	100,000		98,750
Emeco, Sr. Scd. Notes, Ser. B	9.25	3/31/22	60,000		64,350
Gates Global, Gtd. Notes	6.00	7/15/22	35,000	[b]	35,441
General Cable, Gtd. Notes	5.75	10/1/22	75,000		77,381
Great Lakes Dredge & Dock, Gtd. Notes	8.00	5/15/22	75,000		76,687
Griffon, Gtd. Notes	5.25	3/1/22	75,000		75,341

27

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Industrials - .5% (continued)
Grinding Media, Sr. Scd. Notes	7.38	12/15/23	75,000	[b]	79,406
HD Supply, Gtd. Notes	5.75	4/15/24	75,000	[b]	78,937
Hertz, Gtd. Notes	6.25	10/15/22	75,000		70,828
Hertz, Gtd. Notes	5.50	10/15/24	75,000	[b]	63,188
Hornbeck Offshore Service, Gtd. Notes	5.00	3/1/21	75,000		42,750
Huntington Ingalls Industries, Gtd. Notes	5.00	11/15/25	75,000	[b]	78,793
IHS Markit, Gtd. Notes	4.75	2/15/25	75,000	[b]	75,570
Ingram Micro, Sr. Unscd. Notes	5.00	8/10/22	100,000		97,334
KLX, Gtd. Notes	5.88	12/1/22	75,000	[b]	78,562
Midas Intermediate Holdco II, Gtd. Notes	7.88	10/1/22	60,000	[b]	59,850
Navios Maritime Holdings, Sr. Scd. Notes	7.38	1/15/22	75,000	[b]	57,094
New Enterprise Stone & Lime, Sr. Unscd. Notes	10.13	4/1/22	100,000	[b]	107,000
Norbord, Sr. Scd. Notes	5.38	12/1/20	100,000	[b]	103,750
Orbital ATK, Gtd. Notes	5.25	10/1/21	100,000		102,250
Rent-A-Center, Gtd. Notes	6.63	11/15/20	50,000		48,000
Ritchie Bros Auctioneers, Gtd. Notes	5.38	1/15/25	75,000	[b]	74,813
RR Donnelley & Sons, Sr. Unscd. Notes	7.63	6/15/20	100,000		105,320
Sensata Technologies, Gtd. Notes	4.88	10/15/23	75,000	[b]	75,563
Sensata Technologies UK Financing, Gtd. Notes	6.25	2/15/26	75,000	[b]	78,345
Service Corp International, Sr. Unscd. Notes	5.38	1/15/22	60,000		61,193
Standard Industries, Sr. Unscd. Notes	6.00	10/15/25	75,000	[b]	78,187
Standard Industries, Sr. Unscd. Notes	5.00	2/15/27	100,000	[b]	95,750
Stena, Sr. Unscd. Notes	7.00	2/1/24	75,000	[b]	70,838

28

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Industrials - .5% (continued)
Summit Materials, Gtd. Notes	6.13	7/15/23	100,000		102,250
Terex, Gtd. Notes	5.63	2/1/25	35,000	[b]	34,869
Tervita Escrow, Scd. Notes	7.63	12/1/21	60,000	[b]	61,500
TransDigm, Gtd. Notes	6.00	7/15/22	125,000		127,031
TransDigm, Gtd. Notes	6.50	7/15/24	75,000		76,453
TransDigm, Gtd. Notes	6.38	6/15/26	75,000		75,563
Triumph Group, Gtd. Notes	4.88	4/1/21	100,000		97,500
UAL, Ser. 2007-1, Cl. A	6.64	1/2/24	60,545		64,075
United Rentals North America, Gtd. Notes	5.88	9/15/26	100,000		104,625
United Rentals North America, Gtd. Notes	5.50	5/15/27	200,000		200,000
United Rentals North America, Scd. Notes	4.63	7/15/23	75,000		75,844
US Concrete, Gtd. Notes	6.38	6/1/24	75,000		78,000
Vertiv Group, Sr. Unscd. Notes	9.25	10/15/24	75,000	[b]	76,125
Virgin Australia Holdings, Gtd. Notes	7.88	10/15/21	50,000	[b]	50,500
Weekley Homes, Sr. Unscd. Notes	6.63	8/15/25	75,000	[b]	73,125
WESCO Distribution, Gtd. Notes	5.38	12/15/21	75,000		76,406
Xerium Technologies, Sr. Scd. Notes	9.50	8/15/21	100,000		104,500
XPO Logistics, Gtd. Notes	6.50	6/15/22	50,000	[b]	51,813
XPO Logistics, Gtd. Notes	6.13	9/1/23	200,000	[b]	207,750
				6,879,631
Information Technology - .3%
Advanced Micro Devices, Sr. Unscd. Notes	7.50	8/15/22	150,000		164,625
Amkor Technology, Sr. Unscd. Notes	6.38	10/1/22	75,000		77,250
BMC Software Finance, Sr. Unscd. Notes	8.13	7/15/21	125,000	[b]	125,312

29

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Information Technology - .3% (continued)
Boxer Parent, Sr. Unscd. Notes	9.00	10/15/19	37,000	[b]	36,954
Camelot Finance, Sr. Unscd. Notes	7.88	10/15/24	75,000	[b]	78,375
CDK Global, Sr. Unscd. Notes	5.00	10/15/24	50,000		50,875
CDW, Gtd. Notes	5.50	12/1/24	75,000		78,210
CDW, Gtd. Notes	5.00	9/1/25	75,000		75,165
Conduent Finance, Gtd. Notes	10.50	12/15/24	75,000	[b]	88,875
Dell, Sr. Unscd. Bonds	4.63	4/1/21	45,000		45,731
Dell International, Gtd. Notes	5.88	6/15/21	250,000	[b]	257,798
EMC, Sr. Unscd. Notes	2.65	6/1/20	275,000		268,056
First Data, Scd. Notes	5.75	1/15/24	300,000	[b]	305,286
First Data, Sr. Scd. Notes	5.38	8/15/23	200,000	[b]	204,460
Genesys Telecommunications Laboratories, Gtd. Notes	10.00	11/30/24	75,000	[b]	83,062
Harland Clarke Holdings, Sr. Unscd. Notes	9.25	3/1/21	50,000	[b]	51,813
Infor Software Parent, Sr. Unscd. Notes	7.13	5/1/21	125,000	[b]	126,406
Infor US, Gtd. Notes	6.50	5/15/22	50,000		51,000
Informatica, Sr. Unscd. Notes	7.13	7/15/23	75,000	[b]	75,375
Ingram Micro, Sr. Unscd. Notes	5.45	12/15/24	75,000		72,947
Leidos Holdings, Sr. Scd. Notes, Ser. 1	5.95	12/1/40	75,000		74,026
NCR, Gtd. Notes	4.63	2/15/21	75,000		75,210
NCR, Gtd. Notes	5.00	7/15/22	75,000		74,813
NCR, Sr. Unscd. Notes	4.75	12/15/21	101,000	[b]	102,767
Netflix, Sr. Unscd. Bonds	4.38	11/15/26	75,000		70,688
Netflix, Sr. Unscd. Notes	5.75	3/1/24	25,000		25,969

30

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Information Technology - .3% (continued)
Netflix, Sr. Unscd. Notes	4.88	4/15/28	100,000	[b]	94,625
Netflix, Sr. Unscd. Notes	5.88	11/15/28	400,000	[b]	401,000
Nuance Communications, Gtd. Bonds	5.63	12/15/26	75,000		75,281
NXP Funding, Gtd. Notes	4.13	6/1/21	125,000	[b]	125,625
NXP Funding, Gtd. Notes	4.63	6/15/22	50,000	[b]	50,500
NXP Funding, Gtd. Notes	3.88	9/1/22	75,000	[b]	73,688
Open Text, Gtd. Notes	5.63	1/15/23	75,000	[b]	78,094
Open Text, Gtd. Notes	5.88	6/1/26	75,000	[b]	78,000
Qorvo, Gtd. Notes	7.00	12/1/25	55,000		59,950
Rackspace Hosting, Gtd. Notes	8.63	11/15/24	75,000	[b]	76,219
Riverbed Technology, Gtd. Notes	8.88	3/1/23	75,000	[b]	69,656
Sabre Global, Sr. Scd. Notes	5.25	11/15/23	75,000	[b]	76,031
Solera Finance, Sr. Unscd. Notes	10.50	3/1/24	75,000	[b]	83,812
Sungard Availability Services Capital, Gtd. Notes	8.75	4/1/22	100,000	[b]	63,750
Symantec, Sr. Unscd. Notes	5.00	4/15/25	75,000	[b]	75,493
TIBCO Software, Sr. Unscd. Notes	11.38	12/1/21	125,000	[b]	136,328
VeriSign, Sr. Unscd. Notes	5.25	4/1/25	22,000		22,619
Veritas US, Sr. Unscd. Notes	10.50	2/1/24	75,000	[b]	65,250
				4,446,969
Materials - .6%
AK Steel, Gtd. Notes	7.63	10/1/21	100,000		102,500
Alcoa Nederland Holding, Gtd. Notes	6.75	9/30/24	75,000	[b]	80,813
Alcoa Nederland Holding, Gtd. Notes	7.00	9/30/26	75,000	[b]	82,125
Aleris International, Gtd. Notes	7.88	11/1/20	100,000		99,000

31

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Materials - .6% (continued)
Aleris International, Sr. Scd. Notes	9.50	4/1/21	75,000	[b]	78,281
Allegheny Technologies, Sr. Unscd. Notes	7.88	8/15/23	75,000		81,547
American Builders & Contractors Supply, Sr. Unscd. Notes	5.63	4/15/21	27,000	[b]	27,439
Arcelormittal, Sr. Unscd. Bonds	6.13	6/1/25	75,000		81,562
ArcelorMittal, Sr. Unscd. Notes	5.50	8/5/20	70,000		72,888
ArcelorMittal, Sr. Unscd. Notes	5.75	3/1/21	50,000		52,500
ArcelorMittal, Sr. Unscd. Notes	7.00	3/1/41	60,000		69,300
ARD Finance, Sr. Scd. Notes	7.13	9/15/23	75,000		76,875
Ardagh Packaging Finance, Gtd. Notes	6.00	6/30/21	250,000	[b]	255,002
Ardagh Packaging Finance, Gtd. Notes	7.25	5/15/24	75,000	[b]	79,594
Ardagh Packaging Finance, Sr. Scd. Notes	4.63	5/15/23	75,000	[b]	75,375
Aruba Investments, Sr. Unscd. Notes	8.75	2/15/23	100,000	[b]	104,500
Ashland, Gtd. Notes	4.75	8/15/22	135,000		136,519
Ashland, Gtd. Notes	6.88	5/15/43	50,000		53,750
Axalta Coating Systems, Gtd. Notes	4.88	8/15/24	75,000	[b]	75,750
Ball, Gtd. Bonds	5.00	3/15/22	100,000		104,000
Ball, Gtd. Bonds	4.00	11/15/23	75,000		73,781
Ball, Gtd. Notes	4.38	12/15/20	50,000		51,000
Ball, Gtd. Notes	5.25	7/1/25	75,000		77,531
Barminco Finance, Sr. Scd. Notes	6.63	5/15/22	100,000	[b]	97,250
Berry Global, Scd. Notes	5.50	5/15/22	75,000		77,016
Berry Global, Scd. Notes	5.13	7/15/23	75,000		75,750
Blue Cube Spinco, Gtd. Notes	9.75	10/15/23	75,000		86,437

32

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Materials - .6% (continued)
Blue Cube Spinco, Gtd. Notes	10.00	10/15/25	75,000		88,125
BWAY Holding, Sr. Scd. Notes	5.50	4/15/24	100,000	[b]	100,920
BWAY Holding, Sr. Unscd. Notes	7.25	4/15/25	115,000	[b]	118,415
Carpenter Technology, Sr. Unscd. Notes	5.20	7/15/21	100,000		103,086
Cascades, Gtd. Notes	5.50	7/15/22	19,000	[b]	19,190
Century Aluminum, Scd. Notes	7.50	6/1/21	50,000	[b]	51,063
CF Industries, Gtd. Notes	7.13	5/1/20	24,000		25,650
CF Industries, Gtd. Notes	3.45	6/1/23	75,000		71,531
CF Industries, Gtd. Notes	4.95	6/1/43	75,000		63,281
CF Industries, Gtd. Notes	5.38	3/15/44	75,000		65,980
Chemours, Gtd. Notes	6.63	5/15/23	75,000		78,984
Chemours, Gtd. Notes	7.00	5/15/25	75,000		81,094
CIMPOR Financial Operations, Gtd. Notes	5.75	7/17/24	75,000	[b]	70,594
Clearwater Paper Corp, Gtd. Notes	4.50	2/1/23	100,000		94,250
Cleveland-Cliffs, Gtd. Notes	5.75	3/1/25	75,000		72,610
Coeur Mining, Gtd. Notes	5.88	6/1/24	75,000		74,156
Consolidated Energy Finance, Gtd. Notes	6.75	10/15/19	75,000	[b]	76,474
Constellium, Sr. Unscd. Notes	6.63	3/1/25	75,000	[b]	76,219
Coveris Holdings, Gtd. Notes	7.88	11/1/19	125,000	[b]	127,837
Crown Americas, Gtd. Notes	4.50	1/15/23	75,000		73,969
CROWN Americas, Gtd. Notes	4.75	2/1/26	100,000	[b]	96,750
CVR Partners, Scd. Notes	9.25	6/15/23	75,000	[b]	77,437
Flex Acquisition, Sr. Unscd. Notes	6.88	1/15/25	75,000	[b]	75,516

33

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Materials - .6% (continued)
FMG Resources August 2006, Gtd. Notes	4.75	5/15/22	50,000	[b]	49,763
Freeport-McMoRan, Gtd. Notes	4.00	11/14/21	50,000		50,000
Freeport-McMoRan, Gtd. Notes	3.55	3/1/22	250,000		242,500
Freeport-McMoRan, Gtd. Notes	3.88	3/15/23	200,000		192,250
Freeport-McMoRan, Gtd. Notes	4.55	11/14/24	50,000		48,500
Freeport-McMoRan, Gtd. Notes	5.40	11/14/34	75,000		69,563
Graphic Packaging International, Gtd. Notes	4.88	11/15/22	100,000		102,000
H.B. Fuller, Sr. Unscd. Notes	4.00	2/15/27	60,000		55,200
Hexion, Sr. Scd. Notes	6.63	4/15/20	250,000		235,312
Hillman Group, Sr. Unscd. Notes	6.38	7/15/22	100,000	[b]	97,258
Hudbay Minerals, Gtd. Notes	7.25	1/15/23	75,000	[b]	78,562
Hudbay Minerals, Gtd. Notes	7.63	1/15/25	75,000	[b]	79,804
Huntsman International, Gtd. Notes	4.88	11/15/20	125,000		127,812
Huntsman International, Gtd. Notes	5.13	11/15/22	125,000		130,131
Imperial Metals, Gtd. Notes	7.00	3/15/19	20,000	[b]	18,300
INEOS Group Holdings, Gtd. Notes	5.63	8/1/24	75,000	[b]	75,937
Kinross Gold, Gtd. Notes	5.95	3/15/24	50,000		52,375
Kissner Holdings, Sr. Scd. Notes	8.38	12/1/22	100,000	[b]	103,000
Koppers, Gtd. Notes	6.00	2/15/25	75,000	[b]	76,500
Momentive Performance Materials, Sr. Scd. Notes	3.88	10/24/21	75,000		79,312
Mountain Province Diamonds, Scd. Notes	8.00	12/15/22	100,000	[b]	99,375
Novelis, Gtd. Notes	6.25	8/15/24	75,000	[b]	76,594
Novelis, Gtd. Notes	5.88	9/30/26	75,000	[b]	74,625

34

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Materials - .6% (continued)
Owens-Brockway Glass Container, Gtd. Notes	5.00	1/15/22	65,000	[b]	66,219
Platform Specialty Products, Sr. Unscd. Notes	6.50	2/1/22	125,000	[b]	128,437
PolyOne, Sr. Unscd. Notes	5.25	3/15/23	75,000		77,156
PQ, Sr. Scd. Notes	6.75	11/15/22	75,000	[b]	79,594
Rayonier AM Products, Gtd. Notes	5.50	6/1/24	75,000	[b]	72,938
Resolute Forest Products, Gtd. Notes	5.88	5/15/23	75,000		76,781
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/24	75,000	[b]	78,234
Reynolds Group Issuer, Sr. Scd. Notes	5.13	7/15/23	175,000	[b]	175,985
Sealed Air, Gtd. Notes	6.50	12/1/20	50,000	[b]	53,250
Sealed Air, Gtd. Notes	5.25	4/1/23	60,000	[b]	61,800
Sealed Air, Gtd. Notes	5.13	12/1/24	120,000	[b]	122,400
Sealed Air, Gtd. Notes	5.50	9/15/25	45,000	[b]	46,631
Signode Industrial Group, Gtd. Notes	6.38	5/1/22	75,000	[b]	77,674
St. Marys Cement, Gtd. Notes	5.75	1/28/27	75,000	[b]	76,717
Standard Industries, Sr. Unscd. Notes	5.50	2/15/23	75,000	[b]	77,602
Steel Dynamics, Gtd. Notes	5.13	10/1/21	125,000		127,656
Steel Dynamics, Gtd. Notes	5.00	12/15/26	75,000		74,438
Taseko Mines, Sr. Scd. Notes	8.75	6/15/22	100,000	[b]	103,750
Teck Resources, Gtd. Bonds	6.00	8/15/40	50,000		52,375
Teck Resources, Gtd. Notes	4.75	1/15/22	50,000		50,969
Teck Resources, Gtd. Notes	3.75	2/1/23	75,000		72,938
Teck Resources, Gtd. Notes	8.50	6/1/24	75,000	[b]	83,906
Teck Resources, Gtd. Notes	5.40	2/1/43	100,000		96,250

35

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Materials - .6% (continued)
TPC Group, Sr. Scd. Notes	8.75	12/15/20	50,000	[b]	50,000
Tronox Finance, Gtd. Notes	5.75	10/1/25	60,000	[b]	58,500
United States Steel, Sr. Unscd. Notes	6.88	8/15/25	100,000		102,500
WR Grace & Co-Conn, Gtd. Notes	5.13	10/1/21	75,000	[b]	77,234
				8,547,823
Real Estate - .2%
Corrections Corp of America, Gtd. Notes	5.00	10/15/22	125,000		126,875
Crescent Communities, Sr. Scd. Notes	8.88	10/15/21	60,000	[b]	63,300
Equinix, Sr. Unscd. Notes	5.88	1/15/26	200,000		207,500
ESH Hospitality, Gtd. Notes	5.25	5/1/25	75,000	[b]	73,500
FelCor Lodging, Gtd. Notes	6.00	6/1/25	50,000		51,375
GEO Group, Gtd. Notes	6.00	4/15/26	100,000		99,030
Iron Mountain, Gtd. Notes	6.00	8/15/23	75,000		77,625
Iron Mountain, Gtd. Notes	5.75	8/15/24	125,000		124,062
Iron Mountain, Gtd. Notes	5.25	3/15/28	100,000	[b]	94,625
iStar, Sr. Unscd. Bonds	6.00	4/1/22	100,000		100,250
iStar, Sr. Unscd. Notes	5.00	7/1/19	150,000		150,300
MGM Growth Properties Operating Partnership, Gtd. Notes	4.50	9/1/26	100,000		94,911
MPT Operating Partnership, Gtd. Notes	5.25	8/1/26	75,000		73,313
MPT Operating Partnership, Gtd. Notes	5.00	10/15/27	50,000		47,500
Realogy Group, Gtd. Notes	5.25	12/1/21	50,000	[b]	50,563
Realogy Group, Gtd. Notes	4.88	6/1/23	75,000	[b]	72,866
RHP Hotel Properties, Gtd. Notes	5.00	4/15/21	60,000		60,675
RHP Hotel Properties, Gtd. Notes	5.00	4/15/23	100,000		101,125

36

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Real Estate - .2% (continued)
SBA Communications, Sr. Unscd. Notes	4.88	7/15/22	125,000		125,625
Starwood Property Trust, Sr. Unscd. Notes	5.00	12/15/21	125,000		126,809
Uniti Group, Gtd. Notes	8.25	10/15/23	150,000		144,375
Uniti Group, Sr. Scd. Notes	6.00	4/15/23	75,000	[b]	73,313
				2,139,517
Telecommunications - .5%
Anixter, Gtd. Notes	5.13	10/1/21	100,000		103,000
CenturyLink, Sr. Unscd. Bonds, Ser. P	7.60	9/15/39	120,000		102,000
CenturyLink, Sr. Unscd. Notes, Ser. Q	6.15	9/15/19	100,000		102,750
CenturyLink, Sr. Unscd. Notes, Ser. S	6.45	6/15/21	75,000		77,016
CenturyLink, Sr. Unscd. Notes, Ser. T	5.80	3/15/22	125,000		125,000
CenturyLink, Sr. Unscd. Notes, Ser. V	5.63	4/1/20	125,000		127,187
CenturyLink, Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	175,000		178,937
Cincinnati Bell, Gtd. Notes	7.00	7/15/24	75,000	[b]	69,180
Cogent Communications Finance, Gtd. Notes	5.63	4/15/21	150,000	[b]	151,125
CommScope, Gtd. Notes	5.00	6/15/21	75,000	[b]	75,844
CommScope, Gtd. Notes	5.50	6/15/24	75,000	[b]	76,594
CommScope Technologies, Gtd. Notes	6.00	6/15/25	75,000	[b]	77,625
Consolidated Communications, Gtd. Notes	6.50	10/1/22	75,000		69,375
Embarq, Sr. Unscd. Notes	8.00	6/1/36	50,000		47,744
Frontier Communications, Sr. Unscd. Notes	9.25	7/1/21	110,000		105,050
Frontier Communications, Sr. Unscd. Notes	10.50	9/15/22	125,000		110,506
Frontier Communications, Sr. Unscd. Notes	7.63	4/15/24	100,000		66,250
Frontier Communications, Sr. Unscd. Notes	11.00	9/15/25	300,000		231,750

37

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Telecommunications - .5% (continued)
GCI, Sr. Unscd. Notes	6.75	6/1/21	75,000		75,844
GCI, Sr. Unscd. Notes	6.88	4/15/25	85,000		89,462
HC2 Holdings, Sr. Scd. Notes	11.00	12/1/19	50,000	[b]	51,375
Hughes Satellite Systems, Gtd. Notes	7.63	6/15/21	130,000		139,912
Hughes Satellite Systems, Sr. Scd. Notes	6.50	6/15/19	190,000		196,412
Hughes Satellite Systems Corp, Sr. Scd. Notes	5.25	8/1/26	50,000		49,063
Inmarsat Finance, Gtd. Notes	4.88	5/15/22	125,000	[b]	121,250
Intelsat Jackson Holdings, Gtd. Bonds	5.50	8/1/23	150,000		126,187
Intelsat Jackson Holdings, Gtd. Notes	7.25	10/15/20	110,000		107,937
Intelsat Jackson Holdings, Gtd. Notes	7.50	4/1/21	100,000		95,125
Intelsat Jackson Holdings, Gtd. Notes	9.75	7/15/25	150,000	[b]	147,375
Intelsat Jackson Holdings, Sr. Scd. Notes	8.00	2/15/24	75,000	[b]	79,312
Level 3 Financing, Gtd. Notes	5.38	8/15/22	300,000		302,250
Nokia, Sr. Unscd. Notes	3.38	6/12/22	50,000		48,400
Qwest, Sr. Unscd. Notes	7.25	9/15/25	50,000		53,820
Sable International Finance, Gtd. Notes	6.88	8/1/22	75,000	[b]	79,031
SoftBank Group, Gtd. Notes	4.50	4/15/20	50,000	[b]	51,438
Sprint, Gtd. Notes	7.88	9/15/23	300,000		322,500
Sprint, Gtd. Notes	7.13	6/15/24	300,000		309,657
Sprint Capital, Gtd. Notes	6.88	11/15/28	200,000		204,500
Sprint Capital, Gtd. Notes	8.75	3/15/32	100,000		115,000
Sprint Communications, Gtd. Notes	7.00	3/1/20	100,000	[b]	105,770
Sprint Communications, Sr. Unscd. Notes	7.00	8/15/20	150,000		159,000

38

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Telecommunications - .5% (continued)
Sprint Communications, Sr. Unscd. Notes	6.00	11/15/22	300,000		307,125
Telecom Italia, Sr. Unscd. Notes	5.30	5/30/24	75,000	[b]	76,669
Telecom Italia Capital, Gtd. Notes	7.18	6/18/19	150,000		156,187
Telecom Italia Capital, Gtd. Notes	6.38	11/15/33	100,000		109,190
Telecom Italia Capital, Gtd. Notes	7.20	7/18/36	150,000		172,875
Telesat, Gtd. Notes	8.88	11/15/24	75,000	[b]	82,312
T-Mobile USA, Gtd. Bonds	6.50	1/15/26	100,000		106,500
T-Mobile USA, Gtd. Notes	4.00	4/15/22	50,000		50,094
T-Mobile USA, Gtd. Notes	6.38	3/1/25	250,000		263,125
T-Mobile USA, Gtd. Notes	5.13	4/15/25	100,000		101,000
T-Mobile USA, Gtd. Notes	5.38	4/15/27	200,000		202,750
Trilogy International Partners, Sr. Scd. Notes	8.88	5/1/22	100,000	[b]	103,000
Windstream Services, Gtd. Notes	7.75	10/15/20	70,000		60,375
Windstream Services, Gtd. Notes	6.38	8/1/23	75,000		44,250
Zayo Group, Gtd. Notes	6.00	4/1/23	75,000		77,527
Zayo Group, Gtd. Notes	6.38	5/15/25	75,000		77,921
Zayo Group, Gtd. Notes	5.75	1/15/27	75,000	[b]	74,625
				6,993,078
Utilities - .1%
AES, Sr. Unscd. Notes	4.88	5/15/23	300,000		303,375
AmeriGas Partners, Sr. Unscd. Notes	5.63	5/20/24	75,000		75,000
AmeriGas Partners, Sr. Unscd. Notes	5.88	8/20/26	75,000		74,813
Calpine, Sr. Scd. Notes	6.00	1/15/22	125,000	[b]	128,281
Calpine, Sr. Scd. Notes	5.88	1/15/24	75,000	[b]	75,750

39

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 5.4% (continued)
Utilities - .1% (continued)
Calpine, Sr. Scd. Notes		5.25	6/1/26	130,000	[b]	124,881
Calpine, Sr. Unscd. Notes		5.75	1/15/25	170,000		155,975
FirstEnergy Solutions, Gtd. Notes		6.80	8/15/39	70,000		32,900
InterGen, Sr. Scd. Notes		7.00	6/30/23	75,000	[b]	75,000
NGL Energy Partners, Gtd. Notes		6.13	3/1/25	75,000		71,813
NRG Energy, Gtd. Notes		6.25	7/15/22	75,000		77,437
NRG Energy, Gtd. Notes		7.25	5/15/26	75,000		80,437
NRG Energy, Gtd. Notes		6.63	1/15/27	75,000		77,625
NRG Yield Operating, Gtd. Notes		5.38	8/15/24	75,000		75,469
Talen Energy Supply, Gtd. Notes		9.50	7/15/22	75,000	[b]	71,486
Talen Energy Supply, Sr. Unscd. Notes		7.00	10/15/27	50,000		37,500
Vistra Energy, Gtd. Notes		7.38	11/1/22	150,000		158,437
Vistra Energy, Gtd. Notes		7.63	11/1/24	75,000		81,000
Vistra Energy, Gtd. Notes		8.13	1/30/26	120,000	[b]	132,150
					1,909,329
Total Bonds and Notes (cost $78,113,683)				76,332,713
Description				Shares		Value ($)
Common Stocks - 4.8%
Exchange-Traded Funds - 4.8%
iShares TIPS Bond ETF (cost $66,222,692)				603,513		67,961,599
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .4%
Call Options - .1%
Swiss Market Index, Contracts 1,540 Goldman Sachs International	CHF	8,417	6/2018	12,962,290		708,293

40

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .4% (continued)
Call Options - .1% (continued)
Swiss Market Index, Contracts 920 Goldman Sachs International	CHF	8,746	6/2018	8,046,320		178,934
					887,227
Put Options - .3%
S&P E-Mini Index, Contracts 1,989 Morgan Stanley Capital Services		2,250	12/2018	223,762,500		3,789,045
S&P E-Mini Index, Contracts 1,989 Morgan Stanley Capital Services		2,100	9/2018	208,845,000		1,183,455
					4,972,500
Total Options Purchased (cost $6,893,011)				5,859,727
Yield at Date of Purchase (%)			Maturity Date	Principal Amount ($)	[a]	Value ($)
Short-Term Investments - 80.2%
U. S. Treasury Bills		1.63	5/31/18	358,523,400	[c]	358,029,677
U. S. Treasury Bills		1.65	6/7/18	363,015,100	[c]	362,405,561
U. S. Treasury Bills		1.70	6/14/18	41,528,500	[c]	41,445,132
U. S. Treasury Bills		1.89	9/13/18	300,825,000	[c]	298,684,897
U. S. Treasury Bills		1.76	12/6/18	71,645,000	[c,d]	70,846,244
Total Short-Term Investments (cost $1,131,453,539)				1,131,411,511
Description	Current Yield (%)			Shares		Value ($)
Other Investment - 7.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $101,477,343)		1.71		101,477,343	[e]	101,477,343
Total Investments (cost $1,384,160,268)				98.0%	1,383,042,893
Cash and Receivables (Net)				2.0%	27,757,249
Net Assets				100.0%	1,410,800,142

ETF—Exchange-Traded Fund

TIPS—Treasury Inflation Protected Securities

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $31,664,464 or 2.24% of net assets.

c Security is a discount security. Income is recognized through the accretion of discount.

d Held by a counterparty for open exchange traded derivative contracts.

e Investment in affiliated money market mutual fund.

41

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	87.4
Corporate Bonds	5.4
Exchange-Traded Funds	4.8
Options Purchased	.4
98.0

† Based on net assets.

See notes to consolidated financial statements.

42

CONSOLIDATED STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	213,024,668	261,274,136	372,821,461	101,477,343	7.2	804,646

See notes to consolidated financial statements.

43

CONSOLIDATED STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Amsterdam Exchange Index	99	5/2018	12,963,406[a]	13,221,280	257,874
ASX SPI 200	68	6/2018	7,559,777[a]	7,635,531	75,754
Australian 10 Year Bond	3,496	6/2018	335,399,545[a]	336,609,429	1,209,884
Brent Crude	236	12/2018	15,009,974[b]	17,001,440	1,991,466
CAC 40 10 Euro	200	5/2018	12,728,544[a]	13,218,370	489,826
Canadian 10 Year Bond	2,561	6/2018	261,782,824[a]	262,193,582	410,758
Cocoa	144	7/2018	3,563,399[b]	4,068,000	504,601
Corn No.2 Yellow	1	7/2018	19,858[b]	20,038	180
Cotton No.2	129	7/2018	5,355,983[b]	5,407,680	51,697
Crude Oil	261	12/2018	15,229,544[b]	17,223,390	1,993,846
DAX	169	6/2018	63,516,481[a]	64,342,613	826,132
Euro-Bund Option	1,081	5/2018	18,278,299[a]	14,698,958	(3,579,341)
FTSE 100	1,206	6/2018	117,849,121[a]	123,859,189	6,010,068
FTSE/MIB Index	314	6/2018	42,405,468[a]	44,740,137	2,334,669
Gold 100 oz	44	6/2018	5,831,034[b]	5,804,480	(26,554)
IBEX 35 Index	258	5/2018	30,396,294[a]	31,073,160	676,866
Live Cattle	14	6/2018	642,910[b]	594,160	(48,750)
LME Primary Nickel	11	7/2018	926,211[b]	900,339	(25,872)
LME Refined Pig Lead	3	6/2018	192,684[b]	174,037	(18,647)
LME Zinc	7	6/2018	602,459[b]	547,575	(54,884)
Low Sulphur Gas Oil	178	6/2018	11,147,672[b]	11,578,900	431,228
Mini MSCI Emerging Markets Index	495	6/2018	30,341,346	28,516,950	(1,824,396)
Natural Gas	135	10/2018	3,833,084[b]	3,780,000	(53,084)
Platinum	323	7/2018	15,536,750[b]	14,606,060	(930,690)
S&P/Toronto Stock Exchange 60 Index	295	6/2018	42,146,951[a]	42,271,194	124,243
Soybean	285	7/2018	15,061,946[b]	14,941,125	(120,821)
Soybean Meal	526	7/2018	20,505,635[b]	20,713,880	208,245
Standard & Poor's 500 E-mini	2,098	6/2018	291,101,740	277,670,300	(13,431,440)
Topix	770	6/2018	119,951,413[a]	125,339,828	5,388,415
U.S. Treasury 10 Year Notes	6,678	6/2018	801,248,928	798,855,750	(2,393,178)
Futures Short
Chicago SRW Wheat	529	7/2018	(13,613,580)[b]	(13,502,725)	110,855
Coffee "C"	140	7/2018	(6,442,924)[b]	(6,447,000)	(4,076)
Copper	55	7/2018	(4,312,155)[b]	(4,226,750)	85,405
Crude Soybean Oil	721	7/2018	(13,580,661)[b]	(13,246,212)	334,449
Euro-Bond	1,305	6/2018	(248,562,119)[a]	(250,160,850)	(1,598,731)

44

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
Gasoline	144	8/2018	(12,377,043)[b]	(12,777,610)	(400,567)
Hang Seng	63	5/2018	(12,092,903)[a]	(12,307,180)	(214,277)
Hard Red Winter Wheat	64	7/2018	(1,623,687)[b]	(1,720,000)	(96,313)
Lean Hog	20	6/2018	(658,520)[b]	(581,600)	76,920
LME Primary Aluminum	12	6/2018	(615,079)[b]	(679,500)	(64,421)
Long Gilt	1,998	6/2018	(332,736,231)[a]	(336,296,210)	(3,559,979)
NY Harbor ULSD	83	6/2018	(6,771,317)[b]	(7,492,460)	(721,143)
NYMEX Palladium	40	6/2018	(4,018,233)[b]	(3,842,200)	176,033
Silver	137	7/2018	(11,553,585)[b]	(11,234,685)	318,900
Sugar No.11	789	7/2018	(11,652,382)[b]	(10,383,240)	1,269,142
Gross Unrealized Appreciation				25,357,456
Gross Unrealized Depreciation				(29,167,164)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

45

CONSOLIDATED STATEMENT OF OPTIONS WRITTEN

April 30, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Put Options:
Swiss Market Index June 2018 @ 8,417	Goldman Sachs International	1,540	12,962,290	CHF	(65,185)
Swiss Market Index June 2018 @ 8,746	Goldman Sachs International	920	8,046,320	CHF	(100,265)
Total Options Written (premiums received $602,015)					(165,450)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

See notes to consolidated financial statements.

46

CONSOLIDATED STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of Montreal
Australian Dollar	20,811,000	United States Dollar	16,405,520	6/20/18	(735,530)
Canadian Dollar	8,809,000	United States Dollar	6,922,533	6/20/18	(53,237)
Swiss Franc	32,892,121	United States Dollar	35,150,732	6/20/18	(1,808,220)
Norwegian Krone	74,489,000	United States Dollar	9,525,878	6/20/18	(223,122)
New Zealand Dollar	15,228,000	United States Dollar	10,975,931	6/20/18	(262,746)
United States Dollar	41,665,077	Euro	33,354,342	6/20/18	1,224,687
United States Dollar	58,529,310	British Pound	41,662,337	6/20/18	1,026,632
United States Dollar	18,250,372	Japanese Yen	1,933,626,996	6/20/18	498,881
Citigroup
Australian Dollar	110,545,389	United States Dollar	85,912,336	6/20/18	(2,675,340)
Canadian Dollar	30,706,000	United States Dollar	24,093,879	6/20/18	(149,208)
Swiss Franc	27,630,625	United States Dollar	29,511,228	6/20/18	(1,502,258)
British Pound	22,076,000	United States Dollar	31,011,683	6/20/18	(542,218)
Japanese Yen	5,237,987,000	United States Dollar	48,388,124	6/20/18	(301,248)
Norwegian Krone	78,133,054	United States Dollar	10,141,881	6/20/18	(384,028)
New Zealand Dollar	41,147,000	United States Dollar	29,580,246	6/20/18	(632,556)
Swedish Krona	49,996,000	United States Dollar	5,905,644	6/20/18	(172,901)
United States Dollar	17,897,024	Canadian Dollar	22,959,000	6/20/18	(6,503)
United States Dollar	11,777,548	Swiss Franc	11,491,000	6/20/18	129,202
United States Dollar	128,692,156	Euro	104,306,341	6/20/18	2,226,189
United States Dollar	22,748,605	British Pound	16,228,000	6/20/18	350,594
United States Dollar	63,573,411	Japanese Yen	6,732,689,997	6/20/18	1,764,547
United States Dollar	30,321,770	Norwegian Krone	236,500,000	6/20/18	785,841
United States Dollar	44,553,427	New Zealand Dollar	61,153,770	6/20/18	1,530,597

47

CONSOLIDATED STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup (continued)
United States Dollar	30,859,240	Swedish Krona	251,410,228	6/20/18	2,031,531
Credit Suisse International
Australian Dollar	21,171,600	United States Dollar	16,685,232	6/20/18	(743,722)
United States Dollar	11,285,417	Canadian Dollar	14,573,853	6/20/18	(79,336)
United States Dollar	17,871,831	British Pound	12,736,337	6/20/18	293,041
United States Dollar	30,858,494	Swedish Krona	251,410,228	6/20/18	2,030,785
Goldman Sachs International
Australian Dollar	45,376,137	United States Dollar	35,633,306	6/20/18	(1,466,586)
Swiss Franc	24,503,129	United States Dollar	26,166,954	6/20/18	(1,328,305)
Euro	4,046,000	United States Dollar	5,024,582	6/20/18	(119,019)
British Pound	27,238,000	United States Dollar	38,474,519	6/20/18	(880,422)
Japanese Yen	3,005,558,000	United States Dollar	28,100,725	6/20/18	(508,466)
Norwegian Krone	151,882,054	United States Dollar	19,568,851	6/20/18	(600,658)
Swedish Krona	110,171,000	United States Dollar	13,327,181	6/20/18	(694,530)
United States Dollar	7,522,053	Canadian Dollar	9,715,905	6/20/18	(54,452)
United States Dollar	66,298,133	Euro	53,194,341	6/20/18	1,802,785
United States Dollar	33,804,712	British Pound	23,907,338	6/20/18	807,620
United States Dollar	43,545,639	Japanese Yen	4,605,788,996	6/20/18	1,262,601
United States Dollar	35,538,836	New Zealand Dollar	48,813,643	6/20/18	1,197,518
United States Dollar	30,849,839	Swedish Krona	251,410,231	6/20/18	2,022,129
HSBC
United States Dollar	11,284,482	Canadian Dollar	14,573,853	6/20/18	(80,271)
United States Dollar	30,849,016	Swedish Krona	251,410,228	6/20/18	2,021,307
Morgan Stanley Capital Services
Australian Dollar	32,074,000	United States Dollar	25,029,541	6/20/18	(878,887)
Canadian Dollar	39,144,000	United States Dollar	30,358,872	6/20/18	165,788

48

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Morgan Stanley Capital Services (continued)
Swiss Franc	47,638,060	United States Dollar	50,773,645	6/20/18	(2,483,279)
British Pound	38,192,000	United States Dollar	53,634,743	6/20/18	(921,851)
Norwegian Krone	380,466,056	United States Dollar	48,982,817	6/20/18	(1,467,306)
New Zealand Dollar	28,982,000	United States Dollar	21,140,108	6/20/18	(750,725)
United States Dollar	39,254,446	Canadian Dollar	50,908,000	6/20/18	(443,832)
United States Dollar	1,892,824	Swiss Franc	1,812,000	6/20/18	56,012
United States Dollar	78,273,405	Euro	62,895,341	6/20/18	2,016,104
United States Dollar	37,669,649	British Pound	26,394,000	6/20/18	1,240,447
United States Dollar	30,914,821	Japanese Yen	3,266,880,996	6/20/18	923,509
United States Dollar	32,561,794	Norwegian Krone	250,583,000	6/20/18	1,267,072
United States Dollar	23,836,032	New Zealand Dollar	32,500,770	6/20/18	971,128
United States Dollar	1,399,606	Swedish Krona	11,752,000	6/20/18	52,074
Royal Bank of Canada
Swiss Franc	36,830,624	United States Dollar	39,338,072	6/20/18	(2,003,128)
Norwegian Krone	78,133,054	United States Dollar	10,135,253	6/20/18	(377,400)
United States Dollar	7,521,480	Canadian Dollar	9,715,902	6/20/18	(55,022)
United States Dollar	17,870,876	British Pound	12,736,337	6/20/18	292,086
Gross Unrealized Appreciation					29,990,707
Gross Unrealized Depreciation					(25,386,312)

See notes to consolidated financial statements.

49

CONSOLIDATED STATEMENT OF SWAP AGREEMENTS

April 30, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps

Reference Obligation ($)†	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation ($)
Sold Contracts:[2]
Bank of America
Markit CDX North America High Yield Index Series 30
6/20/2023††	6,500,000	5.00	486,092	(388,572)	97,520
Gross Unrealized Appreciation				97,520

† Clearing House-Chicago Mercantile Exchange

†† Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to consolidated financial statements.

50

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Consolidated Statement of Investments:
Unaffiliated issuers	1,282,682,925	1,281,565,550
Affiliated issuers	101,477,343	101,477,343
Cash		18,834,163
Cash denominated in foreign currency	507,436	496,352
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		29,990,707
Cash collateral held by broker—Note 4		9,077,893
Dividends and interest receivable		1,390,224
Receivable for shares of Common Stock subscribed		772,938
Swap premium paid—Note 4		388,572
Receivable for swap variation margin—Note 4		249,383
Prepaid expenses		67,454
		1,444,310,579
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,376,501
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		25,386,312
Payable for shares of Common Stock redeemed		4,733,682
Payable for futures variation margin—Note 4		1,616,412
Outstanding options written, at value (premiums received $602,015)—Note 4		165,450
Payable for investment securities purchased		54,800
Accrued expenses		177,280
		33,510,437
Net Assets ($)		1,410,800,142
Composition of Net Assets ($):
Paid-in capital		1,422,161,104
Accumulated undistributed investment income—net		1,155,216
Accumulated net realized gain (loss) on investments		(13,301,561)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($3,809,708) net unrealized (depreciation) on futures and $97,520 net unrealized appreciation on centrally cleared swap agreements]		785,383
Net Assets ($)		1,410,800,142

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	63,239,045	59,903,654	553,499,392	734,158,051
Shares Outstanding	4,104,487	4,185,584	34,970,277	46,357,171
Net Asset Value Per Share ($)	15.41	14.31	15.83	15.84

See notes to consolidated financial statements.

51

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest	10,352,407
Dividends (net of $735 foreign taxes withheld at source):
Unaffiliated issuers	753,628
Affiliated issuers	804,646
Total Income	11,910,681
Expenses:
Management fee—Note 3(a)	8,085,144
Subsidiary management fee—Note 3(a)	520,674
Shareholder servicing costs—Note 3(c)	471,833
Distribution fees—Note 3(b)	262,208
Directors’ fees and expenses—Note 3(d)	75,253
Registration fees	52,867
Prospectus and shareholders’ reports	46,171
Professional fees	29,307
Custodian fees—Note 3(c)	22,424
Loan commitment fees—Note 2	14,297
Miscellaneous	73,684
Total Expenses	9,653,862
Less—reduction in expenses due to undertaking—Note 3(a)	(632,723)
Less—reduction in fees due to earnings credits—Note 3(c)	(22,906)
Net Expenses	8,998,233
Investment Income—Net	2,912,448
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	548,004
Net realized gain (loss) on options transactions	(19,187,129)
Net realized gain (loss) on futures	33,163,780
Net realized gain (loss) on swap agreements	87,257
Net realized gain (loss) on forward foreign currency exchange contracts	(9,819,697)
Net Realized Gain (Loss)	4,792,215
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,788,267)
Net unrealized appreciation (depreciation) on options transactions	2,797,212
Net unrealized appreciation (depreciation) on futures	(49,994,553)
Net unrealized appreciation (depreciation) on swap agreements	(46,714)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	4,890,042
Net Unrealized Appreciation (Depreciation)	(44,142,280)
Net Realized and Unrealized Gain (Loss) on Investments	(39,350,065)
Net (Decrease) in Net Assets Resulting from Operations	(36,437,617)

See notes to consolidated financial statements.

52

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income (loss)—net	2,912,448	(3,716,758)
Net realized gain (loss) on investments	4,792,215	80,158,082
Net unrealized appreciation (depreciation) on investments	(44,142,280)	11,555,140
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,437,617)	87,996,464
Distributions to Shareholders from ($):
Net realized gain on investments:
Class A	(3,628,341)	(341,762)
Class C	(3,966,680)	(237,196)
Class I	(30,866,723)	(775,856)
Class Y	(35,205,227)	(1,271,510)
Total Distributions	(73,666,971)	(2,626,324)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,045,327	15,191,131
Class C	1,561,515	5,013,783
Class I	83,117,960	467,890,826
Class Y	91,796,273	217,849,128
Distributions reinvested:
Class A	3,266,497	325,546
Class C	3,248,878	181,423
Class I	26,282,157	590,605
Class Y	17,523,028	721,951
Cost of shares redeemed:
Class A	(15,029,485)	(151,909,545)
Class C	(19,644,631)	(59,663,859)
Class I	(163,999,427)	(294,198,094)
Class Y	(110,215,755)	(130,888,867)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(75,047,663)	71,104,028
Total Increase (Decrease) in Net Assets	(185,152,251)	156,474,168
Net Assets ($):
Beginning of Period	1,595,952,393	1,439,478,225
End of Period	1,410,800,142	1,595,952,393
Undistributed investment income (loss)—net	1,155,216	(1,757,232)

53

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	441,019	955,739
Shares issued for distributions reinvested	207,002	21,139
Shares redeemed	(961,324)	(9,643,628)
Net Increase (Decrease) in Shares Outstanding	(313,303)	(8,666,750)
Class Ca,b
Shares sold	104,994	337,106
Shares issued for distributions reinvested	221,012	12,512
Shares redeemed	(1,335,555)	(4,009,428)
Net Increase (Decrease) in Shares Outstanding	(1,009,549)	(3,659,810)
Class Ia
Shares sold	5,142,632	28,694,862
Shares issued for distributions reinvested	1,622,355	37,522
Shares redeemed	(10,163,401)	(18,147,833)
Net Increase (Decrease) in Shares Outstanding	(3,398,414)	10,584,551
Class Ya
Shares sold	5,697,195	13,453,316
Shares issued for distributions reinvested	1,081,668	45,867
Shares redeemed	(6,649,534)	(8,067,592)
Net Increase (Decrease) in Shares Outstanding	129,329	5,431,591

[a]During the period ended April 30, 2018, 305 Class A shares representing $4,641 were exchanged for 297 Class Y shares, 343,789 Class Y shares representing $5,549,319 were exchanged for 343,952 Class I shares and during the period ended October 31, 2017, 2,183 Class A shares representing $34,879 were exchanged for 2,132 Class I shares, 2,736 Class C shares representing $40,409 were exchanged for 2,518 Class I shares, 638,261 Class Y shares representing $10,378,341 were exchanged for 638,253 Class I shares.

[b]During the period ended April 30, 2018, 2,443 Class C shares representing $38,020 were automatically exchanged for 2,285 Class A shares.
See notes to consolidated financial statements.

54

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	16.63	15.73	15.63	15.36	14.18	12.49
Investment Operations:
Investment income (loss)—net[a]	.01	(.09)	(.17)	(.22)	(.19)	(.01)
Net realized and unrealized gain (loss) on investments	(.41)	1.02	.27	.49[b]	1.38	1.65
Payment by affiliate	–	–	–	–	–	.05
Total from Investment Operations	(.40)	.93	.10	.27	1.19	1.69
Distributions:
Dividends from investment income—net	–	–	–	–	(.01)	–
Dividends from net realized gain on investments	(.82)	(.03)	–	–	–	–
Total Distributions	(.82)	(.03)	–	–	(.01)	–
Net asset value, end of period	15.41	16.63	15.73	15.63	15.36	14.18
Total Return (%)[c]	(2.54)[d]	5.92	.70	1.69	8.42	13.53[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.57[f]	1.55	1.51	1.49	1.54	1.65
Ratio of net expenses to average net assets	1.44[f]	1.47	1.50	1.49	1.50	1.50
Ratio of net investment income (loss) to average net assets	0.18[f]	(.56)	(1.13)	(1.41)	(1.30)	(.04)
Portfolio Turnover Rate	7.27[d]	69.80	10.66	165.55	124.10	1.74
Net Assets, end of period ($ x 1,000)	63,239	73,458	205,832	268,600	54,798	23,462

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Exclusive of sales charge.

d Not annualized.

e The total return would have been 13.13% had a reimbursement for a trade error not been made by BNY Mellon AMNA.

f Annualized.

See notes to consolidated financial statements.

55

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	15.56	14.83	14.85	14.70	13.66	12.12
Investment Operations:
Investment (loss)—net[a]	(.04)	(.19)	(.27)	(.33)	(.29)	(.10)
Net realized and unrealized gain (loss) on investments	(.39)	.95	.25	.48[b]	1.33	1.59
Payment by affiliate	–	–	–	–	–	.05
Total from Investment Operations	(.43)	.76	(.02)	.15	1.04	1.54
Distributions:
Dividends from net realized gain on investments	(.82)	(.03)	–	–	–	–
Net asset value, end of period	14.31	15.56	14.83	14.85	14.70	13.66
Total Return (%)[c]	(2.92)[d]	5.14	(.07)	.95	7.61	12.71[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.29[f]	2.32	2.26	2.24	2.30	2.44
Ratio of net expenses to average net assets	2.19[f]	2.23	2.25	2.24	2.25	2.25
Ratio of net investment (loss) to average net assets	(.57)[f]	(1.26)	(1.82)	(2.16)	(2.08)	(.78)
Portfolio Turnover Rate	7.27[d]	69.80	10.66	165.55	124.10	1.74
Net Assets, end of period ($ x 1,000)	59,904	80,834	131,341	141,904	23,672	9,409

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Exclusive of sales charge.

d Not annualized.

e The total return would have been 12.29% had a reimbursement for a trade error not been made by BNY Mellon AMNA.

f Annualized.

See notes to consolidated financial statements.

56

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	17.04	16.08	15.93	15.61	14.39	12.65
Investment Operations:
Investment income (loss)—net[a]	.03	(.03)	(.13)	(.19)	(.14)	.03
Net realized and unrealized gain (loss) on investments	(.42)	1.02	.28	.51[b]	1.39	1.67
Payment by affiliate	–	–	–	–	–	.05
Total from Investment Operations	(.39)	.99	.15	.32	1.25	1.75
Distributions:
Dividends from investment income—net	–	–	–	–	(.03)	(.01)
Dividends from net realized gain on investments	(.82)	(.03)	–	–	–	–
Total Distributions	(.82)	(.03)	–	–	(.03)	(.01)
Net asset value, end of period	15.83	17.04	16.08	15.93	15.61	14.39
Total Return (%)	(2.42)[c]	6.17	1.01	1.92	8.77	13.82[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29[e]	1.30	1.25	1.22	1.21	1.29
Ratio of net expenses to average net assets	1.19[e]	1.21	1.24	1.22	1.21	1.25
Ratio of net investment income (loss) to average net assets	.43[e]	(.17)	(.86)	(1.15)	(.94)	.20
Portfolio Turnover Rate	7.27[c]	69.80	10.66	165.55	124.10	1.74
Net Assets, end of period ($ x 1,000)	553,499	653,752	446,643	489,361	71,731	253,971

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Not annualized.

d The total return would have been 13.42% had a reimbursement for a trade error not been made by BNY Mellon AMNA.

e Annualized.

See notes to consolidated financial statements.

57

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	17.04	16.07	15.91	15.59	14.39	13.45
Investment Operations:
Investment income (loss)—net[b]	.04	(.02)	(.11)	(.15)	(.17)	(.01)
Net realized and unrealized gain (loss) on investments	(.42)	1.02	.27	.47[c]	1.40	.90
Payment by affiliate	–	–	–	–	–	.05
Total from Investment Operations	(.38)	1.00	.16	.32	1.23	.94
Distributions:
Dividends from investment income—net	–	–	–	–	(.03)	–
Dividends from net realized gain on investments	(.82)	(.03)	–	–	–	–
Total Distributions	(.82)	(.03)	–	–	(.03)	–
Net asset value, end of period	15.84	17.04	16.07	15.91	15.59	14.39
Total Return (%)	(2.36)[d]	6.23	1.01	2.05	8.56	6.99[d,e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[f]	1.21	1.18	1.14	1.16	1.31[f]
Ratio of net expenses to average net assets	1.14[f]	1.15	1.16	1.14	1.16	1.25[f]
Ratio of net investment income (loss) to average net assets	.48[f]	(.14)	(.68)	(.96)	(1.14)	(.18)[f]
Portfolio Turnover Rate	7.27[d]	69.80	10.66	165.55	124.10	1.74
Net Assets, end of period ($ x 1,000)	734,158	787,909	655,662	483,043	387,629	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Not annualized.

e The total return would have been 6.62% had a reimbursement for a trade error not been made by BNY Mellon AMNA.

f Annualized.

See notes to consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dynamic Total Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 31, 2018, BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain BNY Mellon affiliated investment management firms, including Mellon Capital Management Corporation, which served as the fund’s sub-investment adviser prior to January 31, 2018.

The fund may invest in certain commodities through its investment in DTR Commodity Fund Ltd., (the “Subsidiary”), a wholly-owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the fund. Dreyfus serves as investment adviser for the Subsidiary, BNY Mellon AMNA serves as the Subsidiary’s sub-investment advisor and Citibank N.A. serves as the Subsidiary’s custodian. The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the fund will remain the sole shareholder and retain all rights. Under the Amended and Restated Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The following summarizes the structure and relationship of the Subsidiary at April 30, 2018:

59

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Subsidiary Activity
Consolidated fund Net Assets ($)	1,410,800.142
Subsidiary Percentage of fund Net Assets	6.88%
Subsidiary Financial Statement Information ($)
Total assets	97,914,338
Total liabilities	831,419
Net assets	97,082,919
Total income	548,420
Investment income—net	31,062
Net realized gain (loss)	6,304,733
Net unrealized appreciation (depreciation)	1,593,574
Net increase (decrease) in net assets resulting from operations	7,929,369

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

60

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s

61

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board.

62

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	–	76,332,713	–	76,332,713
Exchange-Traded Funds	67,961,599	–	–	67,961,599
Registered Investment Company	101,477,343	–	–	101,477,343
U.S. Treasury	–	1,131,411,511	–	1,131,411,511
Other Financial Instruments:

63

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Futures††	25,357,456	–	–	25,357,456
Forward Foreign Currency Exchange Contracts††	–	29,990,707	–	29,990,707
Options Purchased	4,972,500	887,227	–	5,859,727
Swaps††	–	97,520	–	97,520
Liabilities ($)
Other Financial Instruments:
Futures††	(29,167,164)	–	–	(29,167,164)
Forward Foreign Currency Exchange Contracts††	–	(25,386,312)	–	(25,386,312)
Options Written	–	(165,450)	–	(165,450)

† See Consolidated Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

64

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund’s investments in commodity-linked financial derivatives instruments may subject the fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment

65

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: long-term capital gains $2,626,324. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3— Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Dreyfus has entered into separate management agreements with the fund and the Subsidiary pursuant to which Dreyfus receives a management fee computed at the annual rate of 1.10% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly. In addition, Dreyfus has contractually agreed for as long as the fund invests in the Subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to Dreyfus by the Subsidiary. The reduction in expenses, pursuant to the undertaking amounted to $520,674 during the period ended April 30, 2018.

66

In addition, Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.19% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $112,049 during the period ended April 30, 2018.

Pursuant to separate sub-investment advisory agreements between Dreyfus and BNY Mellon AMNA with respect to the fund and the Subsidiary, Dreyfus pays BNY Mellon AMNA an annual fee of .65% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly.

During the period ended April 30, 2018, the Distributor retained $5,292 from commissions earned on sales of the fund’s Class A shares and $2,216 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $262,208 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $87,004 and $87,403, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Consolidated Statement of Operations.

67

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $13,495 for transfer agency services and $482 for cash management services. These fees are included in Shareholder servicing costs in the Consolidated Statement of Operations. Cash management fees were offset by earnings credits of $482.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $22,424 pursuant to the custody agreement. These fees were offset by earnings credits of $22,424.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: management fees $1,390,070, Distribution Plan fees $37,427, Shareholder Services Plan fees $25,851, custodian fees $4,000, Chief Compliance Officer fees $4,214 and transfer agency fees $2,200, which are offset against an expense reimbursement currently in effect in the amount of $87,261.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended April 30, 2018, amounted to $17,706,159 and $18,315,551, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce

68

its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk and commodity risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Consolidated Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of values of equities, interest rates or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a

69

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2018 are set forth in Consolidated Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consolidated

70

Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Consolidated Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Credit default swaps open at April 30, 2018 are set forth in the Consolidated Statement of Swap Agreements.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2018 are set forth in the Statement of Swap Agreements:

The following tables show the fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, respectively.

72

Fair value of derivative instruments as of April 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	1,620,642	[1]	Interest rate risk	(11,131,229)	[1]
Equity risk	22,043,574	[1,2]	Equity risk	(15,635,563)	[1,3]
Foreign exchange risk	29,990,707	[4]	Foreign exchange risk	(25,386,312)	[4]
Credit risk	97,520	[5]	Credit risk	-
Commodity risk	7,552,967	[1]	Commodity risk	(2,565,822)	[1]
Gross fair value of derivative contracts	61,305,410			(54,718,926)

Consolidated Statement of Assets and Liabilities location:

[1]Includes cumulative appreciation (depreciation) on futures as reported in the Consolidated Statement of Futures, but only the unpaid variation margin is reported in the Consolidated Statement of Assets and Liabilities.

[2]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]Outstanding options written, at value.
[4]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

[5]Includes cumulative appreciation (depreciation) on swap agreements as reported in the Consolidated Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments in the Consolidated Statement of Operations during the period ended April 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(17,056,699)		-		-		-		(17,056,699)
Equity	43,915,643		(19,187,129)		-		-		24,728,514
Foreign exchange	-		-		(9,819,697)		-		(9,819,697)
Credit	-		-		-		87,257		87,257
Commodity	6,304,836		-		-		-		6,304,836
Total	33,163,780		(19,187,129)		(9,819,697)		87,257		4,244,211

73

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(15,529,782)		-		-		-		(15,529,782)
Equity	(36,059,248)		2,797,212		-		-		(33,262,036)
Foreign exchange	-		-		4,890,042		-		4,890,042
Credit	-		-		-		(46,714)		(46,714)
Commodity	1,594,477		-		-		-		1,594,477
Total	(49,994,553)		2,797,212		4,890,042		(46,714)		(42,354,013)

Consolidated Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Consolidated Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Consolidated Statement of Assets and Liabilities.

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At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	25,357,456	(29,167,164)
Options	5,859,727	(165,450)
Forward contracts	29,990,707	(25,386,312)
Swaps	97,520	-
Total gross amount of derivative
assets and liabilities in the
Consolidated Statement of Assets and Liabilities	61,305,410	(54,718,926)
Derivatives not subject to
Master Agreements	(32,751,302)	29,990,222
Total gross amount of assets
and liabilities subject to
Master Agreements	28,554,108	(24,728,704)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of Montreal	2,750,200		(2,750,200)	-		-
Citigroup	8,818,501		(6,366,260)	-		2,452,241
Goldman Sachs International	7,979,880		(5,817,888)	(1,850,000)		311,992
HSBC	2,021,307		(80,271)	(1,540,000)		401,036
Morgan Stanley Capital Services	6,692,134		(6,692,134)	-		-
Royal Bank of Canada	292,086		(292,086)	-		-
Total	28,554,108		(21,998,839)	(3,390,000)		3,165,269

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of Montreal	(3,082,855)		2,750,200	270,000		(62,655)
Citigroup	(6,366,260)		6,366,260	-		-
Goldman Sachs International	(5,817,888)		5,817,888	-		-
HSBC	(80,271)		80,271	-		-
Morgan Stanley Capital Services	(6,945,880)		6,692,134	10,000		(243,746)
Royal Bank of Canada	(2,435,550)		292,086	-		(2,143,464)
Total	(24,728,704)		21,998,839	280,000		(2,449,865)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Consolidated Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity futures	1,119,653,473
Equity options contracts	8,701,044
Interest rate futures	2,420,106,589
Forward contracts	2,290,064,346
Commodity futures	207,997,921

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2018:

Average Notional Value ($)
Credit default swap agreements	7,071,429

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $211,397, consisting of $4,457,520 gross unrealized appreciation and $4,246,123 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for

76

financial reporting purposes (see the Consolidated Statement of Investments).

77

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group

78

of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median in the three-, four- and five-year periods, above the Performance Universe median in the four- and five-year periods and otherwise below the Performance Group and Performance Universe medians for the periods shown (only slightly below the Performance Universe median in the ten-year period). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed: (1) for as long as the fund invests in the DTR Commodity Fund Ltd. (the “Subsidiary”), to waive the management fee Dreyfus receives from the fund in an amount equal to the management fee paid to Dreyfus by the Subsidiary; and (2) until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.19% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee

79

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

80

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

81

For More Information

Dynamic Total Return Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

BNY Mellon Asset
Management North
America Corporation
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: AVGAX Class C: AVGCX Class I: AVGRX Class Y: AVGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6140SA0418

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)